UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23341
Name of Fund:
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.93%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 6.83%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	6.83%	3.95%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the “Predecessor Fund”), through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Annual Shareholder Report — December 31, 2024
BIMBX-12/24-AR

BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$124	1.20%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 6.61%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	6.61%	3.68%	4.08%
Investor A Shares (with sales charge)	2.34	2.84	3.64
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the “Predecessor Fund”), through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Annual Shareholder Report — December 31, 2024
BAMBX-12/24-AR

BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$195	1.89%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 5.87%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	5.87%	2.96%	3.44%
Investor C Shares (with sales charge)	4.87	2.96	3.44
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the “Predecessor Fund”), through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Annual Shareholder Report — December 31, 2024
BMBCX-12/24-AR

BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.82%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 7.05%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the ICE BofA 3-Month Treasury Bill Index returned 5.25%.
What contributed to performance?
The Directional Asset Allocation strategy (“DAA”) made the largest contribution to the Fund’s absolute performance. The DAA strategy takes long-only positions in fixed-income assets to capture market upside while seeking to balance interest rate risk and credit risk. Yield from the Fund’s fixed-income holdings made a strong contribution to performance, as higher interest rates led to more attractive opportunities for income generation. Allocations to investment-grade corporates and securitized assets were the main contributors. The Macro strategy (which seeks to add value through tactical views across global interest rates, sectors and curve relative value) also contributed, led by directional strategies.
The Defensive Equity strategy (which takes a defensive, credit-informed approach to equity selection, seeking to provide downside protection and ballast) made a small contribution. The strategy produced the best results in the first quarter of 2024 and again in the summer sell-off, when market volatility led investors to focus on higher-quality companies.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance impact of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance.
What detracted from performance?
While certain individual positions experienced negative total returns, there were no detractors from absolute performance at the broad strategy level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	7.05%	4.05%	4.39%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.37
ICE BofA 3-Month U.S. Treasury Bill Index	5.25	2.47	1.84
Key Fund statistics
Net Assets	$6,868,137,797
Number of Portfolio Holdings	2,312
Net Investment Advisory Fees	$49,653,794
Portfolio Turnover Rate	242%
The Fund commenced operations on May 19, 2015.
On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund, a series of BlackRock FundsSM (the “Predecessor Fund”), through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.
Performance shown prior to the Class K Shares inception date of September 29, 2020 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	59.3%
Non-Agency Mortgage-Backed Securities	25.0%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	11.1%
Asset-Backed Securities	1.4%
U.S. Treasury Obligations	0.2%
Money Market Funds	0.1%
Capital Trust	—	%(c)
Liabilities in Excess of Other Assets	(8.4)
Industry allocation
	Percent of Total Investments(d)
Industry	Long	Short	Total
Financials	12.2%	2.6%	14.8%
Consumer Discretionary	7.4%	3.9%	11.3%
Industrials	6.5%	3.7%	10.2%
Energy	5.4%	1.8%	7.2%
Health Care	4.4%	2.8%	7.2%
Information Technology	4.8%	2.2%	7.0%
Materials	3.7%	2.3%	6.0%
Consumer Staples	4.2%	1.4%	5.6%
Communication Services	4.3%	1.1%	5.4%
Utilities	4.0%	1.1%	5.1%
Real Estate	2.0%	0.9%	2.9%
Other(e)	17.3%	—%	17.3%
	76.2	23.8	100.0
(a)	Excludes underlying investments in total return swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Rounds to less than 0.1%.
(d)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(e)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.2%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Annual Shareholder Report — December 31, 2024
BKMBX-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Arthur P. Steinmetz

Lorenzo A. Flores

Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche (“D&T) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Systematic Multi-Strategy Fund	$68,238	$68,238	$0	$0	$30,200	$30,160	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis..

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Systematic Multi-Strategy Fund	$30,200	$30,567

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Consolidated Schedule of Investments
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(b) — 2.4%
AGL CLO Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.22%, 01/15/33(a)	USD	250	$ 250,134
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.04%, 01/17/31(a)		119	119,226
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/34(a)		250	251,342
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.89%, 10/22/32(a)		1,000	1,005,804
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.98%, 01/20/31(a)		220	220,010
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.18%, 07/27/31(a)		1,000	1,010,375
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.56%, 07/17/34(a)		250	250,952
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 6.47%, 04/15/30(a)		1,018	1,020,468
CIFC Funding Ltd.(a)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.66%, 07/16/30		1,000	1,003,590
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.09%, 10/22/31		1,271	1,272,826
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/31(a)		494	493,747
Dryden Senior Loan Fund(a)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/31		521	522,068
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.84%, 07/18/30		534	534,460
Flatiron CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.83%, 11/16/34(a)		400	400,041
Gracie Point International Funding LLC(a)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.88%, 09/01/26		99	99,634
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.18%, 03/01/27		315	316,039
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.95%, 01/20/31(a)		174	174,072
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.90%, 04/20/31(a)		352	352,713
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		74	59,890
Madison Park Funding XIV Ltd., Series 2014-14A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 5.83%, 10/22/30(a)		891	892,303
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36(a)		250	251,414
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31(a)		463	463,066
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 11.59%, 02/14/34(a)		250	236,578
Security		Par (000)	Value
Cayman Islands (continued)
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.04%, 07/20/37(a)	USD	2,000	$ 2,010,976
Post CLO VI Ltd.(a)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38		2,000	2,020,416
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.66%, 01/20/38		1,000	1,016,692
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30(a)		170	169,886
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3- mo. CME Term SOFR + 1.38%), 6.04%, 07/15/30(a)		87	87,208
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.94%, 10/20/37(a)		1,000	1,005,487
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3- mo. CME Term SOFR + 1.51%), 6.17%, 10/15/30(a)		130	130,491
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.87%, 04/16/31(a)		359	359,466
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.06%, 01/16/31(a)		149	149,023
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34(a)		325	326,522
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.59%, 07/20/37(a)		1,000	1,007,521
			19,484,440
France(a) — 0.1%
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 3.87%, 09/23/44(c)	EUR	300	311,355
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 3.80%, 02/25/43(c)		100	103,352
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 4.10%, 02/25/43		100	103,582
			518,289
Germany(a)(c) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 4.00%, 01/26/43		60	62,001
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 4.05%, 09/15/32		97	100,537
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 3.65%, 09/15/30		36	37,934
			200,472
Ireland(a) — 0.3%
Arini European CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 4.20%), 7.38%, 04/15/38(c)		100	104,441
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 5.84%, 06/23/34(c)		100	103,916
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.48%, 04/15/35(c)		100	102,662
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 8.38%, 01/15/37(c)		100	106,241
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 6.38%, 07/15/32(c)		100	104,343

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 4.30%, 02/22/34(c)	EUR	100	$ 102,841
CVC Cordatus Loan Fund XXX DAC, Series 2030X, Class D, (3-mo. EURIBOR + 4.00%), 7.02%, 05/15/37(c)		100	104,941
CVC Cordatus Opportunity Loan Fund DAC, Series 2024X, Class DR, (3-mo. EURIBOR + 4.00%), 7.02%, 08/15/33(c)		100	104,116
Dilosk RMBS No. 9 DAC, Series 9, Class A, (3-mo. EURIBOR + 0.68%), 3.77%, 01/25/63(c)		141	145,870
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class A, (1-mo. EURIBOR + 0.72%), 3.57%, 10/18/34		500	518,696
Harvest CLO XXXII DAC, Series 2032X, Class D, (3- mo. EURIBOR + 3.60%), 7.30%, 07/25/37(c)		100	104,879
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 4.44%, 04/25/34(c)		100	103,021
Henley CLO X DAC, Series 10X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/20/37(c)		100	104,923
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2024-6X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/15/37(c)		100	104,994
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 7.18%, 01/15/38(c)		100	104,559
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 6.81%, 08/15/38(c)		100	105,080
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 5.97%, 02/15/35(c)		100	104,192
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 6.20%, 05/20/34(c)		100	104,319
SCF Rahoituspalvelut XIII DAC, Series 13, Class A, (1-mo. EURIBOR + 0.58%), 3.38%, 06/25/34(c)		200	207,267
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38(c)		100	104,975
			2,646,276
Italy(a)(c) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 3.59%, 12/29/36		283	293,331
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 4.06%, 12/29/36		123	127,737
AutoFlorence 3 SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 3.80%, 12/25/46		417	433,644
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 3.86%, 02/24/42		248	257,291
Koromo Italy SRL, Series 1, Class A, (1-mo. EURIBOR + 0.80%), 3.65%, 02/26/35		123	127,531
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 4.49%, 06/15/41		108	112,233
Red & Black Auto Italy SRL, Series 3, Class A, (1-mo. EURIBOR + 0.81%), 3.67%, 07/28/36		300	310,608
			1,662,375
Jersey — 0.4%
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.90%, 10/20/37(a)(b)	USD	3,000	3,010,418
Luxembourg(a)(c) — 0.1%
Asset-Backed European Securitisation Transaction SARL, Series 2023, Class B, 4.10%, 03/21/34	EUR	100	103,798
Security		Par (000)	Value
Luxembourg (continued)
Auto1 Car Funding SARL, Series 2024-1, Class A, (1- mo. EURIBOR + 0.70%), 3.60%, 12/15/33	EUR	164	$ 170,496
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 3.81%, 09/22/31		100	103,068
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 3.87%, 12/27/57		290	299,999
Pony SA Compartment German Auto Loans, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 3.75%, 01/14/33		100	103,500
SC Germany SA Compartment Consumer, Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 4.00%, 05/14/38		100	103,743
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 3.66%, 01/20/35		74	76,832
			961,436
Netherlands(a)(c) — 0.1%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 4.14%, 02/15/55		132	137,937
Hill FL BV, Series 2024-2FL, Class A, (1-mo. EURIBOR + 0.72%), 3.57%, 10/18/32		300	311,509
Mila BV, Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 3.45%, 09/16/41		156	161,633
			611,079
Portugal — 0.0%
GAMMA Sociedade de Titularizacao de Creditos, Series 2, Class A, (3-mo. EURIBOR + 0.90%), 3.91%, 02/25/34(a)(c)		200	207,539
Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 3.65%, 01/31/39(a)(c)		68	70,521
United Kingdom(a)(c) — 0.4%
Asimi Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP + 1.00%), 5.71%, 09/16/31	GBP	116	145,508
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP + 1.90%), 6.61%, 01/20/61		100	126,921
Dowson PLC, Series 2024-1, Class B, (1-day SONIA GBP + 1.25%), 5.96%, 08/20/31		149	184,971
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP + 0.87%), 5.60%, 03/22/57		213	266,359
Elstree Funding PLC, Series 2005, Class A, 5.56%, 08/21/61		265	332,396
Hermitage PLC
Series 2023-1, Class B, (1-day SONIA GBP + 2.45%), 7.16%, 09/21/33		100	125,831
Series 2024-1, Class A, (1-day SONIA GBP + 0.90%), 5.61%, 04/21/33		249	312,197
Series 2024-1, Class B, (1-day SONIA GBP + 1.25%), 5.96%, 04/21/33		83	103,784
Mortimer PLC, Series 2024-MIX, Class B, 5.90%, 09/22/67		100	125,193
Newday Funding Master Issuer PLC
Series 2024-2X, Class A, (1-day SONIA GBP + 0.90%), 5.61%, 07/15/32		275	343,956
Series 2024-3X, Class B, 6.01%, 11/15/32		100	125,268
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP + 0.90%), 5.61%, 07/16/29		318	398,976
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
PCL Funding VIII PLC, Series 2023-1, Class A, (1-day SONIA GBP + 1.18%), 5.89%, 05/15/28	GBP	400	$ 503,341
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP + 2.75%), 7.46%, 02/23/61		160	204,919
Winchester PLC, Series 2001, Class B, 5.95%, 10/21/56		100	125,199
			3,424,819
United States — 2.8%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.08%, 05/25/36(a)	USD	35	34,236
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(b)		570	574,158
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		34	31,108
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		37	36,223
Series 2021-A, Class B, 2.79%, 11/17/33		100	95,080
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		129	130,482
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		312	321,122
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.32%, 06/25/54(a)(b)		360	367,589
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		123	120,511
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(b)		607	617,178
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(b)		65	64,573
Foundation Finance Trust(b)
Series 2021-2A, Class A, 2.19%, 01/15/42		103	96,198
Series 2023-2A, Class A, 6.53%, 06/15/49		259	266,807
Series 2024-2A, Class B, 4.93%, 03/15/50		100	98,537
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)		59	60,480
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)		635	632,052
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		220	171,158
Series 2022-3CS, Class A, 4.95%, 07/20/49		46	42,639
Series 2023-1GS, Class A, 5.52%, 02/22/55		104	98,761
Gracie Point International Funding LLC, Series 2024- 1A, Class A, (90-day Avg SOFR + 1.70%), 6.61%, 03/01/28(a)(b)		306	306,850
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		496	499,041
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)		384	376,441
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.00%, 05/20/32		231	231,327
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.95%, 10/20/32		384	384,448
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32		301	301,645
Series 2023-1A, Class D, 8.69%, 05/20/33		182	183,850
Series 2024-1A, Class B, 5.88%, 06/21/32		100	100,618
Series 2024-2A, Class B, 4.86%, 02/21/34		100	97,284
Security		Par (000)	Value
United States (continued)
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(b)	USD	419	$ 408,426
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class B, 3.21%, 08/21/34		35	34,508
Series 2023-AA, Class A, 6.70%, 10/22/35		1,468	1,489,889
Series 2023-AA, Class B, 7.11%, 10/22/35		789	803,671
Series 2024-AA, Class A, 5.13%, 09/22/36		241	240,902
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53(b)		215	217,703
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (1 mo. Term SOFR + 1.71%), 6.11%, 10/15/31(a)(b)		303	303,611
Navient Private Education Refi Loan Trust(b)
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 6.11%, 11/15/68(a)		442	445,303
Series 2021-DA, Class A, (Prime - 1.99%), 5.76%, 04/15/60(a)		147	146,476
Series 2024-A, Class A, 5.66%, 10/15/72		662	669,309
Navient Student Loan Trust(b)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 6.30%, 03/15/72(a)		197	197,950
Series 2023-BA, Class A1A, 6.48%, 03/15/72		137	140,277
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		136	114,745
Series 2021-DA, Class B, 2.90%, 04/20/62		700	595,336
Series 2021-DA, Class C, 3.50%, 04/20/62		100	81,638
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 6.82%, 11/25/53(a)		133	135,230
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class B, 2.21%, 09/14/35		1,132	1,056,291
Series 2022-2A, Class B, 5.24%, 10/14/34		189	189,457
Series 2023-2A, Class D, 7.52%, 09/15/36		552	571,236
Series 2024-1A, Class A, 5.79%, 05/14/41		764	783,185
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		1,134	1,131,845
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		— (d)	556
Series 2021-1, Class B, 2.42%, 03/17/31		256	249,935
Series 2021-2, Class B, 2.35%, 08/15/33		990	890,773
Series 2022-1, Class A, 3.07%, 03/15/32		389	384,000
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,149
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		528	520,870
Series 2021-A, Class B, 2.80%, 12/22/31		136	130,948
Series 2021-A, Class C, 3.53%, 12/22/31		100	95,770
Series 2021-A, Class D, 5.23%, 12/22/31		800	765,240
Series 2024-B, Class A, 5.42%, 11/20/37		424	429,076
Series 2024-B, Class B, 5.86%, 11/20/37		152	152,479
Service Experts Issuer LLC(b)
Series 2021-1A, Class A, 2.67%, 02/02/32		149	144,085
Series 2024-1A, Class A, 6.39%, 11/20/35		159	161,265
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54(b)		51	50,723
SMB Private Education Loan Trust(b)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.05%, 03/15/56(a)		766	781,291
Series 2024-A, Class B, 5.88%, 03/15/56		408	410,109
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.70%, 06/17/52(a)		158	158,256

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SoFi Personal Loan Term(b)
Series 2024-1, Class A, 6.06%, 02/12/31	USD	351	$ 353,391
Series 2024-1, Class R1, 0.00%, 02/12/31		10	303,096
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		233	237,043
			22,416,439
Total Asset-Backed Securities — 6.8% (Cost: $55,426,806)			55,214,103

	Shares
Common Stocks
Canada — 0.1%
Algoma Steel Group, Inc.	26,292	257,136
France — 0.0%
Atos SE(e)	5,306,258	14,291
LVMH Moet Hennessy Louis Vuitton SE	208	136,821
		151,112
Italy — 0.0%
Intesa Sanpaolo SpA	20,678	82,935
UniCredit SpA	2,893	115,860
		198,795
Japan — 0.0%
Rakuten Group, Inc.(e)	25,300	136,303
United Kingdom — 0.0%
Genius Sports Ltd.(e)	21,560	186,494
United States — 1.3%
Adobe, Inc.(e)	117	52,028
AES Corp.	6,520	83,912
Alaska Air Group, Inc.(e)	1,300	84,175
Alphabet, Inc., Class C	805	153,304
Altice USA, Inc., Class A(e)	42,024	101,278
AMC Networks, Inc., Class A(e)	12,756	126,284
Amentum Holdings, Inc.(e)	13,314	279,993
Apollo Global Management, Inc.	1,500	247,740
Apple, Inc.	593	148,499
Bank of America Corp.	4,444	195,314
Beacon Roofing Supply, Inc.(e)	2,899	294,480
Boston Scientific Corp.(e)	2,700	241,164
Boyd Gaming Corp.	2,292	166,262
Caesars Entertainment, Inc.(e)	3,619	120,947
Carrier Global Corp.	1,260	86,008
CommScope Holding Co., Inc.(e)	16,250	84,662
Concentra Group Holdings Parent, Inc.	2,395	47,373
Constellium SE, Class A(e)	4,052	41,614
Coreweave, Inc.(e)(f)	235	220,865
D.R. Horton, Inc.	1,215	169,881
Delta Air Lines, Inc.	3,264	197,472
DF Residential III LP(e)(f)	256,763	254,195
Discover Financial Services	1,200	207,876
Eli Lilly & Co.	211	162,892
EOG Resources, Inc.	1,593	195,270
Fifth Third Bancorp	2,380	100,626
Flagstar Financial, Inc.	46,163	430,704
Freeport-McMoRan, Inc.	1,834	69,839
Freewire Equity(e)(f)	6	—
Security	Shares	Value
United States (continued)
Golden Entertainment, Inc.	1,691	$ 53,436
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(e)(f)(g)	538,000	511,100
Home Depot, Inc.	300	116,697
JPMorgan Chase & Co.	975	233,717
Kinder Morgan, Inc.	12,205	334,417
Lam Research Corp.	1,919	138,609
Landsea Homes Corp.(e)	14,273	121,178
Lineage, Inc.	309	18,098
Lumen Technologies, Inc.(e)	16,620	88,252
Meta Platforms, Inc., Class A	384	224,836
Micron Technology, Inc.	2,736	230,262
NRG Energy, Inc.	1,695	152,923
NVIDIA Corp.	1,135	152,419
Palladyne AI Corp(e)	305	3,742
Solaris Energy Infrastructure, Inc., Class A	25,756	741,258
Sonder Holdings, Inc., Class A(e)	2,292	7,289
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $85,374), A shares(e)(f)(g)	1,054	179,507
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $91,692), C shares(e)(f)(g)	1,132	192,791
Super Micro Computer, Inc.(e)	8,094	246,705
Tesla, Inc.(e)	684	276,227
Toll Brothers, Inc.	1,123	141,442
Trane Technologies PLC	630	232,690
U.S. Steel Corp.	19,346	657,571
United Airlines Holdings, Inc.(e)	865	83,992
Vistra Corp.	1,753	241,686
Walmart, Inc.	1,833	165,612
Walt Disney Co.	1,149	127,941
Warner Bros Discovery, Inc., Class A(e)	11,300	119,441
Wynn Resorts Ltd.	1,189	102,444
		10,460,939
Total Common Stocks — 1.4% (Cost: $10,696,639)		11,390,779

		Par (000)
Corporate Bonds
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(b)	USD	85	79,808
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		265	263,278
YPF SA
6.95%, 07/21/27(c)		104	101,562
9.50%, 01/17/31(b)		345	366,359
			811,007
Australia — 0.6%
Australia & New Zealand Banking Group Ltd., (3-mo. EURIBOR + 0.40%), 3.41%, 05/21/27(a)(c)	EUR	600	622,256
Glencore Capital Finance DAC, 1.13%, 03/10/28(c)		210	205,213
Glencore Finance Europe Ltd., 3.75%, 04/01/26(c)		2,120	2,214,299
Mineral Resources Ltd.(b)
9.25%, 10/01/28	USD	77	80,786
8.50%, 05/01/30		111	113,226
Oceana Australian Fixed Income Trust, A Note Upsize(f)
12.00%, 07/31/25	AUD	166	103,003
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Australia (continued)
Oceana Australian Fixed Income Trust, A Note Upsize(f) (continued)
12.50%, 07/31/26	AUD	248	$ 154,743
12.50%, 07/31/27		414	260,089
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	792,633
			4,546,248
Austria(c) — 0.0%
ams-OSRAM AG
2.13%, 11/03/27(h)		100	79,553
10.50%, 03/30/29		100	102,050
			181,603
Belgium(a)(c) — 0.0%
KBC Group NV
(1-year UK Government Bond + 0.92%), 1.25%, 09/21/27	GBP	100	117,452
(3-mo. EURIBOR + 1.30%), 4.25%, 11/28/29	EUR	200	215,905
			333,357
Brazil — 0.3%
3R Lux SARL, 9.75%, 02/05/31(b)	USD	400	411,964
Azul Secured Finance LLP, (11.93% PIK), 11.93%, 08/28/28(b)(i)		215	216,376
CSN Resources SA, 5.88%, 04/08/32(b)		200	161,938
Gol Finance SA, (1 mo. Term SOFR + 10.50%), 14.86%, 01/29/25(a)(b)		151	155,790
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		296	246,396
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)		200	198,378
Samarco Mineracao SA(i)
(9.00% PIK), 9.00%, 06/30/31(c)		544	525,314
(9.00% PIK), 9.00%, 06/30/31(b)		10	9,867
Suzano Austria GmbH, 5.00%, 01/15/30		200	191,375
Vale Overseas Ltd., 6.40%, 06/28/54		61	59,628
			2,177,026
Canada — 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 3.50%, 02/15/29(b)		11	10,080
Baytex Energy Corp., 7.38%, 03/15/32(b)		100	97,440
Bombardier, Inc.(b)
7.50%, 02/01/29		63	65,547
8.75%, 11/15/30		125	134,367
7.25%, 07/01/31		20	20,626
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		65	60,423
4.88%, 02/15/30		145	130,945
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		11	10,402
4.38%, 01/15/28		115	109,850
4.00%, 10/15/30		192	171,713
Dye & Durham Ltd., 8.63%, 04/15/29(b)		93	97,535
Garda World Security Corp., 7.75%, 02/15/28(b)		31	31,989
goeasy Ltd., 7.63%, 07/01/29(b)		100	102,179
HR Ottawa LP, 11.00%, 03/31/31(b)		1,942	2,094,829
NOVA Chemicals Corp., 5.25%, 06/01/27(b)		162	157,405
Open Text Corp., 3.88%, 12/01/29(b)		101	91,360
Parkland Corp., 4.50%, 10/01/29(b)		104	96,459
Security		Par (000)	Value
Canada (continued)
Rogers Communications, Inc., 5.30%, 02/15/34	USD	266	$ 259,260
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	119,504
			3,861,913
Chile(b) — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)	USD	400	408,298
Kenbourne Invest SA(e)(j)
6.88%, 11/26/24		385	154,000
4.70%, 01/22/28		132	52,800
Latam Airlines Group SA, 7.88%, 04/15/30		140	141,138
			756,236
China — 0.1%
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(e)(j)		200	4,500
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29		648	627,374
Prosus NV, 3.06%, 07/13/31(c)		200	168,126
			800,000
Colombia — 0.2%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(b)(i)		459	444,656
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(a)		208	217,556
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)		207	171,603
Ecopetrol SA
7.75%, 02/01/32		250	242,875
8.88%, 01/13/33		69	70,049
8.38%, 01/19/36		99	95,387
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		412	381,331
Oleoducto Central SA, 4.00%, 07/14/27(c)		200	189,062
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)		200	180,898
			1,993,417
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	200	221,025
Denmark(a) — 0.2%
Danske Bank A/S, (3-mo. EURIBOR + 0.65%), 3.92%, 04/10/27(c)		1,600	1,660,707
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.95%, 04/22/30		200	208,776
			1,869,483
Estonia — 0.0%
Eesti Energia AS, (5-year EURIBOR ICE Swap + 5.17%), 7.88%(a)(c)(k)		260	284,939
Finland — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28(c)		100	102,037
France — 1.3%
Altice France SA, 4.25%, 10/15/29(c)		100	78,207
Atos SE(c)(l)
5.20%, 12/18/30		58	33,435
9.36%, 12/18/29		57	52,159
Banijay Entertainment SAS, 7.00%, 05/01/29(c)		100	109,025
Banque Federative du Credit Mutuel SA(c)
4.38%, 01/11/34		200	207,705
(3-mo. EURIBOR + 0.64%), 3.52%, 03/05/27(a)		300	312,297

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.96%, 07/18/30(a)(c)	EUR	111	$ 115,612
BNP Paribas SA, 1.88%, 12/14/27(c)	GBP	100	114,392
BPCE SA, (3-mo. EURIBOR + 0.39%), 3.27%, 03/06/26(a)(c)	EUR	500	518,385
Cie Generale des Etablissements Michelin SCA, 3.38%, 05/16/36(c)		400	411,781
Coentreprise de Transport d’Electricite SA, 3.75%, 01/17/36(c)		200	207,642
Electricite de France SA, 5.50%, 10/17/41(c)	GBP	400	451,540
Engie SA(c)
4.50%, 09/06/42	EUR	800	871,792
(5-year EURIBOR ICE Swap + 2.37%), 5.13%(a)(k)		100	108,274
Forvia SE(c)
3.75%, 06/15/28		100	100,639
5.50%, 06/15/31		300	309,626
Iliad Holding SASU
7.00%, 10/15/28(b)	USD	200	202,674
5.38%, 04/15/30(c)	EUR	134	142,760
6.88%, 04/15/31(c)		100	111,092
8.50%, 04/15/31(b)	USD	200	212,633
iliad SA(c)
5.38%, 02/15/29	EUR	200	219,144
5.63%, 02/15/30		200	222,892
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29(a)(c)		100	103,948
Loxam SAS(c)
3.75%, 07/15/26		100	103,197
6.38%, 05/31/29		100	109,188
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.43%, 07/15/29(a)(c)		100	100,270
Paprec Holding SA, 7.25%, 11/17/29(c)		300	329,400
Picard Groupe SAS, 6.38%, 07/01/29(c)		100	107,719
RCI Banque SA(a)(c)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30		600	618,996
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	105,906
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $292,869), 7.68%, 09/30/29(a)(f)(g)		297	308,112
Societe Generale SA(c)
0.88%, 09/24/29		300	275,838
(3-mo. EURIBOR + 0.95%), 0.50%, 06/12/29(a)		500	468,867
Tereos Finance Groupe I SA, 5.88%, 04/30/30(c)		100	106,175
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	119,622
Worldline SA/France(c)
0.00%, 07/30/25(h)(m)	EUR	12	14,539
0.00%, 07/30/26(h)(m)		183	182,276
4.13%, 09/12/28		1,000	1,021,569
5.25%, 11/27/29		1,100	1,160,986
			10,350,314
Germany — 1.7%
Adler Real Estate AG, 3.00%, 04/27/26(c)		200	197,863
Aroundtown SA, 0.00%, 07/16/26(c)		100	98,803
Bayer AG(c)
4.00%, 08/26/26		890	936,659
1.38%, 07/06/32		200	174,557
4.63%, 05/26/33		848	919,939
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(c)		178	181,615
Security		Par (000)	Value
Germany (continued)
Commerzbank AG, (3-mo. EURIBOR + 0.70%), 3.57%, 03/12/27(a)(c)	EUR	300	$ 311,866
Daimler Truck Finance Canada, Inc., (3-mo. EURIBOR + 0.50%), 3.36%, 03/18/25(a)(c)		300	310,982
Deutsche Bank AG(a)(c)
(5-year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32		100	103,679
(5-year EURIBOR ICE Swap + 5.26%), 8.13%(k)		200	217,451
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		100	106,434
E.ON International Finance BV, 6.13%, 07/06/39(c)	GBP	100	127,611
E.ON SE, 4.13%, 03/25/44(c)	EUR	212	222,600
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(c)		100	109,010
EnBW International Finance BV(c)
3.63%, 11/22/26		34	35,842
4.30%, 05/23/34		544	596,340
3.75%, 11/20/35		298	309,431
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 12.66% Cash or 12.66% PIK), 12.66%, 04/01/31(a)(f)(i)		369	359,571
Eurogrid GmbH(c)
3.28%, 09/05/31		200	207,419
1.11%, 05/15/32		100	88,860
Fressnapf Holding SE, 5.25%, 10/31/31(c)		116	123,763
Gruenenthal GmbH, 4.63%, 11/15/31(c)		100	104,725
Heidelberg Materials Finance Luxembourg SA, 4.88%, 11/21/33(c)		569	644,802
HT Troplast GmbH, 9.38%, 07/15/28(c)		100	109,515
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(i)		200	218,564
Mahle GmbH, 6.50%, 05/02/31(c)		100	101,656
Mercer International, Inc., 5.13%, 02/01/29	USD	100	86,439
Nidda Healthcare Holding GmbH(c)
7.00%, 02/21/30	EUR	202	220,335
(3-mo. EURIBOR + 3.75%), 6.89%, 10/23/30(a)		104	108,671
PCF GmbH, 4.75%, 04/15/29(c)		122	104,459
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.93%, 07/01/29(a)(c)		100	105,139
ProGroup AG, 5.13%, 04/15/29(c)		100	101,811
RWE AG, 2.50%, 08/24/25(c)		35	36,171
Sartorius Finance BV, 4.50%, 09/14/32(c)		500	545,680
Siemens Financieringsmaatschappij NV, 1.38%, 09/06/30(c)		42	40,514
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(c)		109	116,505
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(i)		106	91,364
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		186	192,186
TUI Cruises GmbH, 5.00%, 05/15/30(c)		100	105,143
Volkswagen Bank GmbH(c)
1.25%, 12/15/25		76	77,455
4.25%, 01/07/26		1,300	1,362,177
4.63%, 05/03/31		600	644,670
Volkswagen Financial Services AG(c)
3.75%, 09/10/26		169	177,072
0.13%, 02/12/27		168	163,570
3.88%, 11/19/31		100	103,494
Volkswagen Financial Services NV(c)
4.25%, 10/09/25	GBP	100	123,948
6.50%, 09/18/27		500	639,457
Volkswagen Leasing GmbH, 0.38%, 07/20/26(c)	EUR	116	115,537
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Wintershall Dea Finance BV(c)
1.33%, 09/25/28	EUR	1,000	$ 959,991
4.36%, 10/03/32		793	826,664
ZF Finance GmbH, 5.75%, 08/03/26(c)		100	105,398
			14,073,407
Greece(a)(c) — 0.1%
Eurobank SA
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	105,790
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	110,053
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	236,530
			452,373
Hong Kong — 0.1%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD	350	369,250
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)		200	182,502
7.63%, 04/17/32(b)		200	200,842
			752,594
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(c)		200	208,626
India — 0.2%
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 12.85%, 09/11/27(b)(f)(i)		400	415,201
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	195,430
Vedanta Resources Finance II PLC(b)
10.88%, 09/17/29		928	962,800
11.25%, 12/03/31		200	211,000
			1,784,431
Indonesia — 0.0%
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		104	109,362
Ireland — 0.0%
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP	100	125,062
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29	EUR	100	118,993
4.38%, 05/09/30		100	105,788
7.88%, 09/15/31		120	150,716
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 05/09/29	USD	233	227,467
			602,964
Italy — 0.8%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(k)	EUR	100	107,017
ASTM SpA, 1.50%, 01/25/30(c)		690	652,015
Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/29(c)		177	230,838
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		150	163,826
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	165,289
Bubbles Bidco SpA(c)
6.50%, 09/30/31		122	127,007
(3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31(a)		119	123,020
Security		Par (000)	Value
Italy (continued)
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 8.52%, 05/15/28(a)(c)	EUR	150	$ 156,232
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		100	109,153
Eni SpA(c)
4.25%, 05/19/33		703	763,851
1.00%, 10/11/34		708	578,965
Fiber Bidco SpA(c)
6.13%, 06/15/31		300	312,340
(3-mo. EURIBOR + 4.00%), 6.68%, 01/15/30(a)		300	313,058
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		300	313,197
IMA Industria Macchine Automatiche SpA(c)
3.75%, 01/15/28		100	101,787
(3-mo. EURIBOR + 3.75%), 6.93%, 04/15/29(a)		200	208,210
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)		200	195,740
Intesa Sanpaolo SpA, 5.15%, 06/10/30(c)	GBP	100	119,794
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29(a)(c)	EUR	100	104,673
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30(a)(c)		100	105,139
Nexi SpA(c)
2.13%, 04/30/29		100	98,535
0.00%, 02/24/28(h)(m)		200	183,088
Optics Bidco SpA, 1.63%, 01/18/29		210	200,942
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 7.30%, 05/17/31(a)(c)		100	104,287
Prysmian SpA, 3.88%, 11/28/31(c)		260	272,394
Rossini SARL(c)
6.75%, 12/31/29		100	109,541
(3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29(a)		101	105,829
Terna - Rete Elettrica Nazionale, 3.88%, 07/24/33(c)		350	374,319
UniCredit SpA(a)
(3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	161,383
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	200	208,949
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	107,755
			6,878,173
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(b)(f)(m)	USD	78	5,840
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(i)		93	91,951
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(i)		66	59,179
			156,970
Japan — 0.3%
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR	196	221,427
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.95%), 2.31%, 07/20/32(a)	USD	514	429,709
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,085
Rakuten Group, Inc., 9.75%, 04/15/29(b)		200	216,475
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	200	214,788
4.00%, 09/19/29		150	153,960
3.88%, 07/06/32		300	295,274

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc., 5.56%, 07/09/34	USD	269	$ 271,563
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		291	250,738
			2,254,019
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	195,241
10.38%, 03/31/29(c)	GBP	100	123,062
			318,303
Luxembourg — 0.2%
Altice Financing SA, 4.25%, 08/15/29(c)	EUR	150	118,087
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	200	238,552
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	200	225,533
INEOS Finance PLC, 6.38%, 04/15/29(c)		200	217,110
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	175	161,415
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	100	95,149
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)		100	106,998
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)		22	22,880
			1,185,724
Macau — 0.1%
Sands China Ltd., 5.40%, 08/08/28	USD	200	197,500
Wynn Macau Ltd., 5.50%, 01/15/26(b)		200	198,062
			395,562
Mexico — 0.6%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		400	393,796
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	100	104,621
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 7.00%, 12/30/27(c)(i)(l)	USD	206	185,367
Petroleos Mexicanos
6.88%, 10/16/25		64	63,712
7.50%, 03/31/26		2,154	2,151,308
6.50%, 03/13/27		1,390	1,339,404
8.75%, 06/02/29		165	165,388
5.95%, 01/28/31		46	38,694
6.70%, 02/16/32		51	44,529
10.00%, 02/07/33		37	38,480
			4,525,299
Morocco — 0.0%
OCP SA, 6.75%, 05/02/34(b)		202	205,737
Netherlands — 1.2%
ABN AMRO Bank NV(c)
3.00%, 06/01/32	EUR	700	708,442
(3-mo. EURIBOR + 0.60%), 3.78%, 01/15/27(a)		600	625,292
Boels Topholding BV, 5.75%, 05/15/30(c)		144	155,670
Cooperatieve Rabobank UA(c)
4.00%, 01/10/30		700	755,486
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)	GBP	100	116,534
(3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29(a)	EUR	1,100	1,184,415
IMCD NV(c)
2.13%, 03/31/27		613	619,009
4.88%, 09/18/28		365	396,682
3.63%, 04/30/30		790	818,647
ING Groep NV(c)
3.00%, 02/18/26	GBP	100	122,463
(3-mo. EURIBOR + 0.68%), 0.25%, 02/18/29(a)	EUR	300	284,555
(3-mo. EURIBOR + 0.70%), 0.38%, 09/29/28(a)		900	868,572
(3-mo. EURIBOR + 1.10%), 3.50%, 09/03/30(a)		500	523,629
Security		Par (000)	Value
Netherlands (continued)
ING Groep NV(c) (continued)
(3-mo. EURIBOR + 1.15%), 1.75%, 02/16/31(a)	EUR	300	$ 288,041
(3-mo. EURIBOR + 1.60%), 4.50%, 05/23/29(a)		1,000	1,081,748
Nobian Finance BV, 3.63%, 07/15/26(c)		105	107,677
Q-Park Holding I BV(c)
5.13%, 03/01/29		100	106,849
5.13%, 02/15/30		215	228,734
Viterra Finance BV, 0.38%, 09/24/25(c)		100	101,489
VZ Secured Financing BV
3.50%, 01/15/32(c)		270	258,786
5.00%, 01/15/32(b)	USD	201	177,776
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR	170	161,235
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)		160	166,565
			9,858,296
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	144,030
Peru — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200	180,414
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		50	50,220
Volcan Cia Minera SAA
8.75%, 01/24/30(b)		117	111,371
8.75%, 01/24/30(c)		19	18,086
			360,091
Portugal(a)(c) — 0.1%
EDP SA
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	102,071
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	202,019
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		100	105,446
			409,536
Slovenia(c) — 0.0%
United Group BV
6.75%, 02/15/31		100	106,999
6.50%, 10/31/31		100	105,488
(3-mo. EURIBOR + 4.25%), 7.27%, 02/15/31(a)		100	103,456
			315,943
South Africa — 0.4%
Anglo American Capital PLC
4.00%, 09/11/27(b)	USD	1,818	1,768,401
5.00%, 03/15/31(c)	EUR	877	980,825
4.13%, 03/15/32(c)		548	585,498
			3,334,724
South Korea — 0.1%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)		200	201,972
LG Electronics, Inc., 5.63%, 04/24/27(b)		200	202,262
			404,234
Spain(c) — 0.4%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)	EUR	100	103,668
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)		100	106,393
Banco de Sabadell SA, (5-year EUR Swap + 2.20%), 2.00%, 01/17/30(a)		100	103,521
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	100	123,294
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Bankinter SA(a)
(5-year EUR Swap + 6.71%), 6.25%(k)	EUR	200	$ 209,511
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	107,259
Cellnex Telecom SA(h)
Series CLNX, 2.13%, 08/11/30		400	434,913
Series CLNX, 0.75%, 11/20/31		100	91,055
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.56%, 07/31/28(a)		100	104,849
Iberdrola Finanzas SA, 3.38%, 09/30/35		600	616,955
Lorca Telecom Bondco SA
4.00%, 09/18/27		100	103,585
5.75%, 04/30/29		168	183,154
Repsol Europe Finance SARL, 3.63%, 09/05/34		700	723,513
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	167,089
			3,178,759
Sweden — 0.2%
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR	100	93,180
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	134,692
Stena International SA, 7.25%, 01/15/31(b)	USD	200	204,071
Svenska Handelsbanken AB, (3-mo. EURIBOR + 0.45%), 3.33%, 03/08/27(a)(c)	EUR	600	623,481
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	117,248
Volvo Treasury AB, (3-mo. EURIBOR + 0.38%), 3.38%, 05/22/26(a)(c)	EUR	100	103,613
			1,276,285
Switzerland — 0.2%
ABB Finance BV, 3.38%, 01/15/34(c)		680	719,034
Dufry One BV, 4.75%, 04/18/31(c)		100	107,366
UBS Group AG, (1-year CMT + 2.20%), 5.96%, 01/12/34(a)(b)	USD	553	565,370
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28		40	40,251
6.38%, 02/01/30		6	5,243
			1,437,264
Thailand — 0.1%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		200	200,728
5.50%, 09/21/33(b)		200	199,832
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		200	181,314
(5-year CMT + 4.73%), 5.00%(a)(c)(k)		200	197,600
			779,474
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(i)
(7.13% PIK), 7.13%, 07/19/26(c)	EUR	582	464,475
(7.63% PIK), 7.63%, 11/08/28(b)	USD	243	179,711
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(c)		200	187,000
			831,186
United Arab Emirates(c) — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27		200	207,250
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(k)		400	398,000
Magellan Capital Holdings Ltd., (1-year CMT + 4.23%), 8.38%, 07/08/29(a)		200	206,050
			811,300
United Kingdom — 2.5%
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	100	109,437
Security		Par (000)	Value
United Kingdom (continued)
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	151	$ 161,306
Astrazeneca Finance LLC, 2.25%, 05/28/31	USD	146	124,350
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		131	127,746
Barclays PLC
3.00%, 05/08/26(c)	GBP	100	121,879
3.25%, 02/12/27(c)		100	120,718
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)	USD	201	212,768
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)		282	289,667
(1-year EUR Swap + 1.00%), 1.11%, 05/12/32(a)(c)	EUR	292	262,156
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)		558	639,012
(1-year EURIBOR ICE Swap + 1.55%), 4.35%, 05/08/35(a)(c)		100	107,811
(1-year EURIBOR ICE Swap + 1.55%), 3.94%, 01/31/36(a)(c)		436	452,931
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(a)(c)	GBP	870	1,150,921
(3-mo. EURIBOR + 0.80%), 3.85%, 05/08/28(a)(c)	EUR	500	519,835
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(c)	GBP	123	148,596
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)		250	302,716
Belron UK Finance PLC, 4.63%, 10/15/29(c)	EUR	139	147,439
British Telecommunications PLC(c)
2.13%, 09/26/28		490	496,879
1.13%, 09/12/29		346	330,606
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)		100	107,860
CD&R Firefly Bidco PLC(c)
8.63%, 04/30/29	GBP	100	130,511
Series JAN, 04/30/29(n)		100	130,511
CPUK Finance Ltd., 4.50%, 08/28/27(c)		100	119,016
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	100	98,665
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	206	263,372
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	200	194,532
Harbour Energy PLC, 0.84%, 09/25/25(c)		200	203,851
Heathrow Finance PLC(c)
3.88%, 03/01/27(l)	GBP	100	119,369
4.13%, 09/01/29(l)		130	148,962
6.63%, 03/01/31		100	125,816
HSBC Holdings PLC(a)
(1 year GBP SONIA swap + 1.32%), 2.26%, 11/13/26(c)		347	423,650
(1-day SONIA GBP + 1.31%), 1.75%, 07/24/27		1,910	2,271,711
(1-day SONIA GBP + 2.12%), 6.80%, 09/14/31		630	844,636
(1-year GBP Swap + 1.77%), 3.00%, 05/29/30		424	483,625
(3-mo. EURIBOR + 0.86%), 3.76%, 05/20/29(c)	EUR	2,000	2,111,712
(3-mo. EURIBOR + 1.00%), 3.77%, 09/24/26(c)		300	312,345
INEOS Quattro Finance 2 PLC(c)
8.50%, 03/15/29		141	156,279
6.75%, 04/15/30		100	107,400
Informa PLC(c)
3.13%, 07/05/26	GBP	100	121,543
3.63%, 10/23/34	EUR	100	103,296
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP	100	123,375
Market Bidco Finco PLC, 5.50%, 11/04/27(c)		200	239,113
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(k)		100	119,575
Motability Operations Group PLC, 3.88%, 01/24/34(c)	EUR	2,029	2,154,650
Motion Finco SARL, 7.38%, 06/15/30(c)		200	210,721
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.63% PIK), 7.63%, 11/08/28(c)(i)	USD	200	148,000
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	123,064
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	122,208

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Pinewood Finco PLC, 6.00%, 03/27/30(c)	GBP	155	$ 192,662
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		200	265,702
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	123,411
SCC Power PLC(b)(i)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	363	222,039
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		194	37,825
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(c)	GBP	100	100,777
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)		300	350,069
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)		307	327,644
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	19	16,819
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(c)	EUR	500	488,788
Zegona Finance PLC
6.75%, 07/15/29(c)		152	167,542
8.63%, 07/15/29(b)	USD	273	289,389
			20,228,808
United States — 17.5%
AbbVie, Inc.
3.20%, 11/21/29		87	80,749
4.95%, 03/15/31		353	352,929
5.05%, 03/15/34		100	98,798
4.88%, 11/14/48		190	170,608
4.25%, 11/21/49		209	169,926
5.40%, 03/15/54		197	189,624
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)		188	191,708
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30(b)		117	111,481
Allegiant Travel Co., 7.25%, 08/15/27(b)		88	88,445
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		86	87,899
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		71	71,486
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(c)
3.63%, 06/01/28	EUR	100	99,613
4.88%, 06/01/28	GBP	200	231,837
Amazon.com, Inc.
3.10%, 05/12/51	USD	468	315,449
2.70%, 06/03/60		179	102,684
4.10%, 04/13/62		278	217,549
AMC Networks, Inc.
10.25%, 01/15/29(b)		113	119,981
4.25%, 02/15/29		226	177,403
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		64	58,112
Series 2019-1, Class B, 3.85%, 08/15/29		54	50,878
American Airlines, Inc., 8.50%, 05/15/29(b)		100	104,993
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		128	126,936
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		147	134,236
American Express Co.(a)
(1-day SOFR + 0.93%), 5.04%, 07/26/28		380	381,990
(1-day SOFR + 1.76%), 4.42%, 08/03/33		133	126,236
American International Group, Inc.
3.40%, 06/30/30		83	76,590
5.13%, 03/27/33		77	76,043
American Tower Corp.
0.88%, 05/21/29	EUR	3,180	2,999,940
2.10%, 06/15/30	USD	422	361,628
Security		Par (000)	Value
United States (continued)
American Tower Corp. (continued)
2.70%, 04/15/31	USD	203	$ 175,251
4.05%, 03/15/32		616	571,369
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	100	126,704
4.66%, 06/15/51	USD	656	549,249
4.88%, 03/01/53		346	296,955
5.65%, 03/02/53		430	413,990
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)		36	36,262
Aon North America, Inc., 5.75%, 03/01/54		80	78,008
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)		2	1,989
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	100	94,190
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)		100	92,760
4.13%, 08/15/26(b)	USD	804	723,600
Asbury Automotive Group, Inc.
4.50%, 03/01/28		100	95,850
4.63%, 11/15/29(b)		8	7,445
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
8.25%, 12/31/28		131	133,729
5.88%, 06/30/29		6	5,843
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		37	34,040
4.63%, 04/01/30		97	88,015
AT&T, Inc.
1.70%, 03/25/26		451	434,766
2.90%, 12/04/26	GBP	100	120,729
5.50%, 03/15/27(c)		1,300	1,645,935
5.40%, 02/15/34	USD	871	874,488
3.65%, 06/01/51		1,324	935,044
3.65%, 09/15/59		569	376,886
ATI, Inc., 7.25%, 08/15/30		210	215,944
Avantor Funding, Inc., 3.88%, 11/01/29(b)		160	146,273
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
4.75%, 04/01/28		8	7,480
5.38%, 03/01/29		126	117,854
Ball Corp.
6.00%, 06/15/29		111	111,805
3.13%, 09/15/31		106	89,968
Baltimore Gas and Electric Co., 5.40%, 06/01/53		525	499,658
Bank of America Corp.
4.13%, 06/12/28(c)	EUR	2,868	3,085,547
(1-day SOFR + 1.21%), 2.57%, 10/20/32(a)	USD	191	161,160
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)		126	105,040
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	69,622
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,078	900,588
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		417	418,947
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		165	160,755
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		757	592,600
(3-mo. EURIBOR + 0.89%), 1.66%, 04/25/28(a)(c)	EUR	1,513	1,523,941
(3-mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)		100	89,576
(3-mo. EURIBOR + 1.00%), 3.84%, 09/22/26(a)(c)		600	624,841
(3-mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		774	774,127
Bath & Body Works, Inc., 6.63%, 10/01/30(b)	USD	136	136,978
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD	100	$ 103,500
BG Energy Capital PLC(c)
5.13%, 12/01/25	GBP	133	166,645
2.25%, 11/21/29	EUR	631	633,437
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	56	55,943
Block, Inc., 3.50%, 06/01/31		159	139,996
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)		11	11,301
Boyd Gaming Corp., 4.75%, 12/01/27		172	166,288
BP Capital Markets BV, 4.32%, 05/12/35(c)	EUR	572	623,518
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	115	117,047
Bristol-Myers Squibb Co., 3.90%, 03/15/62		335	239,643
Broadcom, Inc.
4.15%, 11/15/30		169	161,710
2.45%, 02/15/31(b)		396	341,496
4.15%, 04/15/32(b)		166	155,663
4.30%, 11/15/32		388	365,940
3.47%, 04/15/34(b)		278	240,932
3.14%, 11/15/35(b)		490	400,169
Buckeye Partners LP, 4.50%, 03/01/28(b)		111	105,319
Builders FirstSource, Inc., 6.38%, 06/15/32(b)		33	32,808
Burlington Northern Santa Fe LLC
3.05%, 02/15/51		362	237,661
5.20%, 04/15/54		251	236,212
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)		125	117,032
California Resources Corp., 8.25%, 06/15/29(b)		97	98,363
Calpine Corp.(b)
5.13%, 03/15/28		135	130,923
4.63%, 02/01/29		24	22,655
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		210	213,407
Cameron LNG LLC, 3.30%, 01/15/35(b)		369	304,504
Carnival PLC, 1.00%, 10/28/29	EUR	130	119,094
Carrier Global Corp., 4.13%, 05/29/28		1,659	1,788,179
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)	USD	25	24,566
5.38%, 06/01/29(b)		120	114,652
4.75%, 03/01/30(b)		99	90,403
4.50%, 08/15/30(b)		99	88,862
4.25%, 02/01/31(b)		205	178,663
4.50%, 05/01/32		25	21,504
4.50%, 06/01/33(b)		130	109,380
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29		100	96,119
5.38%, 04/15/27		100	98,937
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		139	141,004
Charles River Laboratories International, Inc., 3.75%, 03/15/29(b)		108	99,045
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		431	430,487
3.90%, 06/01/52		1,099	706,998
4.40%, 12/01/61		300	199,690
Chemours Co., 4.63%, 11/15/29(b)		147	127,717
Churchill Downs, Inc.(b)
5.50%, 04/01/27		150	148,308
6.75%, 05/01/31		100	101,082
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	118,659
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)	USD	157	132,885
Security		Par (000)	Value
United States (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.18%), 2.52%, 11/03/32(a)	USD	145	$ 120,907
(1-day SOFR + 1.35%), 3.06%, 01/25/33(a)		1,042	895,122
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		135	134,897
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		166	144,679
Civitas Resources, Inc.(b)
5.00%, 10/15/26		262	257,810
8.38%, 07/01/28		141	146,438
8.63%, 11/01/30		100	104,725
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		13	12,997
6.75%, 05/15/28		25	25,457
Clear Channel Outdoor Holdings, Inc.(b)
9.00%, 09/15/28		59	61,786
7.88%, 04/01/30		130	133,795
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(b)		44	43,025
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		141	138,398
9.00%, 09/30/29		72	73,101
8.25%, 06/30/32		162	166,949
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		108	109,174
CNX Resources Corp., 7.38%, 01/15/31(b)		116	119,164
Coca-Cola Co., 5.20%, 01/14/55		221	209,851
Comcast Corp.
5.50%, 11/15/32		180	184,450
3.55%, 09/26/36	EUR	730	757,987
2.89%, 11/01/51	USD	396	238,173
2.94%, 11/01/56		360	209,677
2.99%, 11/01/63		14	7,901
CommScope LLC, 6.00%, 03/01/26(b)		510	507,450
Comstock Resources, Inc.(b)
6.75%, 03/01/29		2	1,950
5.88%, 01/15/30		127	118,443
Constellium SE, 5.38%, 08/15/32(c)	EUR	109	114,614
Core Scientific, Inc., 0.00%, 06/15/31(b)(h)(m)	USD	44	43,120
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)		102	101,475
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		100	97,538
Crown Castle, Inc.
2.25%, 01/15/31		324	272,273
2.10%, 04/01/31		429	355,067
CSC Holdings LLC(b)
11.25%, 05/15/28		200	197,383
11.75%, 01/31/29		200	197,515
CSX Corp.
4.10%, 11/15/32		221	206,839
5.20%, 11/15/33		102	102,168
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	200	226,323
Delta Air Lines, Inc., 7.38%, 01/15/26	USD	180	183,874
DISH Network Corp.(h)
0.00%, 12/15/25(m)		254	227,329
3.38%, 08/15/26		72	59,760
Duke Energy Corp., 3.75%, 04/01/31	EUR	260	273,717
Eaton Capital ULC, 3.60%, 05/21/31(c)		241	257,176
Edison International, 6.95%, 11/15/29	USD	76	81,161
Elevance Health, Inc., 5.13%, 02/15/53		268	238,428
Eli Lilly & Co., 5.20%, 08/14/64		198	184,344
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(c)	EUR	108	118,209
6.63%, 12/15/30(b)	USD	125	125,167
Encompass Health Corp., 4.50%, 02/01/28		133	128,334
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		29	26,937

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Entegris, Inc., 4.75%, 04/15/29(b)	USD	51	$ 48,833
EQM Midstream Partners LP(b)
6.38%, 04/01/29		153	153,515
7.50%, 06/01/30		40	42,551
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		31	31,118
Equinix, Inc., 3.90%, 04/15/32		487	448,556
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		325	337,135
Exelon Corp., 4.10%, 03/15/52		364	276,686
Expand Energy Corp.
5.38%, 02/01/29		36	35,462
5.88%, 02/01/29(b)		110	109,105
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	268,178
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		115	105,111
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		318	266,219
Fiserv, Inc.
5.60%, 03/02/33		60	60,769
5.63%, 08/21/33		144	146,539
Florida Power & Light Co., 2.88%, 12/04/51		1,309	818,163
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		15	16,313
12.25%, 10/01/30		168	185,795
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		17	17,543
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		157	153,486
8.75%, 05/15/30		96	101,461
Full House Resorts, Inc., 8.25%, 02/15/28(b)		50	49,613
General Electric Co., 4.13%, 09/19/35(c)	EUR	192	210,059
General Motors Financial Co., Inc.
5.60%, 06/18/31	USD	205	206,026
6.10%, 01/07/34		73	74,057
GFL Environmental, Inc., 4.00%, 08/01/28(b)		165	156,237
Gilead Sciences, Inc., 2.80%, 10/01/50		1,397	858,638
Global Payments, Inc., 2.15%, 01/15/27		1,138	1,078,598
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	66,816
0.88%, 05/09/29(c)	EUR	141	133,176
3.13%, 07/25/29(c)	GBP	750	869,472
4.00%, 09/21/29(c)	EUR	1,102	1,192,486
0.88%, 01/21/30(c)		1,268	1,184,331
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)	USD	145	119,662
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)		215	210,492
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		406	403,587
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)		240	200,016
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		649	548,554
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		400	408,243
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		389	331,477
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		905	779,991
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)		449	457,485
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		546	535,808
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		1,042	1,091,783
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(c)	GBP	696	828,739
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR	147	143,895
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	29	26,630
5.63%, 04/30/33		100	87,808
Graphic Packaging International LLC, 3.50%, 03/15/28(b)		100	93,545
Hanesbrands, Inc.(b)
4.88%, 05/15/26		217	213,631
9.00%, 02/15/31		100	106,588
Security		Par (000)	Value
United States (continued)
HCA, Inc.
3.50%, 09/01/30	USD	235	$ 213,427
5.45%, 09/15/34		188	183,242
5.50%, 06/15/47		102	92,615
5.25%, 06/15/49		106	91,710
3.50%, 07/15/51		137	88,606
4.63%, 03/15/52		115	89,744
5.90%, 06/01/53		96	90,596
6.00%, 04/01/54		94	89,546
5.95%, 09/15/54		94	89,401
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR	226	240,247
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
5.75%, 02/01/29	USD	100	95,405
8.38%, 11/01/33		34	34,707
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		23	20,685
3.63%, 02/15/32		192	166,786
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		25	23,557
4.88%, 07/01/31		100	89,515
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		11	10,850
Hologic, Inc., 3.25%, 02/15/29(b)		25	22,609
Home Depot, Inc.
5.30%, 06/25/54		436	417,661
5.40%, 06/25/64		464	444,762
Honeywell International, Inc.
0.75%, 03/10/32	EUR	566	498,369
3.75%, 05/17/32		520	552,911
Howard Hughes Corp.(b)
5.38%, 08/01/28	USD	23	22,341
4.38%, 02/01/31		100	90,034
Humana, Inc., 5.38%, 04/15/31		240	237,992
Illinois Tool Works, Inc., 3.38%, 05/17/32	EUR	769	813,551
Iron Mountain, Inc.(b)
7.00%, 02/15/29	USD	48	49,045
4.50%, 02/15/31		92	84,107
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)		100	93,644
Jefferies GmbH, 4.18%, 07/22/26(a)(c)	EUR	900	929,468
JPMorgan Chase & Co.(a)
(1-day SOFR + 0.86%), 4.51%, 10/22/28	USD	285	282,480
(1-day SOFR + 0.93%), 4.98%, 07/22/28		125	125,398
(1-day SOFR + 1.18%), 2.55%, 11/08/32		351	296,074
(1-day SOFR + 1.31%), 5.01%, 01/23/30		182	181,835
(1-day SOFR + 1.46%), 5.29%, 07/22/35		705	697,432
(1-day SOFR + 1.49%), 5.77%, 04/22/35		645	659,777
(1-day SOFR + 1.57%), 6.09%, 10/23/29		853	884,767
(1-day SOFR + 1.58%), 3.33%, 04/22/52		199	136,074
(1-day SOFR + 1.62%), 5.34%, 01/23/35		20	19,873
(1-day SOFR + 1.75%), 4.57%, 06/14/30		602	590,059
(1-day SOFR + 1.80%), 4.59%, 04/26/33		785	752,838
(1-day SOFR + 1.81%), 6.25%, 10/23/34		997	1,053,724
(1-day SONIA GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	100	123,446
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	USD	225	186,956
(3-mo. EURIBOR + 0.65%), 0.60%, 02/17/33(c)	EUR	417	358,656
(3-mo. EURIBOR + 0.87%), 1.05%, 11/04/32(c)		138	123,892
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(c)		2,079	2,297,200
KLA Corp., 5.25%, 07/15/62		250	234,065
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	123,200
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	105	119,518
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
LABL, Inc., 5.88%, 11/01/28(b)	USD	100	$ 89,090
Lam Research Corp., 3.13%, 06/15/60		320	195,930
Lamar Media Corp.
3.75%, 02/15/28		15	14,067
4.88%, 01/15/29		164	157,554
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		100	97,627
Landsea Homes Corp., 11.00%, 07/17/28(f)		1,692	1,812,640
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 13.40%, 01/05/28(a)(b)(f)		800	745,903
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		100	111,440
10.50%, 05/15/30		100	108,900
10.00%, 10/15/32		260	258,399
LGI Homes, Inc.(b)
8.75%, 12/15/28		131	137,412
7.00%, 11/15/32		136	134,659
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		116	118,336
7.50%, 09/01/31		137	141,058
Lithia Motors, Inc.(b)
3.88%, 06/01/29		10	9,134
4.38%, 01/15/31		31	28,108
Live Nation Entertainment, Inc., 6.50%, 05/15/27(b)		13	13,143
Lowe’s Cos., Inc.
4.25%, 04/01/52		812	633,713
5.63%, 04/15/53		264	253,701
5.75%, 07/01/53		100	97,909
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		4	3,905
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		68	42,254
5.45%, 03/15/53		297	286,762
Match Group Holdings II LLC, 3.63%, 10/01/31(b)		115	98,136
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		303	309,124
McDonald’s Corp., 4.13%, 11/28/35(c)	EUR	470	508,490
Medline Borrower LP(b)
3.88%, 04/01/29	USD	25	23,150
5.25%, 10/01/29		209	201,698
Medtronic Global Holdings SCA
4.50%, 03/30/33		161	153,818
3.38%, 10/15/34	EUR	147	152,629
Medtronic, Inc., 4.15%, 10/15/53		209	225,652
Meta Platforms, Inc.
4.65%, 08/15/62	USD	713	605,101
5.75%, 05/15/63		195	196,901
5.55%, 08/15/64		81	78,962
MGM Resorts International
4.75%, 10/15/28		25	23,939
6.50%, 04/15/32		113	112,600
MidAmerican Energy Co.
5.85%, 09/15/54		76	77,239
5.30%, 02/01/55		50	47,232
Molina Healthcare, Inc., 3.88%, 05/15/32(b)		109	94,128
Moody’s Corp.
0.95%, 02/25/30	EUR	250	233,950
3.10%, 11/29/61	USD	169	100,746
Morgan Stanley
1.88%, 04/27/27	EUR	1,240	1,258,140
(1-day SOFR + 1.02%), 1.93%, 04/28/32(a)	USD	269	220,024
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		516	420,970
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		766	680,598
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		199	166,743
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)		863	860,020
Security		Par (000)	Value
United States (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)	USD	105	$ 106,886
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		472	404,395
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		941	958,920
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		122	122,343
(1-day SOFR + 1.63%), 5.45%, 07/20/29(a)		623	629,960
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)		280	275,715
(1-day SOFR + 1.88%), 5.42%, 07/21/34(a)		27	26,812
(1-day SOFR + 2.05%), 6.63%, 11/01/34(a)		229	246,080
(3-mo. EURIBOR + 0.65%), 3.52%, 03/19/27(a)	EUR	300	311,654
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29(a)		3,844	4,177,917
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28(a)		1,279	1,391,410
MSD Netherlands Capital BV
3.25%, 05/30/32		1,454	1,523,738
3.50%, 05/30/37		135	141,177
Murphy Oil USA, Inc., 3.75%, 02/15/31(b)	USD	10	8,814
Nasdaq, Inc., 6.10%, 06/28/63		160	162,785
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		134	132,686
6.00%, 01/15/27		100	99,472
5.50%, 08/15/28		90	87,406
7.13%, 02/01/32		100	101,246
NCL Corp. Ltd.(b)
8.38%, 02/01/28		144	150,562
8.13%, 01/15/29		51	53,740
NCR Atleos Corp., 9.50%, 04/01/29(b)		100	108,331
NCR Voyix Corp., 5.00%, 10/01/28(b)		94	90,413
Nestle Finance International Ltd.(c)
3.38%, 11/15/34	EUR	800	853,406
3.13%, 10/28/36		650	664,397
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(f)	USD	238	234,270
New York Life Global Funding, Class F4, 4.35%, 09/16/25(c)	GBP	150	186,919
Newell Brands, Inc.
5.70%, 04/01/26	USD	16	15,993
6.38%, 09/15/27		19	19,066
6.63%, 09/15/29		6	6,101
Nexstar Media, Inc.(b)
5.63%, 07/15/27		100	97,536
4.75%, 11/01/28		104	96,968
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/30		110	95,106
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)		100	101,315
Nordstrom, Inc., 4.25%, 08/01/31		33	28,860
Norfolk Southern Corp.
2.55%, 11/01/29		213	192,272
5.05%, 08/01/30		79	79,807
3.00%, 03/15/32		122	106,423
4.45%, 03/01/33		255	243,292
Novelis Corp.(b)
4.75%, 01/30/30		107	98,306
3.88%, 08/15/31		13	11,193
NRG Energy, Inc.(b)
3.38%, 02/15/29		29	26,311
4.45%, 06/15/29		40	38,203
3.63%, 02/15/31		48	41,974
NuStar Logistics LP, 6.38%, 10/01/30		6	6,016
NVIDIA Corp., 2.00%, 06/15/31		145	123,192
Ohio Power Co., 5.00%, 06/01/33		469	453,564
OI European Group BV, 6.25%, 05/15/28(c)	EUR	171	183,843

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	USD	201	$ 187,830
9.63%, 11/15/28(c)	EUR	300	330,937
9.75%, 11/15/28(b)	USD	259	274,803
ONE Gas, Inc., 2.00%, 05/15/30		35	30,256
Oracle Corp.
2.50%, 04/01/25		517	514,022
4.00%, 11/15/47		128	97,557
3.60%, 04/01/50		137	95,984
3.95%, 03/25/51		129	95,551
5.55%, 02/06/53		651	615,060
5.38%, 09/27/54		103	94,937
4.10%, 03/25/61		225	161,528
5.50%, 09/27/64		438	400,729
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(c)	EUR	100	100,811
5.13%, 04/30/31(b)	USD	200	179,762
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		100	97,322
4.63%, 03/15/30		78	72,077
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		120	116,786
Pacific Gas and Electric Co.
4.55%, 07/01/30		787	761,661
3.25%, 06/01/31		87	77,138
5.90%, 10/01/54		145	143,011
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)		33	32,974
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		128	129,279
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		166	156,212
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		21	20,607
PECO Energy Co.
2.85%, 09/15/51		343	212,507
4.38%, 08/15/52		290	239,568
5.25%, 09/15/54		80	75,651
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		76	79,625
7.13%, 11/15/30		100	101,271
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 01/12/27(b)		225	226,554
Performance Food Group, Inc., 5.50%, 10/15/27(b)		105	104,112
Permian Resources Operating LLC(b)
8.00%, 04/15/27		180	183,804
7.00%, 01/15/32		138	140,085
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		245	229,399
5.34%, 05/19/63		874	802,282
PG&E Corp., 5.00%, 07/01/28		105	102,579
Pilgrim’s Pride Corp., 6.25%, 07/01/33		344	350,491
PNC Financial Services Group, Inc., (1-day SOFR + 1.90%), 5.68%, 01/22/35(a)		25	25,289
Post Holdings, Inc.(b)
5.50%, 12/15/29		58	56,121
4.63%, 04/15/30		25	23,056
4.50%, 09/15/31		48	43,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		307	305,313
Prologis LP, 5.13%, 01/15/34		604	595,230
QUALCOMM, Inc., 4.50%, 05/20/52		204	170,995
Resort Communities LoanCo. LP, 12.50%, 11/30/28(b)(f)		2,337	2,348,741
Security		Par (000)	Value
United States (continued)
Reworld Holding Corp., 4.88%, 12/01/29(b)	USD	52	$ 48,091
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(b)		112	105,742
Roche Holdings, Inc., 2.08%, 12/13/31(b)		235	194,909
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(b)		141	127,692
RTX Corp., 2.15%, 05/18/30	EUR	827	814,824
Ryder System, Inc., 5.25%, 06/01/28	USD	746	753,739
S&P Global, Inc.
2.30%, 08/15/60		121	60,599
3.90%, 03/01/62		19	14,136
Salesforce, Inc., 1.95%, 07/15/31		93	78,053
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30		584	489,717
Series XXX, 3.00%, 03/15/32		171	148,936
SBA Communications Corp., 3.13%, 02/01/29		144	129,979
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)	EUR	150	166,354
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	100	92,132
4.38%, 02/01/32		10	8,731
Seagate HDD Cayman, 4.09%, 06/01/29		100	93,253
Sealed Air Corp., 5.00%, 04/15/29(b)		100	96,239
Select Medical Corp., 6.25%, 12/01/32(b)		221	212,704
Sensata Technologies, Inc., 3.75%, 02/15/31(b)		11	9,617
Service Corp. International
3.38%, 08/15/30		100	87,500
4.00%, 05/15/31		11	9,802
Service Properties Trust
3.95%, 01/15/28		13	10,889
8.38%, 06/15/29		460	444,706
4.38%, 02/15/30		155	116,929
8.88%, 06/15/32		499	461,829
Shell Finance U.S., Inc., 2.75%, 04/06/30		429	386,655
Sirius XM Radio, Inc.(b)
4.00%, 07/15/28		72	66,338
5.50%, 07/01/29		25	23,970
4.13%, 07/01/30		17	14,837
3.88%, 09/01/31		199	166,519
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		106	108,976
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)		100	99,372
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		109	114,282
Sonder Holdings, Inc.(a)(f)
(3-mo. CME Term SOFR + 9.00%), 14.36%, 12/10/27		118	111,782
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.71%, 12/10/27		891	841,722
Southern California Edison Co.
5.95%, 11/01/32		639	666,434
5.20%, 06/01/34		255	252,289
Spirit Airlines Pass Through Trust 2017-1A, Series A, 3.65%, 08/15/31(e)(j)		232	203,271
Spirit Airlines Pass-Through Trust
Series A, 4.10%, 10/01/29		8	7,179
Series AA, 3.38%, 08/15/31		89	79,415
Standard Industries, Inc.(b)
4.38%, 07/15/30		11	10,078
3.38%, 01/15/31		191	163,765
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		100	102,580
Station Casinos LLC, 4.50%, 02/15/28(b)		104	98,682
Stem, Inc., 0.50%, 12/01/28(b)(h)		27	7,290
STL Holding Co. LLC, 8.75%, 02/15/29(b)		95	100,438
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)	USD	100	$ 100,701
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		149	148,392
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(b)		113	108,676
TEGNA, Inc., 5.00%, 09/15/29		6	5,611
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		102	88,988
Tenet Healthcare Corp.
4.63%, 06/15/28		25	23,925
6.13%, 10/01/28		183	182,661
Tenneco, Inc., 8.00%, 11/17/28(b)		322	300,107
Texas Instruments, Inc., 4.90%, 03/14/33		70	69,517
T-Mobile U.S., Inc.
3.38%, 04/15/29		563	525,481
3.88%, 04/15/30		2,017	1,897,972
5.05%, 07/15/33		469	459,238
5.75%, 01/15/34		132	135,331
5.15%, 04/15/34		170	167,254
TransDigm, Inc.
5.50%, 11/15/27		172	169,013
6.75%, 08/15/28(b)		72	72,628
4.88%, 05/01/29		100	94,427
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	56,121
Transocean, Inc., 8.25%, 05/15/29(b)		131	128,324
Travel & Leisure Co., 4.50%, 12/01/29(b)		102	95,264
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 3.81%, 05/21/28(a)	EUR	400	413,598
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	25	25,581
7.25%, 01/15/32		27	27,943
Uber Technologies, Inc.
4.80%, 09/15/34		155	148,346
5.35%, 09/15/54		172	159,944
UKG, Inc., 6.88%, 02/01/31(b)		122	123,773
Union Pacific Corp.
3.84%, 03/20/60		213	152,224
2.97%, 09/16/62		128	73,647
5.15%, 01/20/63		175	159,096
3.85%, 02/14/72		121	83,962
United Airlines, Inc., 4.63%, 04/15/29(b)		177	168,289
United Rentals North America, Inc.
5.25%, 01/15/30		50	48,580
3.75%, 01/15/32		100	87,582
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		117	112,700
UnitedHealth Group, Inc.
2.90%, 05/15/50		900	557,952
6.05%, 02/15/63		245	250,167
5.75%, 07/15/64		50	48,583
Univision Communications, Inc.(b)
8.00%, 08/15/28		25	25,453
4.50%, 05/01/29		76	68,026
8.50%, 07/31/31		100	98,050
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		190	193,353
UWM Holdings LLC, 6.63%, 02/01/30(b)		121	120,252
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(b)		63	63,588
Venture Global LNG, Inc.(b)
7.00%, 01/15/30		131	132,962
9.88%, 02/01/32		188	206,289
Verizon Communications, Inc.
1.50%, 09/18/30		678	562,409
Security		Par (000)	Value
United States (continued)
Verizon Communications, Inc. (continued)
5.05%, 05/09/33	USD	240	$ 237,275
4.50%, 08/10/33		297	279,889
4.40%, 11/01/34		333	308,513
4.78%, 02/15/35(b)		2,404	2,288,441
2.88%, 11/20/50		121	74,315
3.55%, 03/22/51		105	74,198
2.99%, 10/30/56		124	73,535
3.70%, 03/22/61		306	207,489
Viasat, Inc.(b)
6.50%, 07/15/28		100	81,060
7.50%, 05/30/31		134	93,155
Viking Cruises Ltd.(b)
7.00%, 02/15/29		165	165,905
9.13%, 07/15/31		123	132,257
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		25	24,530
7.75%, 10/15/31		25	26,227
6.88%, 04/15/32		105	107,511
Vital Energy, Inc., 9.75%, 10/15/30		100	105,432
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		134	107,677
Wells Fargo & Co.(a)
(1-day SOFR + 1.38%), 5.21%, 12/03/35		360	350,269
(1-day SOFR + 1.99%), 5.56%, 07/25/34		206	205,725
(1-day SOFR + 2.02%), 5.39%, 04/24/34		343	339,184
(1-day SOFR + 2.06%), 6.49%, 10/23/34		271	288,067
(1-day SOFR + 2.13%), 4.61%, 04/25/53		290	242,147
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51		344	305,351
(3-mo. EURIBOR + 1.85%), 1.74%, 05/04/30(c)	EUR	2,226	2,171,240
Westbay, 11.00%, 02/06/30(f)	USD	1,688	1,696,440
Western Digital Corp., 4.75%, 02/15/26		25	24,759
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		88	84,676
Williams Scotsman, Inc., 4.63%, 08/15/28(b)		100	95,483
WMG Acquisition Corp., 3.00%, 02/15/31(b)		123	107,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		100	95,777
Xerox Holdings Corp., 5.50%, 08/15/28(b)		25	21,444
XHR LP, 4.88%, 06/01/29(b)		25	23,585
Yum! Brands, Inc.
4.75%, 01/15/30(b)		102	97,546
3.63%, 03/15/31		50	44,203
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		148	136,494
			142,650,374
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(b)		200	197,876
Venezuela — 0.0%
Petroleos de Venezuela SA, 9.75%, 05/17/35(c)(e)(j)		522	58,464
Total Corporate Bonds — 30.5% (Cost: $250,946,375)			248,593,855
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(f)		562	584,855

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27(f)	USD	39	$ 38,959
Total Fixed Rate Loan Interests — 0.1% (Cost: $599,145)			623,814
Floating Rate Loan Interests(a)
Canada — 0.0%
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29		174	174,266
Cayman Islands — 0.1%
Usavflow II Ltd., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.80%, 08/16/29(f)		339	341,136
Luxembourg — 0.0%
AI Mansart (Luxembourg) Bidco SCS, 1st Lien Term Loan A, (1-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.09%, 09/01/28(f)		192	193,914
United States — 1.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31		273	271,862
American Auto Auction Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.01%, 12/30/27		65	65,573
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28		812	765,959
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		414	415,216
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31		233	234,894
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31		256	257,252
Caesars Entertainment, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31		498	497,648
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.53%, 04/13/29		415	415,406
Conair Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 8.22%, 05/17/28		48	42,562
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.09%, 09/29/28		237	238,524
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.73%, 07/31/28(f)		1,185	1,186,290
Coreweave Compute Acquisition Co. III, LLC, Delayed Draw 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.53%, 05/16/29(f)		767	760,990
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 08/20/31		239	240,896
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. CME Term SOFR + 2.50%), 7.19%, 04/15/27		91	83,294
CVR Energy, Inc., Term Loan B, 12/30/27(f)(o)		311	314,110
Security		Par (000)	Value
United States (continued)
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.71%, 12/21/28	USD	133	$ 129,235
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27		82	82,333
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30		462	463,712
EIS Group, Ltd.(f)
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.36%, 07/10/28		532	509,866
Revolver 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.36%, 07/10/28		53	50,987
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 10.71%, 12/29/27(f)		153	119,194
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29		395	396,350
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 9.84%, 11/01/28		99	75,636
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.35%, 10/25/28(f)		96	76,551
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31		616	617,731
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.22%, 10/04/28		79	78,581
Level 3 Financing, Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		51	52,248
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.11%, 06/03/28		68	63,910
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.11%, 06/03/28		115	71,715
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.69%, 11/01/29		74	37,000
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		493	494,382
Montage Hotels & Resorts LLC(f)(i)
Revolver 1st Lien Term Loan, (3-mo. CME Term SOFR + 6.00%, 10.33% Cash or 10.33% PIK), 10.33%, 02/16/29		14	13,831
Term Loan, (3-mo. CME Term SOFR + 6.00%, 10.33% Cash or 10.33% PIK), 10.33%, 02/16/29		251	248,961
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30		20	6,625
Term Loan, 01/24/29(o)		62	38,180
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31(f)		116	116,870
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.60%, 10/28/27		102	85,803
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Sabre GLBL, Inc.(o)
2021 Term Loan B1, 12/17/27	USD	37	$ 36,380
2021 Term Loan B2, 12/17/27		58	56,613
2022 1st Lien Term Loan B, 06/30/28		150	145,407
2024 Term Loan B1, 11/15/29		92	91,733
Solaris Energy Infrastructure LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.36%, 09/11/29(f)		911	911,000
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.48%, 01/21/29		157	144,962
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29(f)		86	85,960
			11,092,232
Total Floating Rate Loan Interests — 1.5% (Cost: $11,976,704)			11,801,548
Foreign Agency Obligations
Angola(c) — 0.1%
Angolan Government International Bond
8.25%, 05/09/28		200	188,062
8.75%, 04/14/32		272	239,629
			427,691
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		51	41,822
4.75%, 07/09/35(l)		100	66,284
5.00%, 01/09/38(l)		63	43,796
3.50%, 07/09/41(l)		99	61,638
			213,540
Australia(c) — 0.0%
Australia Government Bond
Series 136, 4.75%, 04/21/27	AUD	220	138,849
Series 144, 3.75%, 04/21/37		80	46,097
Series 149, 2.25%, 05/21/28		90	52,891
			237,837
Austria(b)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	549,468
1.50%, 02/20/47		222	174,436
			723,904
Belgium(b)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47		351	260,884
Series 85, 0.80%, 06/22/28		855	840,775
			1,101,659
Benin — 0.0%
Benin Government International Bond, 4.95%, 01/22/35(c)		100	87,451
Brazil — 1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(m)	BRL	4	612,756
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25		12	1,930,242
Security		Par (000)	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional (continued)
Series F, 10.00%, 01/01/27	BRL	14	$ 2,084,546
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,289,650
			7,917,194
Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	140,312
5.00%, 06/01/37		90	73,636
4.00%, 06/01/41		280	211,900
3.50%, 12/01/45		140	99,920
2.75%, 12/01/48		210	132,127
2.00%, 12/01/51		2,650	1,407,637
			2,065,532
Chile — 0.0%
Chile Government International Bond, 2.75%, 01/31/27	USD	200	190,400
China — 6.3%
China Government Bond
1.67%, 06/15/26	CNY	127,370	17,499,199
2.05%, 04/15/29		74,580	10,436,580
2.68%, 05/21/30		12,080	1,745,095
3.02%, 05/27/31		105,780	15,683,397
2.88%, 02/25/33		15,000	2,228,539
3.19%, 04/15/53		21,580	3,681,394
3.25%, 11/22/28		100	14,629
			51,288,833
Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26	USD	200	197,400
8.00%, 04/20/33		200	204,004
8.00%, 11/14/35		420	422,520
Colombian TES
Series B, 5.75%, 11/03/27	COP	7,954,000	1,619,605
Series B, 6.00%, 04/28/28		15,731,700	3,134,260
Series B, 7.75%, 09/18/30		8,495,600	1,669,672
Series B, 7.00%, 03/26/31		1,322,000	243,569
			7,491,030
Czech Republic — 0.4%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	18,230	714,452
Series 150, 5.00%, 09/30/30		33,700	1,461,498
Series 154, 4.50%, 11/11/32		21,820	919,440
Series 49, 4.20%, 12/04/36(c)		10,000	407,836
			3,503,226
Denmark — 0.0%
Denmark Government Bond
1.75%, 11/15/25	DKK	500	69,343
4.50%, 11/15/39		450	79,548
			148,891
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	200	201,500
4.50%, 01/30/30(b)		350	320,425
10.75%, 06/01/36(b)	DOP	34,350	605,119
			1,127,044

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ecuador(c)(l) — 0.0%
Ecuador Government International Bond
5.50%, 07/31/35	USD	172	$ 97,373
5.00%, 07/31/40		239	121,941
			219,314
Egypt — 0.2%
Egypt Government Bond
Series 3Y, 25.32%, 08/13/27	EGP	582	11,602
Series 3Y, 24.46%, 10/01/27		8,872	174,809
Egypt Government International Bond
4.75%, 04/16/26(c)	EUR	679	689,275
7.63%, 05/29/32(c)	USD	200	175,416
7.90%, 02/21/48(c)		200	147,240
7.50%, 02/16/61(b)		694	474,009
7.50%, 02/16/61(c)		200	136,602
			1,808,953
El Salvador(c) — 0.0%
El Salvador Government International Bond
8.63%, 02/28/29		31	32,054
9.25%, 04/17/30		153	161,606
			193,660
France(b)(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	41,002
1.50%, 05/25/31		190	181,877
5.75%, 10/25/32		100	123,361
1.50%, 05/25/50		2,536	1,708,417
			2,054,657
Gabon — 0.0%
Gabon Government International Bond, 7.00%, 11/24/31(c)	USD	200	148,625
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(c)	EUR	1,530	1,528,112
Ghana(l) — 0.0%
Ghana Government International Bond
5.00%, 07/03/29(c)	USD	80	68,800
5.00%, 07/03/35(b)		176	123,043
			191,843
Greece(b)(c) — 0.3%
Hellenic Republic Government Bond
2.00%, 04/22/27	EUR	92	94,913
1.50%, 06/18/30		1,740	1,690,887
4.13%, 06/15/54		510	548,749
			2,334,549
Guatemala(b) — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	USD	205	202,822
4.65%, 10/07/41		200	153,312
			356,134
Hungary — 0.2%
Hungary Government Bond, 7.00%, 10/24/35	HUF	151,500	392,423
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	400	393,500
Series 10Y, 5.38%, 09/12/33(c)	EUR	53	59,343
Security		Par (000)	Value
Hungary (continued)
Hungary Government International Bond (continued)
Series 4Y, 5.00%, 02/22/27(c)	EUR	55	$ 59,073
Series 6Y, 4.00%, 07/25/29(c)		885	931,055
			1,835,394
India — 0.9%
India Government Bond, 7.10%, 04/18/29	INR	611,130	7,229,146
Indonesia — 0.5%
Indonesia Treasury Bond
Series FR59, 7.00%, 05/15/27	IDR	14,257,000	885,360
Series FR72, 8.25%, 05/15/36		15,686,000	1,056,454
Series FR98, 7.13%, 06/15/38		29,034,000	1,808,244
			3,750,058
Italy(c) — 0.5%
Italy Buoni Poliennali Del Tesoro
Series 30Y, 3.85%, 09/01/49(b)	EUR	700	707,294
Series 31Y, 4.75%, 09/01/44(b)		232	266,920
Series 5Y, 2.65%, 12/01/27		3,060	3,182,506
			4,156,720
Ivory Coast(c) — 0.1%
Ivory Coast Government International Bond
5.25%, 03/22/30		217	212,346
5.88%, 10/17/31		200	193,963
7.63%, 01/30/33	USD	200	194,582
			600,891
Japan — 1.6%
Japan Government Forty Year Bond, Series 15, 1.00%, 03/20/62	JPY	800,000	3,294,315
Japan Government Thirty Year Bond
Series 64, 0.40%, 09/20/49		707,400	3,049,088
Series 83, 2.20%, 06/20/54		1,009,550	6,352,956
			12,696,359
Jordan — 0.0%
Jordan Government International Bond, 7.50%, 01/13/29(c)	USD	200	198,562
Kenya — 0.0%
Republic of Kenya Government International Bond, 7.00%, 05/22/27(c)		200	196,300
Lebanon(c) — 0.0%
Lebanon Government International Bond
6.65%, 11/03/28		67	8,643
Series 10Y, 6.85%, 03/23/27		49	6,321
			14,964
Mexico — 0.8%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	328	1,506,156
Series M, 7.50%, 06/03/27		275	1,253,709
Series M, 8.50%, 05/31/29		142	643,478
Series M, 7.75%, 05/29/31		281	1,204,139
Series M, 7.50%, 05/26/33		172	698,795
Series M, 7.75%, 11/23/34		77	308,889
Series M, 8.00%, 11/07/47		50	182,904
Mexico Government International Bond
5.40%, 02/09/28	USD	200	198,168
2.66%, 05/24/31		400	324,400
			6,320,638
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	$ 324,565
New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	NZD	100	55,740
Nigeria — 0.2%
Nigeria Government International Bond
8.38%, 03/24/29(c)	USD	200	193,630
7.14%, 02/23/30(c)		447	403,221
9.63%, 06/09/31(b)		200	198,750
7.88%, 02/16/32(c)		270	242,746
10.38%, 12/09/34(b)		200	203,718
			1,242,065
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)		200	202,876
Pakistan — 0.0%
Pakistan Government International Bond, 6.88%, 12/05/27(c)		200	180,126
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26		100	101,376
7.50%, 03/01/31		200	202,938
6.40%, 02/14/35		200	181,438
			485,752
Peru — 0.0%
Peruvian Government International Bond, 1.86%, 12/01/32		67	50,815
Poland — 0.9%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	3,634	773,879
Series 0429, 5.75%, 04/25/29		13,263	3,226,759
Series 0729, 4.75%, 07/25/29		7,037	1,649,867
Series 1029, 2.75%, 10/25/29		3,195	684,753
Series 1034, 5.00%, 10/25/34		2,359	533,685
			6,868,943
Romania — 0.1%
Romanian Government International Bond
5.00%, 09/27/26(c)	EUR	33	34,903
5.25%, 11/25/27(c)	USD	48	46,904
5.25%, 11/25/27(b)		28	27,361
2.13%, 03/07/28(c)	EUR	206	200,115
5.88%, 01/30/29(c)	USD	202	196,697
2.50%, 02/08/30(c)	EUR	56	52,134
2.12%, 07/16/31(c)		104	88,662
2.75%, 04/14/41(c)		32	21,515
			668,291
Saudi Arabia(c) — 0.1%
Saudi Government International Bond
4.75%, 01/18/28	USD	200	198,750
4.50%, 04/17/30		200	194,062
3.45%, 02/02/61		303	183,978
			576,790
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)		284	226,135
Security		Par (000)	Value
South Africa — 1.0%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	80,416	$ 4,080,432
Series 2040, 9.00%, 01/31/40		24,680	1,113,301
Series 2044, 8.75%, 01/31/44		18,284	785,695
Series 2048, 8.75%, 02/28/48		14,977	637,839
Series R213, 7.00%, 02/28/31		33,731	1,587,489
Republic of South Africa Government International Bond, 5.88%, 04/20/32	USD	200	187,758
			8,392,514
Spain — 3.1%
Spain Government Bond
2.70%, 01/31/30	EUR	4,774	4,972,448
1.25%, 10/31/30(b)(c)		431	412,875
2.55%, 10/31/32(b)(c)		8,147	8,260,982
3.15%, 04/30/33(b)(c)		711	749,256
3.55%, 10/31/33(b)(c)		6,700	7,245,784
3.45%, 10/31/34(b)(c)		1,769	1,891,257
3.90%, 07/30/39(b)(c)		462	506,230
2.90%, 10/31/46(b)(c)		866	813,007
3.45%, 07/30/66(b)(c)		688	668,478
			25,520,317
Sri Lanka(b) — 0.0%
Sri Lanka Government International Bond
4.00%, 04/15/28	USD	30	27,539
3.10%, 01/15/30(l)		21	16,991
3.35%, 03/15/33(l)		41	30,076
3.60%, 06/15/35(l)		27	19,757
3.60%, 05/15/36(l)		19	14,285
3.60%, 02/15/38(l)		38	28,578
			137,226
Sweden(c) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	SEK	250	25,077
Series 1059, 1.00%, 11/12/26		960	85,082
			110,159
Thailand — 0.6%
Thailand Government Bond
2.40%, 03/17/29	THB	56,472	1,675,029
3.45%, 06/17/43		95,000	3,108,154
			4,783,183
Turkey — 0.4%
Turkiye Government Bond
27.70%, 09/27/34	TRY	11,248	322,448
Series 10Y, 26.20%, 10/05/33		48,148	1,323,265
Series 2Y, 37.00%, 02/18/26		35,754	995,652
Series 5Y, 31.08%, 11/08/28		11,081	309,731
Series 5Y, 30.00%, 09/12/29		11,800	326,388
Turkiye Government International Bond, 9.13%, 07/13/30	USD	200	221,250
			3,498,734
Ukraine — 0.1%
Ukraine Government International Bond
1.75%, 02/01/29(b)(l)		205	141,068
0.00%, 02/01/30(b)(l)		8	4,536
1.75%, 02/01/34(c)(l)		189	105,701
1.75%, 02/01/34(b)(l)		77	42,997
3.00%, 02/01/34(b)(l)		31	12,913
0.00%, 02/01/35(b)(l)		27	15,607
1.75%, 02/01/35(b)(l)		46	25,303
0.00%, 02/01/36(b)(l)		22	12,896

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ukraine (continued)
Ukraine Government International Bond (continued)
1.75%, 02/01/36(c)(l)	USD	195	$ 105,354
1.75%, 02/01/36(b)(l)		31	16,562
0.00%, 08/01/41(a)(c)(e)(j)		570	437,475
			920,412
United Kingdom(c) — 0.6%
United Kingdom Gilt
1.75%, 09/07/37	GBP	60	53,931
4.75%, 12/07/38		30	37,282
3.25%, 01/22/44		165	160,904
3.50%, 01/22/45		700	703,675
1.50%, 07/22/47		1,040	684,329
3.75%, 07/22/52		1,000	999,930
3.75%, 10/22/53		804	798,201
0.50%, 10/22/61		4,373	1,535,758
			4,974,010
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	77	69,975
Uruguay Government International Bond
9.75%, 07/20/33	UYU	4,236	96,934
5.75%, 10/28/34	USD	46	46,696
			213,605
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(b)	EUR	138	143,542
7.85%, 10/12/28(c)	USD	200	206,875
			350,417
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(c)(e)(j)		782	121,601
Zambia — 0.0%
Zambia Government International Bond, 0.50%, 12/31/53(c)		222	127,026
Total Foreign Agency Obligations — 22.4% (Cost: $197,250,198)			182,390,413

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust(e)(p)(q)	29,720	1,576,646
Total Grantor Trust — 0.2% (Cost: $1,007,233)		1,576,646
Investment Companies
United States — 1.2%
iShares 0-5 Year TIPS Bond ETF(p)	7,050	709,230
iShares Biotechnology ETF(p)	3,500	462,735
iShares Broad USD High Yield Corporate Bond ETF(p)	92,764	3,412,787
iShares iBoxx $ High Yield Corporate Bond ETF(p)	15,488	1,218,131
iShares JP Morgan USD Emerging Markets Bond ETF(p)(r)	17,814	1,586,159
iShares Latin America 40 ETF(p)	5,869	122,721
iShares MSCI Brazil ETF(p)	4,886	109,984
Security	Shares	Value
United States (continued)
iShares MSCI Emerging Markets ETF(p)	13,148	$ 549,849
iShares Russell 2000 ETF(p)	476	105,177
iShares Russell Mid-Cap Growth ETF(p)	1,033	130,933
SPDR Blackstone Senior Loan ETF	4,820	201,139
SPDR S&P Regional Banking ETF	3,159	190,646
VanEck J. P. Morgan EM Local Currency Bond ETF	43,378	1,002,465
VanEck Semiconductor ETF(e)	1,256	304,165
Total Investment Companies — 1.2% (Cost: $10,059,501)		10,106,121

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	170	173,044
California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)		180	179,243
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	975,438
			1,154,681
Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		70	72,030
Series A, 4.00%, 07/01/41		145	148,108
			220,138
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	117,726
Massachusetts — 0.2%
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 05/01/49		1,000	1,037,253
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	70,865
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	182,783
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(j)		1,809	972,121
Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	277,622
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,356,195
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47	USD	155	$ 147,495
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		360	367,615
			2,148,927
Total Municipal Bonds — 0.8% (Cost: $6,105,159)			6,077,538
Non-Agency Mortgage-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 6.08%, 05/17/41(a)(b)		979	979,214
Ireland(a)(c) — 0.1%
Last Mile Securities PE, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 3.91%, 08/17/31	EUR	300	309,657
Thunder Logistics, Class A, 4.64%, 11/17/36		279	285,906
			595,563
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 3.52%, 06/15/53(a)(c)		102	105,688
United Kingdom(a)(c) — 0.5%
Atlas Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP + 0.85%), 5.56%, 09/20/61	GBP	275	344,931
Braccan Mortgage Funding, Series 2024-1, Class A, (1-day SONIA GBP + 0.84%), 5.72%, 02/15/67		378	474,396
Canada Square Funding PLC, Series 2021-2, Class B, (1-day SONIA GBP + 1.20%), 5.93%, 06/17/58		112	140,371
Citadel, Series 2024-1, Class A, (1-day SONIA GBP + 1.02%), 5.78%, 04/28/60		400	501,089
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP + 0.88%), 5.58%, 03/25/94		230	288,532
Series 2024-1, Class B, (1-day SONIA GBP + 1.50%), 6.20%, 03/25/94		100	125,011
Finsbury Square, Series 2021-1GRX, Class A, (1-day SONIA GBP + 0.65%), 5.38%, 12/16/67		77	96,038
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (1-day SONIA GBP + 0.75%), 5.48%, 05/15/51		88	109,589
Mortimer BTL PLC, Series 2021-1, Class B, (1-day SONIA GBP + 1.10%), 5.83%, 06/23/53		100	124,992
Precise Mortgage Funding, Series 2024-1, Class A, (1-day SONIA GBP + 0.98%), 5.69%, 07/16/60		223	280,530
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP + 0.98%), 5.70%, 06/25/49		188	236,124
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP + 1.23%), 5.94%, 04/20/65		253	319,186
Series 2024-1ST2X, Class A, (1-day SONIA GBP + 0.96%), 5.67%, 10/12/65		366	460,347
Tower Bridge Funding PLC, Series 2024-3X, Class A, (1-day SONIA GBP + 0.79%), 5.49%, 12/20/66		164	205,398
UK Logistics, Series 2024-2X, Class A, (1-day SONIA GBP + 1.35%), 6.06%, 02/17/35		277	344,839
			4,051,373
Security		Par (000)	Value
United States — 9.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD	250	$ 225,355
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.90%, 09/15/34(a)(b)		634	597,912
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,000,920
Series 2020-MF1, Class XA, 0.94%, 05/15/53(a)		14,602	568,308
ARES, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.44%), 5.84%, 10/15/34(a)(b)		590	591,108
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.09%, 07/15/41(a)(b)		340	342,128
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 6.65%, 12/15/36		200	189,591
Series 2024-ATRM, Class A, 5.41%, 11/10/29		170	169,179
Series 2024-ATRM, Class E, 9.21%, 11/10/29		420	417,309
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41		1,140	1,150,916
Series 2024-MAR, Class C, 7.77%, 12/10/41		240	246,392
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.75%, 08/15/39(a)(b)		250	251,240
Bank
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	22,609
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		1,660	1,725,169
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,145,243
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.44%, 12/17/53(a)		4,986	299,592
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.89%, 11/15/41		710	710,000
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.09%, 11/15/41		360	360,000
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 6.29%, 07/15/41(a)(b)		240	240,600
BHMS(a)(b)
Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.94%, 07/15/35		170	169,789
Series 2018-ATLS, Class B, (1 mo. Term SOFR + 1.80%), 6.19%, 07/15/35		1,145	1,140,727
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.79%, 06/15/41(a)(b)		310	307,305
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.81%, 03/10/33(b)		40	39,502
BX Commercial Mortgage Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. Term SOFR + 4.01%), 8.41%, 01/15/34		532	524,855
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.54%, 06/15/27		1,429	1,443,685
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 6.16%, 12/09/40		2,184	2,192,526
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.99%, 12/09/40		553	553,884
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.89%, 10/15/41		150	150,562
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 6.09%, 08/15/39		300	302,065
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 7.26%, 10/15/41		560	563,451

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 8.31%, 10/15/41	USD	250	$ 250,781
Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.80%, 12/15/39		370	370,114
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 6.04%, 05/15/41		411	412,883
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 8.14%, 02/15/39		664	669,822
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.54%, 02/15/39		632	632,596
BX Trust(a)(b)
Series 2021-ARIA, Class C, (1 mo. Term SOFR + 1.76%), 6.16%, 10/15/36		750	747,891
Series 2021-LBA, Class GJV, (1 mo. Term SOFR + 3.11%), 7.51%, 02/15/36		134	127,894
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.11%), 7.51%, 02/15/36		712	680,570
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 7.51%, 01/15/34		273	270,832
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.44%, 06/15/36		790	742,028
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.09%, 05/15/38		1,385	1,395,387
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 8.09%, 04/15/41		652	648,279
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.94%, 06/15/37		519	520,204
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.84%, 03/15/41		1,100	1,096,671
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.79%, 03/15/41		350	347,808
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.89%, 07/15/29		750	753,047
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.33%, 07/15/29		375	374,823
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	96,397
Series 2017-CC, Class E, 3.55%, 08/13/37		220	181,561
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 6.37%, 07/15/41(a)(b)		140	140,525
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 7.02%, 09/15/38(a)(b)		1,495	1,500,409
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,657,996
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		405	388,669
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	715,431
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(b)		360	309,557
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		20,000	794,535
Commercial Mortgage Trust(a)
Series 2016-DC2, Class B, 4.66%, 02/10/49		100	97,648
Series 2016-DC2, Class C, 4.66%, 02/10/49		100	96,662
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(b)		1,000	856,589
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.24%, 06/15/41(b)		170	170,005
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.88%, 06/15/41(b)		235	235,231
Security		Par (000)	Value
United States (continued)
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 6.04%, 08/15/41	USD	130	$ 130,650
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.29%, 08/15/41		160	159,800
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.72%, 08/15/51(a)		750	680,340
CSMC(b)
Series 2020-NET, Class B, 2.82%, 08/15/37		780	760,835
Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 5.66%, 11/15/38(a)		1,850	1,842,059
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		460	447,014
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.28%, 08/15/34(a)(b)		190	190,833
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1 mo. Term SOFR + 1.60%), 5.99%, 05/15/35(a)(b)		75	73,969
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		312	315,603
DC Trust, Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		750	760,164
DK Trust, Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.40%, 03/15/34(a)(b)		1,100	1,104,754
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		330	333,187
Series 2024-ELM, Class A15, 5.80%, 06/10/39		330	333,187
Series 2024-ELM, Class E10, 7.79%, 06/10/39		350	352,662
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,200	1,199,855
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 7.36%, 07/15/38		616	619,636
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.21%, 07/15/38		1,083	1,088,707
Fontainebleau Miami Beach Mortgage Trust(a)(b)(n)
Series 2024-FBLU, Class A, 12/15/39		410	410,641
Series 2024-FBLU, Class F, 12/15/39		410	412,562
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.94%, 03/15/39(a)(b)		1,100	1,101,719
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.81%, 05/15/26		100	94,690
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.19%, 03/15/28		1,500	1,510,312
Series 2023-SHIP, Class C, 5.51%, 09/10/38		1,370	1,363,908
Series 2023-SHIP, Class E, 7.43%, 09/10/38		420	422,998
Series 2024-RVR, Class E, 7.47%, 08/10/41		250	246,149
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.70%, 12/12/53(a)(b)		3,564	258,565
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 6.09%, 05/15/41(a)(b)		1,100	1,104,125
HIH Trust(a)(b)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 6.24%, 10/15/41		110	110,584
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 8.04%, 10/15/41		420	421,311
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.59%, 05/15/37(a)(b)		750	744,145
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.66%, 10/15/36(a)(b)		825	812,625
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)	USD	750	$ 766,328
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	974,377
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 6.14%, 11/15/41(a)(b)		940	939,706
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)		450	429,597
Series 2018-AON, Class A, 4.13%, 07/05/31		600	558,750
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.21%, 04/15/38(a)		745	745,931
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)		790	787,685
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)		370	367,317
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)		250	253,050
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 6.02%, 06/15/39		814	814,254
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.59%, 06/15/39		375	376,147
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 6.11%, 12/15/39(a)(b)		160	159,750
LBA Trust(a)(b)
Series 2024-BOLT, Class A, (1 mo. Term SOFR + 1.59%), 5.99%, 06/15/39		520	520,650
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.83%, 06/15/39		250	249,646
MCM Trust(f)
0.00%, 09/25/31		696	431,146
2.50%, 01/01/59(b)		504	482,554
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 6.19%, 12/15/41(a)		601	604,005
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 9.05%, 02/15/37(a)		604	605,754
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	161,424
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	236,896
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.26%, 07/15/38(a)(b)		760	757,150
Morgan Stanley Capital I Trust(a)(b)
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 9.05%, 11/15/34		260	248,747
Series 2018-MP, Class A, 4.28%, 07/11/40		1,000	902,539
NYC Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.39%, 08/15/29(a)(b)		140	141,037
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	101,497
Series 2017-OT, Class E, 3.95%, 05/10/39		160	117,900
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(b)		850	736,928
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 7.26%, 01/15/36(a)(b)		270	231,933
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.49%, 11/15/40(a)(b)		412	415,112
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.99%, 12/15/39(a)(b)		220	220,000
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 6.29%, 06/15/39(a)(b)		750	750,000
Security		Par (000)	Value
United States (continued)
ROCK Trust(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41	USD	446	$ 444,757
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	155,090
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.94%, 11/15/34		630	630,779
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.59%, 11/15/34		410	409,803
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 6.35%, 10/15/41		420	423,017
Series 2024-LXRY, Class E, (1 mo. Term SOFR + 4.45%), 8.85%, 10/15/41		420	424,161
TTAN, Series 2021-MHC, Class F, (1 mo. Term SOFR + 3.01%), 7.41%, 03/15/38(a)(b)		254	253,626
TVC DSCR(f)
Series 21-1, 0.00%, 02/01/51		314	270,881
Series 21-1, Class A, 2.38%, 02/01/51(b)		737	676,764
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		1,700	1,587,822
VEGAS, Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)		600	575,345
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)		660	661,674
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		57	48,918
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.94%, 01/15/59(a)		1,400	1,345,092
Series 2019-C50, Class XA, 1.40%, 05/15/52(a)		12,301	552,408
Series 2021-C59, Class XA, 1.50%, 04/15/54(a)		982	65,338
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		106	106,250
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		400	396,263
			78,448,154
Total Non-Agency Mortgage-Backed Securities — 10.3% (Cost: $85,095,757)			84,179,992
Preferred Securities
Capital Trusts — 0.8%(a)
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(c)	GBP	200	184,436
France(c)(k) — 0.1%
Electricite de France SA
3.38%	EUR	400	386,306
5.13%		200	211,388
5.63%		200	214,191
7.38%	GBP	100	127,238
6.00%		200	249,441
			1,188,564
Germany(c) — 0.1%
Bayer AG
4.50%, 03/25/82	EUR	100	102,578
7.00%, 09/25/83		100	109,381
5.38%, 03/25/82		200	202,571
Commerzbank AG, 6.50%(k)		200	214,379
			628,909
Italy — 0.0%
Intesa Sanpaolo SpA, 5.88%(c)(k)		200	207,367

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(k)	USD	200	$ 190,614
Netherlands(c)(k) — 0.0%
Cooperatieve Rabobank UA, 4.38%	EUR	200	204,321
Koninklijke KPN NV, 2.00%		100	103,123
			307,444
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(c)		250	285,796
Portugal — 0.0%
EDP SA, 4.75%, 05/29/54(c)		100	105,916
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(c)(k)	USD	414	396,923
Spain(c)(k) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	102,884
Banco Bilbao Vizcaya Argentaria SA, 6.00%		200	210,020
CaixaBank SA, 5.88%		200	212,867
Naturgy Finance Iberia SA, 2.37%		100	100,607
Telefonica Europe BV
5.75%		200	221,668
6.75%		100	116,145
3.88%		200	207,971
			1,172,162
Switzerland(k) — 0.1%
UBS Group AG
5.13%(c)	USD	200	195,950
6.85%(b)		200	197,815
			393,765
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(c)	GBP	100	133,640
Centrica PLC, 6.50%, 05/21/55(c)		100	126,917
Vodafone Group PLC
2.63%, 08/27/80(c)	EUR	149	152,373
7.00%, 04/04/79	USD	136	139,274
			552,204
United States — 0.2%
AES Corp., 7.60%, 01/15/55		100	102,712
BP Capital Markets PLC, 3.25%(c)(k)	EUR	100	103,067
Southern Co., 1.88%, 09/15/81		1,000	971,109
Venture Global LNG, Inc., 9.00%(b)(k)	USD	149	155,786
			1,332,674
			6,946,774

	Shares
Preferred Stocks — 0.7%
United States — 0.7%
Boeing Co., 6.00%(h)	1,700	103,513
Cap Hill Brands(e)(f)	265,896	50,520
CW Opportunity 2 LP(e)(f)	418,000	530,860
Davidson Homes, Inc., 12.00%(e)(f)(k)	1,541	1,404,807
Dream Finders Homes, Inc., 9.00%(f)(k)	1,320	1,311,750
Insight M, Inc., Series D(e)(f)	270,943	71,664
Lessen Holdings, Inc., Series C(e)(f)	10,022	39,186
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(e)(f)(g)	6,037	96,049
Security	Shares	Value
United States (continued)
Verge Genomics, Inc.(e)(f)(g)
Series B, (Acquired 11/05/21, Cost: $165,930)	31,150	$ 201,852
Series C, (Acquired 09/06/23, Cost: $26,514)	3,687	26,583
Veritas Kapital Assurance PLC(e)(f)
Series G	1,127	22,540
Series G(a)	778	15,560
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 12.00%(e)(f)(g)	168,283	893,583
Xai Corp., Series C, (Acquired 11/27/24, Cost: $609,859)(e)(f)(g)	28,169	609,859
		5,378,326
Total Preferred Securities — 1.5% (Cost: $12,190,798)		12,325,100

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 2.0%
Fannie Mae REMICS
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 5.62%, 06/25/54	USD	1,193	1,190,286
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 5.62%, 06/25/54		1,368	1,366,381
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 5.67%, 09/25/54		482	479,001
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 5.52%, 10/25/54		1,283	1,271,415
Series 5330, Class FA, (30-day Avg SOFR + 1.05%), 5.62%, 08/25/53		2,055	2,050,623
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 5.67%, 10/25/54		242	240,396
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 5.72%, 10/25/54		2,091	2,081,926
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 5.63%, 10/25/54		2,138	2,119,932
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 5.67%, 11/25/54		715	710,385
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 5.82%, 03/25/54		478	481,270
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 5.77%, 06/25/54		1,109	1,113,160
Series 5425, Class FK, (30-day Avg SOFR + 1.20%), 5.77%, 06/25/54		896	899,003
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 5.77%, 05/25/54		1,192	1,196,724
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 5.60%, 03/20/54		475	475,514
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 5.75%, 06/20/54		666	666,465
			16,342,481
Commercial Mortgage-Backed Securities(a) — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.02%, 10/25/30		4,008	185,029
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series KW09, Class X1, 0.80%, 05/25/29	USD	14,341	$ 372,472
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.53%, 02/25/52(b)		750	681,753
			1,239,254
Mortgage-Backed Securities — 13.6%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	4,141
6.00%, 07/01/39		21	21,149
4.00%, 01/01/41		1	963
3.00%, 02/01/44		32	28,544
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		49	46,422
3.50%, 04/01/31 - 01/01/48		130	122,974
3.00%, 10/01/32 - 12/01/46		128	114,438
5.00%, 05/01/38 - 11/01/48		44	42,864
5.50%, 01/01/39		13	13,571
4.00%, 08/01/40 - 12/01/45		12	10,169
4.50%, 09/01/40 - 08/01/48		120	115,362
Ginnie Mae Mortgage-Backed Securities(s)
4.00%, 10/20/40 - 01/15/55		1,509	1,396,114
3.50%, 01/15/42 - 01/15/55		2,200	1,973,830
5.00%, 10/20/44 - 01/15/55		1,874	1,817,987
3.00%, 02/15/45 - 01/15/55		2,888	2,505,238
4.50%, 03/15/47 - 01/21/55		1,606	1,521,044
2.00%, 08/20/50 - 01/15/55		3,984	3,188,065
2.50%, 04/20/51 - 01/15/55		4,031	3,366,973
5.50%, 01/15/55		1,898	1,882,309
6.00%, 01/15/55		1,325	1,333,695
6.50%, 01/15/55		828	842,179
Uniform Mortgage-Backed Securities(s)
2.50%, 09/01/27 - 01/15/55		13,718	11,385,040
3.00%, 07/01/29 - 01/14/55		7,546	6,516,584
3.50%, 07/01/29 - 01/14/55		30,654	27,147,521
2.00%, 10/01/31 - 01/15/55(t)		20,348	16,324,318
4.00%, 09/01/33 - 01/14/55		4,475	4,130,156
5.00%, 09/01/35 - 01/15/55		3,507	3,397,448
5.50%, 12/01/38 - 01/15/55		4,348	4,298,782
1.50%, 01/15/40 - 11/01/51		4,542	3,626,894
4.50%, 01/15/40 - 01/15/55		7,377	6,971,298
6.00%, 11/01/52 - 01/15/55		3,836	3,865,030
6.50%, 10/01/53 - 01/15/55		2,642	2,703,313
			110,714,415
Total U.S. Government Sponsored Agency Securities — 15.8% (Cost: $133,906,549)			128,296,150
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes(u)
0.38%, 01/15/27		1,960	1,900,550
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation-Indexed Notes(u) (continued)
2.13%, 04/15/29	USD	1,286	$ 1,287,343
U.S. Treasury Notes, (3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.52%, 01/31/26		3,640	3,643,848
Total U.S. Treasury Obligations — 0.8% (Cost: $6,883,132)			6,831,741

	Shares
Warrants
France — 0.0%
Atos SE(e)(f)(k)	947,855	10
United States(e) — 0.1%
Davidson Homes, Inc., (Issued/ Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47)(f)	10,230	83,579
Flagstar Financial, Inc., (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1 Share for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(g)	74	129,056
Insight M, Inc., (Issued/Exercisable 01/31/24, 1 Share for 1 Warrant, Strike Price USD 0.34)(f)	280,744	20,354
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(f)	12,334	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	68
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	21,532
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(f)(g)	20,741	92,712
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	6,834	103
		347,404
Venezuela — 0.0%
Venezuela Government International Bond(e)(k)	3,000	12,000
Total Warrants — 0.1% (Cost: $84,981)		359,414
Total Long-Term Investments — 93.4% (Cost: $782,228,977)		759,767,214

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
Certificates of Deposit — 0.3%
United States — 0.3%
Bank of America NA, 5.22%, 02/06/25	USD	1,100	$ 1,100,676
Credit Agricole Corp., 5.50%, 01/31/25		1,250	1,251,118
			2,351,794
Commercial Paper — 0.8%
France — 0.1%
LVMH Moet Hennessy Louis Vuitton, Inc., 5.12%, 02/05/25(b)(v)		1,100	1,095,206
New Zealand — 0.2%
Westpac Securities NZ Ltd./London, 5.49%, 05/16/25(b)(v)		1,500	1,474,844
United Kingdom — 0.2%
Lloyds Bank Corporate Markets PLC/New York, 5.53%, 02/03/25(v)		1,250	1,244,814
United States(b)(v) — 0.3%
HSBC USA, Inc.
5.83%, 02/12/25		735	731,066
5.09%, 08/19/25		2,050	1,990,109
			2,721,175
			6,536,039
Foreign Agency Obligations — 0.3%
Egypt(v) — 0.2%
Egypt Treasury Bills
Series 364D, 25.98%, 02/18/25	EGP	32,425	611,901
Series 364D, 28.34%, 03/18/25		45,175	841,459
Series 364D, 29.70%, 05/06/25		700	12,611
			1,465,971
Nigeria(v) — 0.1%
Nigeria Treasury Bills
25.50%, 03/27/25	NGN	8,674	5,279
28.71%, 12/11/25		1,416,894	739,721
			745,000
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 2.50%, 04/16/25(c)	USD	200	198,000
			2,408,971

Security	Shares	Value
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(p)(w)	27,049,345	$ 27,049,345

		Par (000)
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bills, 4.31%, 01/28/25(v)	USD	40,750	40,626,463
U.S. Treasury Inflation-Indexed Notes, 0.13%, 04/15/25		4,277	4,250,816
			44,877,279
Total Short-Term Securities — 10.2% (Cost: $83,247,466)			83,223,428
Options Purchased — 0.0% (Cost: $1,296,804)			660,287
Total Investments Before TBA Sale Commitments and Options Written — 103.6% (Cost: $866,773,247)			843,650,929
TBA Sale Commitments
United States — (0.0)%
Uniform Mortgage-Backed Securities, 3.00%, 01/16/40(s)		(21)	(19,537)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(19,537))			(19,537)
Options Written — (0.1)% (Premiums Received: $(1,474,043))			(1,524,425)
Total Investments, Net of TBA Sale Commitments and Options Written — 103.5% (Cost: $865,279,667)			842,106,967
Liabilities in Excess of Other Assets — (3.5)%			(28,190,584)
Net Assets — 100.0%			$ 813,916,383

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Rounds to less than 1,000.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,241,307, representing 0.4% of its net assets as of period end, and an original cost of $2,446,798.

(h)	Convertible security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	When-issued security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(r)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Rates are discount rates or a range of discount rates as of period end.
(w)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,532,084	$ 16,517,261 (a)	$ —	$ —	$ —	$ 27,049,345	27,049,345	$ 1,301,509	$ —
iShares 0-5 Year TIPS Bond ETF	695,059	—	—	—	14,171	709,230	7,050	18,555	—
iShares Biotechnology ETF	—	500,795	—	—	(38,060)	462,735	3,500	920	—
iShares Bitcoin Trust	—	1,745,206	(970,287)	232,314	569,413	1,576,646	29,720	—	—
iShares Broad USD High Yield Corporate Bond ETF	—	6,118,795	(2,686,304)	6,020	(25,724)	3,412,787	92,764	77,338	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,919,803	6,548,625	(9,237,909)	102,891	(115,279)	1,218,131	15,488	94,569	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,300,912	—	(4,380,076)	170,057	(90,893)	—	—	123,807	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,515	—	—	—	(356)	1,586,159	17,814	86,598	—
iShares Latin America 40 ETF	284,265	—	(96,081)	(6,143)	(59,320)	122,721	5,869	11,723	—
iShares MSCI Brazil ETF	315,794	—	(116,966)	(51,137)	(37,707)	109,984	4,886	13,595	—
iShares MSCI Emerging Markets ETF	528,681	—	—	—	21,168	549,849	13,148	13,374	—
iShares Russell 2000 ETF	95,538	—	—	—	9,639	105,177	476	1,205	—
iShares Russell Mid-Cap Growth ETF	215,919	—	(109,466)	10,893	13,587	130,933	1,033	756	—
				$ 464,895	$ 260,639	$ 37,033,697		$ 1,743,949	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	125	03/06/25	$ 15,535	$ (356,177)
Euro OAT	137	03/06/25	17,512	(435,802)
Euro-Schatz	156	03/06/25	17,288	(69,153)
10-Year Japanese Government Treasury Bonds	8	03/13/25	7,215	(25,694)
10-Year Australian Treasury Bonds	147	03/17/25	10,270	(153,219)
3-Year Australian Treasury Bonds	84	03/17/25	5,519	(18,700)
10-Year Canadian Bond	151	03/20/25	12,880	229,817
U.S. Long Bond	79	03/20/25	8,994	(214,245)

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Euro Stoxx Banks Index	45	03/21/25	$ 340	$ (115)
MSCI Emerging Markets Index	2	03/21/25	107	(3,335)
NASDAQ 100 E-Mini Index	12	03/21/25	5,094	(285,528)
Long Gilt	4	03/27/25	463	(14,602)
2-Year U.S. Treasury Note	1,219	03/31/25	250,638	(226,939)
				(1,573,692)
Short Contracts
30-Year Euro Buxl Bond	8	03/06/25	1,099	71,426
Euro BOBL	84	03/06/25	10,255	117,118
Euro Bund	104	03/06/25	14,375	376,480
Short Term Euro BTP	21	03/06/25	2,337	10,859
3-Month SOFR	118	03/18/25	28,220	64,654
10-Year U.S. Treasury Note	1,938	03/20/25	210,758	2,302,394
10-Year U.S. Ultra Long Treasury Note	462	03/20/25	51,426	722,595
Ultra U.S. Treasury Bond	113	03/20/25	13,436	669,413
E-mini Russell 2000 Index	10	03/21/25	1,125	67,990
Euro Stoxx 50 Index	12	03/21/25	607	11,434
S&P 500 E-Mini Index	12	03/21/25	3,561	131,674
5-Year U.S. Treasury Note	3,483	03/31/25	370,259	2,042,856
				6,588,893
				$ 5,015,201
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	395,000	ZAR	7,424,657	Goldman Sachs International	01/02/25	$ 1,563
BRL	1,007,531	USD	162,707	Barclays Bank PLC	01/03/25	381
BRL	1,773,996	USD	286,484	Barclays Bank PLC	01/03/25	670
BRL	2,492,798	USD	402,564	Barclays Bank PLC	01/03/25	942
BRL	1,164,064	USD	187,986	BNP Paribas SA	01/03/25	440
BRL	1,485,394	USD	239,878	BNP Paribas SA	01/03/25	561
BRL	1,352,551	USD	218,425	Goldman Sachs International	01/03/25	511
BRL	1,446,920	USD	233,664	Morgan Stanley & Co. International PLC	01/03/25	547
BRL	3,391,960	USD	547,771	Morgan Stanley & Co. International PLC	01/03/25	1,281
BRL	211,972	USD	34,232	Toronto-Dominion Bank	01/03/25	80
USD	68,585	AUD	110,000	Barclays Bank PLC	01/03/25	501
USD	120,775	AUD	190,000	Barclays Bank PLC	01/03/25	3,174
USD	44,765	AUD	70,000	UBS AG	01/03/25	1,439
USD	466,839	AUD	717,071	Westpac Banking Corp.	01/03/25	23,008
USD	409,000	BRL	2,492,798	Barclays Bank PLC	01/03/25	5,494
USD	192,000	BRL	1,164,064	BNP Paribas SA	01/03/25	3,575
USD	245,000	BRL	1,485,394	BNP Paribas SA	01/03/25	4,561
USD	221,000	BRL	1,352,551	Goldman Sachs International	01/03/25	2,064
USD	244,000	BRL	1,446,920	Morgan Stanley & Co. International PLC	01/03/25	9,789
USD	572,000	BRL	3,391,960	Morgan Stanley & Co. International PLC	01/03/25	22,948
USD	77,280	CAD	110,000	Citibank N.A.	01/03/25	753
USD	63,586	CAD	90,000	HSBC Bank PLC	01/03/25	972
USD	723,778	CAD	1,030,000	The Bank of New York Mellon	01/03/25	7,205
USD	70,663	CAD	100,000	UBS AG	01/03/25	1,092
USD	48,715	CAD	70,000	Wells Fargo Bank N.A.	01/03/25	16
USD	41,244,315	CNH	298,382,000	UBS AG	01/03/25	578,135
USD	977,990	EUR	940,000	Citibank N.A.	01/03/25	4,291
USD	231,099	EUR	220,000	Standard Chartered Bank	01/03/25	3,212
USD	1,680,730	EUR	1,600,000	The Bank of New York Mellon	01/03/25	23,371
USD	5,477,898	EUR	5,230,000	Wells Fargo Bank N.A.	01/03/25	60,404
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	329,490	GBP	260,000	BNP Paribas SA	01/03/25	$ 3,996
USD	143,595	GBP	112,566	HSBC Bank PLC	01/03/25	2,673
USD	1,674,946	GBP	1,320,000	HSBC Bank PLC	01/03/25	22,439
USD	6,113,113	GBP	4,814,218	Natwest Markets PLC	01/03/25	86,195
USD	241,323	GBP	190,000	The Bank of New York Mellon	01/03/25	3,462
USD	956,738	MXN	19,620,000	Toronto-Dominion Bank	01/03/25	15,776
USD	46,671	NOK	520,000	Banco Santander SA	01/03/25	991
USD	444,319	NOK	4,920,000	UBS AG	01/03/25	12,111
USD	3,683,089	PLN	15,016,000	Toronto-Dominion Bank	01/03/25	47,430
USD	223,511	SEK	2,434,000	Bank of America N.A.	01/03/25	3,515
USD	3,132,441	SGD	4,210,000	Societe Generale	01/03/25	49,660
USD	143,707	ZAR	2,600,000	Citibank N.A.	01/03/25	5,931
USD	3,661,065	JPY	546,753,000	Bank of America N.A.	01/06/25	186,198
USD	1,133,414	JPY	174,200,000	Toronto-Dominion Bank	01/06/25	26,292
USD	3,950,204	JPY	606,340,000	Wells Fargo Bank N.A.	01/06/25	96,634
MXN	5,579,153	USD	266,827	The Bank of New York Mellon	01/15/25	165
USD	135	AUD	207	Standard Chartered Bank	01/15/25	6
USD	13,292	CNH	96,300	JPMorgan Chase Bank N.A.	01/15/25	168
USD	216,947	EUR	208,056	UBS AG	01/15/25	1,329
USD	488,584	EUR	464,000	UBS AG	01/15/25	7,719
USD	9,319	HUF	3,691,000	Morgan Stanley & Co. International PLC	01/15/25	32
USD	326,000	JPY	50,054,864	Barclays Bank PLC	01/15/25	7,575
USD	16,546	MXN	341,400	Barclays Bank PLC	01/15/25	208
USD	1,588,815	MXN	32,840,824	Morgan Stanley & Co. International PLC	01/15/25	17,205
USD	433,722	MXN	8,911,031	Toronto-Dominion Bank	01/15/25	7,281
USD	163,000	NOK	1,802,301	Toronto-Dominion Bank	01/15/25	4,677
USD	5,541	TWD	179,700	Royal Bank of Canada	01/15/25	78
USD	552	ZAR	10,005	State Street Bank and Trust Co.	01/15/25	22
USD	61,452	EUR	56,098	The Bank of New York Mellon	01/16/25	3,313
USD	95,414	EUR	87,095	The Bank of New York Mellon	01/16/25	5,149
USD	97,084	EUR	88,652	The Bank of New York Mellon	01/16/25	5,206
USD	110,159	EUR	100,554	The Bank of New York Mellon	01/16/25	5,946
USD	115,083	EUR	105,049	The Bank of New York Mellon	01/16/25	6,211
USD	228,818	EUR	208,868	The Bank of New York Mellon	01/16/25	12,349
TRY	17,390,000	USD	470,865	UBS AG	01/21/25	12,061
USD	6,634,917	BRL	38,728,010	Goldman Sachs International	01/21/25	387,395
USD	384,544	COP	1,680,519,432	State Street Bank and Trust Co.	01/21/25	4,044
USD	472,090	COP	2,058,549,975	State Street Bank and Trust Co.	01/21/25	5,997
USD	2,189,478	CZK	52,306,244	Barclays Bank PLC	01/21/25	38,833
USD	404,297	HUF	155,604,362	Toronto-Dominion Bank	01/21/25	12,894
USD	336,509	IDR	5,349,490,876	Morgan Stanley & Co. International PLC	01/21/25	6,248
USD	824,499	IDR	13,107,056,502	Morgan Stanley & Co. International PLC	01/21/25	15,309
USD	1,772,857	MXN	36,414,479	Barclays Bank PLC	01/21/25	32,008
USD	2,142,021	MXN	44,000,936	Goldman Sachs International	01/21/25	38,491
USD	253,751	MXN	5,214,371	State Street Bank and Trust Co.	01/21/25	4,470
USD	56,246	PEN	210,249	Barclays Bank PLC	01/21/25	327
USD	2,042,395	PLN	8,337,015	Barclays Bank PLC	01/21/25	25,053
USD	2,007,080	PLN	8,190,490	State Street Bank and Trust Co.	01/21/25	25,193
USD	103,880	UYU	4,501,126	Goldman Sachs International	01/21/25	1,605
USD	2,904,453	ZAR	52,768,972	Goldman Sachs International	01/21/25	112,902
USD	2,839,686	ZAR	51,581,621	Morgan Stanley & Co. International PLC	01/21/25	110,948
CNY	2,391,666	USD	330,770	State Street Bank and Trust Co.	01/23/25	457
CNY	2,787,613	USD	385,530	State Street Bank and Trust Co.	01/23/25	533
COP	1,364,659,780	GBP	242,000	HSBC Bank USA N.A.	01/23/25	5,991
COP	2,401,011,000	USD	541,500	Citibank N.A.	01/23/25	1,983
COP	3,804,372,000	USD	858,000	Citibank N.A.	01/23/25	3,141
COP	360,770,760	USD	81,000	Morgan Stanley & Co. International PLC	01/23/25	663
COP	2,861,669,300	USD	642,500	Morgan Stanley & Co. International PLC	01/23/25	5,255
COP	8,484,085,836	USD	1,905,979	Societe Generale	01/23/25	14,442
GBP	285,090	EUR	343,000	Goldman Sachs International	01/23/25	1,264
IDR	3,965,000,000	USD	244,000	Barclays Bank PLC	01/23/25	689
IDR	6,175,000,000	USD	380,000	Barclays Bank PLC	01/23/25	1,073

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	1,863,640	USD	484,408	BNP Paribas SA	01/23/25	$ 11,220
PEN	858,280	USD	226,000	Goldman Sachs International	01/23/25	2,256
PHP	29,912,912	USD	509,000	Barclays Bank PLC	01/23/25	4,656
PHP	28,737,816	USD	489,000	Citibank N.A.	01/23/25	4,478
PLN	392,503	EUR	90,000	JPMorgan Chase Bank N.A.	01/23/25	1,668
PLN	1,840,209	EUR	422,000	UBS AG	01/23/25	7,774
PLN	8,710,203	USD	2,106,642	Canadian Imperial Bank of Commerce	01/23/25	847
THB	74,736,948	USD	2,164,212	Barclays Bank PLC	01/23/25	30,139
THB	8,398,480	USD	244,000	Morgan Stanley & Co. International PLC	01/23/25	2,588
THB	13,079,600	USD	380,000	Morgan Stanley & Co. International PLC	01/23/25	4,030
THB	8,436,300	USD	244,000	Nomura International PLC	01/23/25	3,698
THB	13,173,075	USD	381,000	Nomura International PLC	01/23/25	5,775
TRY	5,876,985	USD	161,500	Citibank N.A.	01/23/25	1,370
TRY	8,505,289	USD	233,726	Citibank N.A.	01/23/25	1,983
TRY	5,811,649	USD	158,000	UBS AG	01/23/25	3,060
USD	163,013	AUD	251,000	Barclays Bank PLC	01/23/25	7,654
USD	744,469	AUD	1,146,500	UBS AG	01/23/25	34,830
USD	192,000	CAD	273,953	BNP Paribas SA	01/23/25	1,273
USD	244,000	CAD	339,927	BNP Paribas SA	01/23/25	7,343
USD	326,700	CAD	466,149	BNP Paribas SA	01/23/25	2,167
USD	381,000	CAD	530,787	BNP Paribas SA	01/23/25	11,466
USD	381,000	CAD	532,361	Canadian Imperial Bank of Commerce	01/23/25	10,369
USD	489,000	CAD	682,895	Canadian Imperial Bank of Commerce	01/23/25	13,568
USD	243,000	CAD	342,056	Goldman Sachs International	01/23/25	4,860
USD	382,000	CAD	537,718	Goldman Sachs International	01/23/25	7,641
USD	751,000	CNH	5,436,324	Bank of America N.A.	01/23/25	10,016
USD	163,000	COP	712,799,000	Citibank N.A.	01/23/25	1,654
USD	490,000	COP	2,126,722,500	Citibank N.A.	01/23/25	8,604
USD	574,000	COP	2,510,102,000	Citibank N.A.	01/23/25	5,824
USD	765,000	COP	3,320,291,250	Citibank N.A.	01/23/25	13,433
USD	495,000	COP	2,178,495,000	Societe Generale	01/23/25	1,885
USD	577,000	COP	2,539,377,000	Societe Generale	01/23/25	2,197
USD	246,000	CZK	5,876,025	Morgan Stanley & Co. International PLC	01/23/25	4,392
USD	386,000	CZK	9,220,104	Morgan Stanley & Co. International PLC	01/23/25	6,892
USD	81,437	EUR	77,000	Barclays Bank PLC	01/23/25	1,614
USD	743,432	EUR	705,000	Barclays Bank PLC	01/23/25	12,578
USD	770,850	EUR	731,000	Barclays Bank PLC	01/23/25	13,042
USD	148,415	EUR	141,091	Commonwealth Bank of Australia	01/23/25	2,149
USD	922,379	EUR	873,477	Commonwealth Bank of Australia	01/23/25	16,868
USD	639,578	EUR	608,000	Deutsche Bank AG	01/23/25	9,281
USD	949,706	EUR	912,000	The Bank of New York Mellon	01/23/25	4,260
USD	1,183,395	EUR	1,117,000	Toronto-Dominion Bank	01/23/25	25,431
USD	145,743	EUR	138,000	UBS AG	01/23/25	2,682
USD	223,602	EUR	211,725	UBS AG	01/23/25	4,112
USD	433,587	EUR	410,556	UBS AG	01/23/25	7,974
USD	934,664	EUR	886,000	UBS AG	01/23/25	16,171
USD	729,170	EUR	701,000	Wells Fargo Bank N.A.	01/23/25	2,462
USD	380,517	GBP	302,000	Morgan Stanley & Co. International PLC	01/23/25	2,508
USD	488,876	GBP	388,000	Morgan Stanley & Co. International PLC	01/23/25	3,222
USD	409,000	JPY	61,346,065	Barclays Bank PLC	01/23/25	18,376
USD	406,000	JPY	60,552,829	Goldman Sachs International	01/23/25	20,427
USD	326,000	JPY	49,936,340	Nomura International PLC	01/23/25	8,028
USD	886,000	JPY	138,874,758	Standard Chartered Bank	01/23/25	1,708
USD	990,000	JPY	155,150,443	Standard Chartered Bank	01/23/25	2,072
USD	116,000	JPY	17,834,037	Toronto-Dominion Bank	01/23/25	2,441
USD	168,000	JPY	25,826,606	Toronto-Dominion Bank	01/23/25	3,548
USD	246,000	KRW	348,655,800	Citibank N.A.	01/23/25	9,820
USD	247,000	KRW	350,764,700	Citibank N.A.	01/23/25	9,392
USD	384,000	KRW	545,318,400	Citibank N.A.	01/23/25	14,601
USD	384,000	KRW	544,243,200	Citibank N.A.	01/23/25	15,329
USD	243,500	MXN	4,948,163	Citibank N.A.	01/23/25	7,026
USD	243,500	MXN	4,947,920	Citibank N.A.	01/23/25	7,038
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	244,000	MXN	4,994,924	Citibank N.A.	01/23/25	$ 5,291
USD	380,000	MXN	7,721,980	Citibank N.A.	01/23/25	10,965
USD	380,000	MXN	7,721,600	Citibank N.A.	01/23/25	10,983
USD	244,000	MXN	5,014,346	Goldman Sachs International	01/23/25	4,363
USD	244,000	NOK	2,709,640	Deutsche Bank AG	01/23/25	5,976
USD	244,000	NOK	2,729,493	Goldman Sachs International	01/23/25	4,232
USD	3,259,484	PLN	13,468,590	UBS AG	01/23/25	674
USD	701,304	SEK	7,720,908	Natwest Markets PLC	01/23/25	2,720
USD	794,000	SEK	8,711,413	Natwest Markets PLC	01/23/25	5,795
USD	1,240,000	SGD	1,664,976	UBS AG	01/23/25	19,784
USD	1,928,000	SGD	2,588,791	UBS AG	01/23/25	30,745
USD	247,000	THB	8,318,960	Citibank N.A.	01/23/25	2,747
USD	385,000	THB	12,966,800	Citibank N.A.	01/23/25	4,282
USD	162,000	ZAR	2,963,952	Bank of America N.A.	01/23/25	5,233
USD	382,000	ZAR	6,989,072	Bank of America N.A.	01/23/25	12,339
USD	163,000	ZAR	2,990,838	HSBC Bank PLC	01/23/25	4,811
USD	191,000	ZAR	3,504,602	HSBC Bank PLC	01/23/25	5,637
USD	728,000	CNH	5,101,096	Morgan Stanley & Co. International PLC	01/27/25	32,665
BRL	211,972	USD	34,019	Toronto-Dominion Bank	02/04/25	89
USD	281,000	BRL	1,721,580	Barclays Bank PLC	02/04/25	3,989
USD	171,612	PEN	640,799	Citibank N.A.	02/12/25	1,312
USD	2,806,263	ZAR	50,514,315	Canadian Imperial Bank of Commerce	02/18/25	140,926
USD	1,367,958	COP	5,977,978,375	Citibank N.A.	02/21/25	20,113
USD	404,271	COP	1,774,432,934	State Street Bank and Trust Co.	02/21/25	4,192
USD	496,404	COP	2,173,654,767	State Street Bank and Trust Co.	02/21/25	6,314
USD	674,951	COP	2,949,940,000	Citibank N.A.	02/24/25	10,099
USD	1,542,686	CZK	37,001,431	Nomura International PLC	02/27/25	20,311
AUD	1,900,000	JPY	182,056,442	HSBC Bank PLC	03/19/25	9,386
CNH	10,531	AUD	2,278	UBS AG	03/19/25	28
CNH	25,795	JPY	534,673	Royal Bank of Canada	03/19/25	95
EUR	1,843,672	AUD	3,048,455	Toronto-Dominion Bank	03/19/25	29,070
TRY	846,498	USD	22,000	BNP Paribas SA	03/19/25	252
USD	2,790,000	AUD	4,365,054	Deutsche Bank AG	03/19/25	87,949
USD	396,602	BRL	2,435,427	Royal Bank of Canada	03/19/25	7,497
USD	808,535	BRL	4,965,000	Royal Bank of Canada	03/19/25	15,284
USD	1,203,188	BRL	7,387,264	Royal Bank of Canada	03/19/25	22,935
USD	1,272,649	BRL	7,815,000	Royal Bank of Canada	03/19/25	24,058
USD	1,902,867	BRL	11,685,000	Royal Bank of Canada	03/19/25	35,971
USD	3,286,131	BRL	20,175,996	Royal Bank of Canada	03/19/25	62,640
USD	219,632	CAD	309,879	Toronto-Dominion Bank	03/19/25	3,446
USD	7,272	CHF	6,328	Royal Bank of Canada	03/19/25	243
USD	1,120,137	CNH	8,093,514	Bank of America N.A.	03/19/25	15,146
USD	3,950,849	CNH	28,546,733	Bank of America N.A.	03/19/25	53,423
USD	47,787	CNH	345,364	Goldman Sachs International	03/19/25	636
USD	3,771,906	CNH	27,260,000	Goldman Sachs International	03/19/25	50,155
USD	477,386	CZK	11,349,606	Morgan Stanley & Co. International PLC	03/19/25	10,253
USD	1,821,438	CZK	43,305,000	Morgan Stanley & Co. International PLC	03/19/25	39,066
USD	788	DKK	5,552	HSBC Bank PLC	03/19/25	14
USD	233,674	EUR	221,650	Standard Chartered Bank	03/19/25	3,314
USD	272,833	EUR	258,794	Standard Chartered Bank	03/19/25	3,869
USD	4,650,000	EUR	4,396,903	Toronto-Dominion Bank	03/19/25	80,314
USD	15,556,214	EUR	14,714,459	UBS AG	03/19/25	263,528
USD	40,235,321	EUR	38,058,166	UBS AG	03/19/25	681,600
USD	11,175,733	GBP	8,764,140	Natwest Markets PLC	03/19/25	210,177
USD	688,370	HUF	269,785,000	UBS AG	03/19/25	11,782
USD	761,000	IDR	12,121,664,600	Barclays Bank PLC	03/19/25	16,842
USD	1,536,052	IDR	24,467,157,887	Barclays Bank PLC	03/19/25	33,995
USD	12,882,521	INR	1,100,090,000	Goldman Sachs International	03/19/25	127,711
USD	78,000	INR	6,660,085	Royal Bank of Canada	03/19/25	781
USD	8,131,948	JPY	1,264,561,013	Bank of America N.A.	03/19/25	27,719
USD	21,050,986	JPY	3,154,109,393	State Street Bank and Trust Co.	03/19/25	837,154
USD	25,438,753	MXN	522,277,413	Deutsche Bank AG	03/19/25	703,570

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	815,000	MXN	16,733,410	Morgan Stanley & Co. International PLC	03/19/25	$ 22,502
USD	4,231,757	MXN	86,844,564	Morgan Stanley & Co. International PLC	03/19/25	118,778
USD	459,555	NOK	5,118,505	Toronto-Dominion Bank	03/19/25	9,994
USD	304,762	PLN	1,240,000	Morgan Stanley & Co. International PLC	03/19/25	5,386
USD	307,065	PLN	1,249,338	Morgan Stanley & Co. International PLC	03/19/25	5,434
USD	31,355	SEK	341,550	Bank of Montreal	03/19/25	357
USD	121,321	SEK	1,321,361	Bank of Montreal	03/19/25	1,398
USD	2,783,968	ZAR	50,245,000	State Street Bank and Trust Co.	03/19/25	139,757
USD	4,414,659	ZAR	79,675,694	State Street Bank and Trust Co.	03/19/25	221,619
USD	815,000	ZAR	14,708,308	Toronto-Dominion Bank	03/19/25	40,956
USD	1,627,971	ZAR	29,380,000	Toronto-Dominion Bank	03/19/25	81,809
USD	9,515,946	ZAR	171,735,381	Toronto-Dominion Bank	03/19/25	478,142
TRY	267,000	USD	6,891	UBS AG	03/24/25	96
USD	238,378	BRL	1,471,505	JPMorgan Chase Bank N.A.	04/02/25	3,695
USD	374,147	BRL	2,313,726	State Street Bank and Trust Co.	04/02/25	5,144
						7,747,518
AUD	860,000	USD	548,072	Commonwealth Bank of Australia	01/03/25	(15,775)
BRL	1,712,504	USD	281,000	Barclays Bank PLC	01/03/25	(3,799)
BRL	2,239,461	USD	384,000	Barclays Bank PLC	01/03/25	(21,502)
BRL	4,134,838	USD	709,000	Barclays Bank PLC	01/03/25	(39,699)
BRL	988,838	USD	164,000	BNP Paribas SA	01/03/25	(3,938)
BRL	2,327,387	USD	386,000	BNP Paribas SA	01/03/25	(9,269)
BRL	492,909	USD	82,000	Goldman Sachs International	01/03/25	(2,213)
BRL	1,975,015	USD	327,000	Goldman Sachs International	01/03/25	(7,307)
BRL	211,972	USD	36,294	JPMorgan Chase Bank N.A.	01/03/25	(1,982)
CAD	780,000	USD	551,141	Toronto-Dominion Bank	01/03/25	(8,494)
CAD	3,000	USD	2,145	UBS AG	01/03/25	(58)
CHF	70,000	USD	79,713	UBS AG	01/03/25	(2,582)
EUR	1,180,000	USD	1,223,882	Barclays Bank PLC	01/03/25	(1,579)
EUR	950,000	USD	1,003,506	Toronto-Dominion Bank	01/03/25	(19,449)
EUR	16,639,261	USD	17,594,737	UBS AG	01/03/25	(358,963)
THB	98,740,000	USD	2,897,241	Societe Generale	01/03/25	(1,215)
USD	163,000	BRL	1,007,531	Barclays Bank PLC	01/03/25	(88)
USD	276,554	BRL	1,712,504	Barclays Bank PLC	01/03/25	(647)
USD	287,000	BRL	1,773,996	Barclays Bank PLC	01/03/25	(154)
USD	361,653	BRL	2,239,461	Barclays Bank PLC	01/03/25	(846)
USD	667,739	BRL	4,134,838	Barclays Bank PLC	01/03/25	(1,562)
USD	159,688	BRL	988,838	BNP Paribas SA	01/03/25	(374)
USD	375,852	BRL	2,327,387	BNP Paribas SA	01/03/25	(879)
USD	79,600	BRL	492,909	Goldman Sachs International	01/03/25	(186)
USD	318,947	BRL	1,975,015	Goldman Sachs International	01/03/25	(746)
USD	34,232	BRL	211,972	JPMorgan Chase Bank N.A.	01/03/25	(80)
USD	34,226	BRL	211,972	Toronto-Dominion Bank	01/03/25	(86)
USD	132,111	CAD	190,000	Wells Fargo Bank N.A.	01/03/25	(73)
USD	127,614	HKD	993,000	HSBC Bank PLC	01/03/25	(240)
USD	2,887,514	THB	98,740,000	UBS AG	01/03/25	(8,511)
USD	907,787	TRY	32,530,000	Barclays Bank PLC	01/03/25	(11,880)
EGP	4,123,123	USD	81,517	Societe Generale	01/08/25	(586)
EGP	4,855,854	USD	96,003	Societe Generale	01/08/25	(691)
USD	80,608	EGP	4,123,123	Societe Generale	01/08/25	(322)
USD	94,934	EGP	4,855,854	Societe Generale	01/08/25	(379)
USD	144,768	TRY	5,211,664	Barclays Bank PLC	01/08/25	(1,891)
USD	145,304	TRY	5,211,339	Barclays Bank PLC	01/08/25	(1,346)
USD	170,661	TRY	6,171,341	Barclays Bank PLC	01/08/25	(3,005)
USD	337,314	TRY	12,077,948	Barclays Bank PLC	01/08/25	(2,566)
USD	415,730	TRY	14,910,157	Barclays Bank PLC	01/08/25	(3,850)
USD	488,225	TRY	17,626,858	Barclays Bank PLC	01/08/25	(7,805)
CLP	6,659,300	USD	6,800	Royal Bank of Canada	01/15/25	(104)
EUR	8,000	USD	8,394	Barclays Bank PLC	01/15/25	(103)
EUR	464,000	USD	489,907	Barclays Bank PLC	01/15/25	(9,043)
JPY	5,390,438	USD	35,128	BNP Paribas SA	01/15/25	(836)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	49,984,425	USD	326,000	Nomura International PLC	01/15/25	$ (8,023)
NOK	1,798,176	USD	163,000	Goldman Sachs International	01/15/25	(5,039)
USD	25,875	COP	114,340,100	Royal Bank of Canada	01/15/25	(35)
USD	834	GBP	667	UBS AG	01/15/25	(1)
PEN	1,166,542	USD	311,801	Citibank N.A.	01/21/25	(1,538)
USD	4,747,604	COP	21,525,163,457	Morgan Stanley & Co. International PLC	01/21/25	(126,086)
USD	252,037	PEN	956,292	Morgan Stanley & Co. International PLC	01/21/25	(2,307)
USD	1,642,492	THB	57,051,947	BNP Paribas SA	01/21/25	(32,442)
USD	128,000	TRY	4,699,853	UBS AG	01/21/25	(2,517)
USD	286,818	TRY	10,592,772	UBS AG	01/21/25	(7,347)
AUD	168,335	EUR	103,500	Goldman Sachs International	01/23/25	(3,103)
AUD	619,000	USD	384,971	Bank of America N.A.	01/23/25	(1,834)
AUD	251,000	USD	163,090	HSBC Bank PLC	01/23/25	(7,731)
AUD	584,000	USD	380,904	HSBC Bank PLC	01/23/25	(19,431)
AUD	749,000	USD	488,522	HSBC Bank PLC	01/23/25	(24,920)
BRL	28,475,131	USD	4,854,714	BNP Paribas SA	01/23/25	(262,847)
CLP	483,630,000	USD	490,000	Citibank N.A.	01/23/25	(3,797)
CLP	566,538,000	USD	574,000	Citibank N.A.	01/23/25	(4,448)
CLP	245,224,476	USD	252,000	Goldman Sachs International	01/23/25	(5,471)
CLP	1,192,063,425	USD	1,225,000	Goldman Sachs International	01/23/25	(26,595)
CNH	3,175,438	USD	435,000	Bank of America N.A.	01/23/25	(2,180)
CNH	23,501,664	USD	3,222,000	UBS AG	01/23/25	(18,669)
CZK	12,196,849	USD	508,000	Toronto-Dominion Bank	01/23/25	(6,495)
CZK	39,328,778	USD	1,640,034	UBS AG	01/23/25	(22,931)
EUR	572,000	GBP	477,698	Royal Bank of Canada	01/23/25	(4,951)
EUR	343,000	GBP	286,218	Standard Chartered Bank	01/23/25	(2,676)
EUR	77,000	USD	81,244	Bank of America N.A.	01/23/25	(1,420)
EUR	362,000	USD	382,348	Barclays Bank PLC	01/23/25	(7,072)
EUR	362,000	USD	382,294	Barclays Bank PLC	01/23/25	(7,018)
EUR	364,000	USD	382,676	Barclays Bank PLC	01/23/25	(5,326)
EUR	462,000	USD	487,900	Barclays Bank PLC	01/23/25	(8,957)
EUR	467,000	USD	490,960	Barclays Bank PLC	01/23/25	(6,834)
EUR	547,500	USD	570,111	Barclays Bank PLC	01/23/25	(2,532)
EUR	813,000	USD	846,277	Barclays Bank PLC	01/23/25	(3,461)
EUR	183,000	USD	192,354	Deutsche Bank AG	01/23/25	(2,643)
EUR	311,400	USD	327,317	Deutsche Bank AG	01/23/25	(4,497)
EUR	826,000	USD	871,922	Standard Chartered Bank	01/23/25	(15,630)
EUR	464,000	USD	488,757	UBS AG	01/23/25	(7,741)
GBP	577,000	USD	729,764	Barclays Bank PLC	01/23/25	(7,541)
GBP	752,000	USD	951,096	Barclays Bank PLC	01/23/25	(9,828)
GBP	247,000	USD	312,616	Commonwealth Bank of Australia	01/23/25	(3,450)
GBP	906,000	USD	1,145,461	The Bank of New York Mellon	01/23/25	(11,434)
HUF	95,037,300	USD	243,000	Citibank N.A.	01/23/25	(3,971)
HUF	148,618,000	USD	380,000	Citibank N.A.	01/23/25	(6,209)
HUF	185,313,612	USD	475,000	Nomura International PLC	01/23/25	(8,916)
HUF	682,019,278	USD	1,744,504	UBS AG	01/23/25	(29,150)
IDR	10,186,199,540	USD	638,000	HSBC Bank USA N.A.	01/23/25	(9,387)
IDR	13,115,281,260	USD	822,000	HSBC Bank USA N.A.	01/23/25	(12,627)
INR	45,293,810	USD	535,376	HSBC Bank USA N.A.	01/23/25	(7,482)
JPY	74,752,850	USD	493,000	Bank of America N.A.	01/23/25	(17,008)
JPY	87,489,644	USD	577,000	Bank of America N.A.	01/23/25	(19,906)
JPY	36,823,330	USD	247,000	Barclays Bank PLC	01/23/25	(12,526)
JPY	57,224,997	USD	384,000	Barclays Bank PLC	01/23/25	(19,617)
JPY	58,656,318	USD	384,000	Barclays Bank PLC	01/23/25	(10,503)
JPY	62,085,999	USD	406,000	Barclays Bank PLC	01/23/25	(10,664)
JPY	36,780,399	USD	246,000	BNP Paribas SA	01/23/25	(11,799)
JPY	57,413,306	USD	384,000	BNP Paribas SA	01/23/25	(18,418)
JPY	60,621,027	USD	409,000	BNP Paribas SA	01/23/25	(22,993)
JPY	29,405,222	USD	192,000	Goldman Sachs International	01/23/25	(4,761)
JPY	50,034,823	USD	326,700	Goldman Sachs International	01/23/25	(8,101)
JPY	50,227,048	USD	326,000	Goldman Sachs International	01/23/25	(6,177)
JPY	75,136,764	USD	492,000	Goldman Sachs International	01/23/25	(13,563)

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	234,028,000	USD	164,000	BNP Paribas SA	01/23/25	$ (5,469)
KRW	273,984,000	USD	192,000	BNP Paribas SA	01/23/25	(6,403)
KRW	571,522,288	USD	410,000	Citibank N.A.	01/23/25	(22,850)
KRW	1,215,732,775	USD	872,500	HSBC Bank USA N.A.	01/23/25	(48,962)
MXN	3,372,030	USD	162,000	Bank of America N.A.	01/23/25	(850)
MXN	5,037,351	USD	244,000	Bank of America N.A.	01/23/25	(3,264)
MXN	4,968,084	USD	244,000	Barclays Bank PLC	01/23/25	(6,574)
MXN	21,533,078	USD	1,046,311	Barclays Bank PLC	01/23/25	(17,240)
MXN	7,726,920	USD	380,000	Citibank N.A.	01/23/25	(10,729)
MXN	4,972,752	USD	243,000	Goldman Sachs International	01/23/25	(5,351)
MXN	7,776,320	USD	380,000	Goldman Sachs International	01/23/25	(8,368)
MXN	7,823,585	USD	385,000	Goldman Sachs International	01/23/25	(11,109)
MXN	8,372,252	USD	412,000	Goldman Sachs International	01/23/25	(11,888)
MXN	18,403,347	USD	898,440	Morgan Stanley & Co. International PLC	01/23/25	(18,940)
MXN	60,139,714	USD	2,932,498	Morgan Stanley & Co. International PLC	01/23/25	(58,407)
MYR	14,547,519	USD	3,259,583	Barclays Bank PLC	01/23/25	(11,689)
NOK	3,591,595	USD	325,000	Barclays Bank PLC	01/23/25	(9,502)
NOK	5,464,253	USD	494,000	Goldman Sachs International	01/23/25	(14,002)
NOK	1,802,290	USD	163,000	Toronto-Dominion Bank	01/23/25	(4,681)
NOK	9,361,382	USD	845,500	Toronto-Dominion Bank	01/23/25	(23,165)
PHP	14,296,360	USD	247,000	Morgan Stanley & Co. International PLC	01/23/25	(1,507)
PLN	1,915,659	USD	464,000	JPMorgan Chase Bank N.A.	01/23/25	(494)
PLN	725,933	USD	176,692	Morgan Stanley & Co. International PLC	01/23/25	(1,048)
RON	1,793,923	USD	378,047	UBS AG	01/23/25	(4,866)
SEK	4,186,959	USD	381,000	Barclays Bank PLC	01/23/25	(2,166)
SEK	5,373,814	USD	489,000	Barclays Bank PLC	01/23/25	(2,780)
SGD	731,841	USD	546,000	Morgan Stanley & Co. International PLC	01/23/25	(9,654)
SGD	788,136	USD	588,000	Morgan Stanley & Co. International PLC	01/23/25	(10,396)
SGD	2,439,807	USD	1,819,600	Morgan Stanley & Co. International PLC	01/23/25	(31,532)
USD	1,566,000	CNY	11,324,497	State Street Bank and Trust Co.	01/23/25	(2,355)
USD	81,000	COP	361,102,050	Bank of America N.A.	01/23/25	(738)
USD	326,000	COP	1,441,572,000	Societe Generale	01/23/25	(308)
USD	571,000	COP	2,524,962,000	Societe Generale	01/23/25	(540)
USD	487,475	GBP	390,000	Barclays Bank PLC	01/23/25	(683)
USD	871,754	GBP	697,000	Barclays Bank PLC	01/23/25	(671)
USD	245,000	HUF	98,134,750	Barclays Bank PLC	01/23/25	(1,820)
USD	381,000	HUF	152,609,550	Barclays Bank PLC	01/23/25	(2,830)
USD	162,000	MXN	3,395,682	Barclays Bank PLC	01/23/25	(280)
USD	326,000	MXN	6,823,832	Barclays Bank PLC	01/23/25	(112)
USD	382,000	MXN	7,996,024	Barclays Bank PLC	01/23/25	(132)
USD	20,161	PLN	83,445	Barclays Bank PLC	01/23/25	(29)
USD	163,000	THB	5,615,350	Barclays Bank PLC	01/23/25	(1,872)
USD	191,000	THB	6,579,950	Barclays Bank PLC	01/23/25	(2,194)
USD	489,000	THB	16,897,004	HSBC Bank PLC	01/23/25	(7,113)
USD	153,000	TRY	5,568,741	Barclays Bank PLC	01/23/25	(1,328)
USD	160,000	TRY	5,823,520	Barclays Bank PLC	01/23/25	(1,389)
USD	144,661	TRY	5,319,434	UBS AG	01/23/25	(2,758)
ZAR	5,251,651	EUR	272,000	HSBC Bank PLC	01/23/25	(4,208)
ZAR	3,478,754	USD	192,000	Bank of America N.A.	01/23/25	(8,004)
ZAR	4,376,734	USD	246,000	Bank of America N.A.	01/23/25	(14,509)
ZAR	6,867,558	USD	386,000	Bank of America N.A.	01/23/25	(22,766)
ZAR	4,764,879	USD	253,000	Goldman Sachs International	01/23/25	(979)
ZAR	7,439,237	USD	395,000	Goldman Sachs International	01/23/25	(1,529)
ZAR	2,635,237	USD	144,380	HSBC Bank PLC	01/23/25	(4,999)
ZAR	4,458,350	USD	247,000	HSBC Bank PLC	01/23/25	(11,192)
ZAR	4,475,887	USD	247,000	HSBC Bank PLC	01/23/25	(10,264)
ZAR	68,029,818	USD	3,735,323	Morgan Stanley & Co. International PLC	01/23/25	(137,136)
CNY	5,088,720	USD	728,000	Morgan Stanley & Co. International PLC	01/27/25	(23,501)
BRL	1,493,280	USD	244,000	Citibank N.A.	02/04/25	(3,724)
BRL	2,325,600	USD	380,000	Citibank N.A.	02/04/25	(5,799)
BRL	1,359,718	USD	221,000	Goldman Sachs International	02/04/25	(2,214)
MXN	270,000,000	USD	12,942,867	Morgan Stanley & Co. International PLC	02/05/25	(67,865)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,898,227	THB	98,740,000	Societe Generale	02/05/25	$ (2,949)
PEN	640,799	USD	171,195	Citibank N.A.	02/12/25	(895)
COP	2,105,061,000	USD	529,176	Citibank N.A.	02/21/25	(54,551)
COP	3,141,300,000	USD	789,668	Citibank N.A.	02/21/25	(81,404)
USD	704,994	COP	3,141,300,000	Morgan Stanley & Co. International PLC	02/21/25	(3,269)
USD	471,139	COP	2,105,061,000	Societe Generale	02/21/25	(3,486)
COP	2,949,940,000	USD	712,030	BNP Paribas SA	02/24/25	(47,178)
COP	3,665,244,000	USD	884,684	BNP Paribas SA	02/24/25	(58,618)
EGP	8,396,460	USD	162,000	Societe Generale	02/24/25	(375)
USD	747,767	COP	3,341,522,107	Societe Generale	02/24/25	(5,339)
EGP	9,849,600	USD	190,000	Societe Generale	02/25/25	(481)
AUD	1,900,377	USD	1,215,141	Royal Bank of Canada	03/19/25	(38,772)
AUD	23,402,433	USD	14,964,012	Royal Bank of Canada	03/19/25	(477,462)
BRL	15,321,720	USD	2,495,000	JPMorgan Chase Bank N.A.	03/19/25	(47,070)
CAD	480,039	USD	340,000	Barclays Bank PLC	03/19/25	(5,102)
CAD	23,832,489	USD	16,880,000	Barclays Bank PLC	03/19/25	(253,341)
CAD	2,241,262	USD	1,588,466	The Bank of New York Mellon	03/19/25	(24,856)
CHF	522,442	USD	600,000	Barclays Bank PLC	03/19/25	(19,672)
CNH	15,825,668	USD	2,189,376	Royal Bank of Canada	03/19/25	(28,731)
CNH	21,488,824	USD	2,972,692	UBS AG	03/19/25	(38,868)
CNH	21,546,039	USD	2,980,607	UBS AG	03/19/25	(38,971)
CNH	30,360,716	USD	4,200,000	UBS AG	03/19/25	(54,915)
CZK	12,600,755	USD	530,000	Bank of America N.A.	03/19/25	(11,371)
CZK	13,999,650	USD	588,631	Toronto-Dominion Bank	03/19/25	(12,426)
DKK	2,817,710	USD	400,000	Citibank N.A.	03/19/25	(6,970)
DKK	7,311,780	USD	1,038,005	Citibank N.A.	03/19/25	(18,117)
EUR	2,345,105	USD	2,476,982	Bank of America N.A.	03/19/25	(39,722)
EUR	3,545,000	USD	3,747,695	Standard Chartered Bank	03/19/25	(63,389)
GBP	5,243,293	EUR	6,322,998	Bank of Montreal	03/19/25	(11,143)
GBP	5,568,149	USD	7,100,481	Commonwealth Bank of Australia	03/19/25	(133,699)
IDR	11,445,352,173	USD	718,541	Barclays Bank PLC	03/19/25	(15,902)
IDR	26,928,247,495	USD	1,690,560	Barclays Bank PLC	03/19/25	(37,414)
INR	720,150,000	USD	8,433,262	Goldman Sachs International	03/19/25	(83,603)
INR	61,353,126	USD	718,541	Royal Bank of Canada	03/19/25	(7,192)
JPY	276,782,468	AUD	2,888,467	Commonwealth Bank of Australia	03/19/25	(14,192)
JPY	383,277,240	AUD	4,000,000	Commonwealth Bank of Australia	03/19/25	(19,756)
JPY	3,354,011,998	EUR	21,166,501	UBS AG	03/19/25	(503,318)
JPY	7,926,517,637	USD	52,875,952	Banco Santander SA	03/19/25	(2,077,050)
JPY	374,902,550	USD	2,501,959	UBS AG	03/19/25	(99,310)
KRW	855,768,000	USD	600,000	Barclays Bank PLC	03/19/25	(19,129)
KRW	2,045,905,000	USD	1,434,434	Barclays Bank PLC	03/19/25	(45,733)
MXN	57,920,000	USD	2,823,300	Toronto-Dominion Bank	03/19/25	(80,195)
MXN	64,480,107	USD	3,140,000	Toronto-Dominion Bank	03/19/25	(86,207)
MXN	197,616,281	USD	9,632,769	Toronto-Dominion Bank	03/19/25	(273,615)
MXN	13,388,492	USD	651,812	UBS AG	03/19/25	(17,730)
MXN	17,767,463	USD	865,000	UBS AG	03/19/25	(23,529)
MYR	2,426,820	USD	550,000	Barclays Bank PLC	03/19/25	(7,672)
NOK	14,645,351	CAD	1,854,366	Goldman Sachs International	03/19/25	(7,383)
NOK	11,220,000	SEK	11,012,262	HSBC Bank PLC	03/19/25	(13,978)
NOK	8,768,843	USD	787,148	Natwest Markets PLC	03/19/25	(16,975)
NOK	21,171,730	USD	1,900,000	Natwest Markets PLC	03/19/25	(40,474)
NZD	283,189	USD	164,877	Commonwealth Bank of Australia	03/19/25	(6,311)
PLN	7,200,072	USD	1,770,000	Goldman Sachs International	03/19/25	(31,668)
PLN	1,056,594	USD	259,624	Toronto-Dominion Bank	03/19/25	(4,527)
SEK	39,710,909	USD	3,646,000	Toronto-Dominion Bank	03/19/25	(41,968)
SGD	2,404,418	USD	1,800,000	Royal Bank of Canada	03/19/25	(33,995)
USD	57,942	HKD	450,000	HSBC Bank PLC	03/19/25	(54)

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,826	TRY	70,221	UBS AG	03/19/25	$ (20)
ZAR	293,253,783	USD	16,240,794	Nomura International PLC	03/19/25	(807,922)
						(8,228,970)
						$ (481,452)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	33	01/03/25	USD	612.00	USD	1,934	$ 50
Bank of America Corp.	27	01/17/25	USD	49.00	USD	119	203
Capital One Financial Corp.	14	01/17/25	USD	170.00	USD	250	14,910
Carrier Global Corp.	14	01/17/25	USD	77.50	USD	96	140
Costco Wholesale Corp.	4	01/17/25	USD	1,020.00	USD	367	168
Dell Technologies, Inc., Class C	27	01/17/25	USD	145.00	USD	311	81
EQT Corp.	120	01/17/25	USD	48.00	USD	553	8,040
Fifth Third Bancorp	31	01/17/25	USD	45.00	USD	131	233
Home Depot, Inc.	11	01/17/25	USD	445.00	USD	428	654
Lowe’s Cos., Inc.	12	01/17/25	USD	300.00	USD	296	60
NVIDIA Corp.	14	01/17/25	USD	160.00	USD	188	294
SPDR S&P 500 ETF Trust	83	01/17/25	USD	605.00	USD	4,864	7,304
Uber Technologies, Inc.	31	01/17/25	USD	77.50	USD	187	124
United Airlines Holdings, Inc.	54	01/17/25	USD	100.00	USD	524	17,955
Adobe, Inc.	4	02/21/25	USD	475.00	USD	178	2,810
Alphabet, Inc., Class C	8	02/21/25	USD	200.00	USD	152	4,340
DraftKings, Inc., Class A	39	02/21/25	USD	44.00	USD	145	2,944
Microsoft Corp.	10	02/21/25	USD	470.00	USD	422	2,385
Netflix, Inc.	5	02/21/25	USD	980.00	USD	446	11,837
Uber Technologies, Inc.	61	02/21/25	USD	67.50	USD	368	10,187
Walmart, Inc.	104	02/21/25	USD	100.00	USD	940	7,644
Walt Disney Co.	18	02/21/25	USD	120.00	USD	200	3,420
							95,783
Put
SPDR S&P 500 ETF Trust	150	01/17/25	USD	575.00	USD	8,791	46,275
SPDR S&P 500 ETF Trust	100	01/17/25	USD	598.00	USD	5,861	129,650
SPDR S&P 500 ETF Trust	33	01/31/25	USD	580.00	USD	1,934	21,516
SPDR S&P 500 ETF Trust	22	02/21/25	USD	580.00	USD	1,289	19,096
							216,537
							$ 312,320
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	12.50	INR	12.50	CNH	269	$ 124
USD Currency	One Touch	Standard Chartered Bank	04/30/25	INR	88.00	INR	88.00	USD	179	30,395
USD Currency	One Touch	HSBC Bank USA N.A.	04/30/25	CNH	7.63	CNH	7.63	USD	180	21,901
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	1,576	8,722
										61,142
Put
USD Currency	One Touch	Bank of America N.A.	01/06/25	MXN	18.10	MXN	18.10	USD	81	—
USD Currency	One Touch	UBS AG	01/17/25	MXN	18.00	MXN	18.00	USD	33	—
USD Currency	One Touch	UBS AG	01/17/25	MXN	18.00	MXN	18.00	USD	50	—
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	11.50	INR	11.50	CNH	537	6,364
USD Currency	One Touch	Bank of America N.A.	03/17/25	BRL	5.75	BRL	5.75	USD	82	8,079
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
USD Currency	One Touch	Bank of America N.A.	03/17/25	BRL	5.75	BRL	5.75	USD	96	$ 9,458
EUR Currency	One Touch	HSBC Bank USA N.A.	04/16/25	USD	1.02	USD	1.02	EUR	167	46,741
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19.00	CNH	595	3,478
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19.00	CNH	699	4,086
										78,206
										$ 139,348
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	—	01/17/25	JPY	155.00	USD	490	$ 8,539
USD Currency	Barclays Bank PLC	—	01/17/25	JPY	155.00	USD	573	9,986
EUR Currency	JPMorgan Chase Bank N.A.	—	02/17/25	SEK	11.70	EUR	778	1,525
EUR Currency	JPMorgan Chase Bank N.A.	—	02/17/25	SEK	11.70	EUR	910	1,784
USD Currency	JPMorgan Chase Bank N.A.	—	04/30/25	CNH	7.35	USD	1,588	19,802
								41,636
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	01/06/25	USD	1.06	EUR	998	23,960
USD Currency	Barclays Bank PLC	—	01/06/25	BRL	5.70	USD	1,173	2
USD Currency	Barclays Bank PLC	—	01/17/25	BRL	5.74	USD	487	122
EUR Currency	Barclays Bank PLC	—	03/13/25	JPY	160.00	EUR	2,265	32,145
S&P 500 Index	Barclays Bank PLC	215	03/21/25	USD	5,750.00	USD	1,265	20,316
S&P 500 Index	Goldman Sachs International	215	03/21/25	USD	5,700.00	USD	1,265	17,995
S&P 500 Index	UBS AG	215	03/21/25	USD	5,780.00	USD	1,265	22,065
EUR Currency	UBS AG	—	05/08/25	USD	1.04	EUR	910	17,891
								134,496
								$ 176,132
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 01/22/35	3-mo. JIBAR, 7.75%	Quarterly	8.75%	Quarterly	JPMorgan Chase Bank N.A.	01/22/25	8.75%	ZAR	14,962	$ 4,556
10-Year Interest Rate Swap, 01/25/35	1-day SOFR, 4.49%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,518	27
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.49%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30	USD	2,125	10,526
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.49%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	1,701	8,547
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.49%	Annual	3.30%	Annual	Deutsche Bank AG	04/25/25	3.30	USD	1,699	8,831
										$ 32,487
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Costco Wholesale Corp.	4	01/17/25	USD	1,100.00	USD	367	$ (26)
Home Depot, Inc.	11	01/17/25	USD	470.00	USD	428	(22)
NVIDIA Corp.	14	01/17/25	USD	185.00	USD	188	(28)
SPDR S&P 500 ETF Trust	83	01/17/25	USD	625.00	USD	4,864	(374)

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
United Airlines Holdings, Inc.	54	01/17/25	USD	115.00	USD	524	$ (2,052)
Uber Technologies, Inc.	38	02/21/25	USD	80.00	USD	229	(1,330)
Walmart, Inc.	104	02/21/25	USD	110.00	USD	940	(1,612)
							(5,444)
Put
Carrier Global Corp.	14	01/17/25	USD	65.00	USD	96	(560)
Costco Wholesale Corp.	2	01/17/25	USD	910.00	USD	183	(2,350)
Dell Technologies, Inc., Class C	6	01/17/25	USD	110.00	USD	69	(888)
EQT Corp.	33	01/17/25	USD	39.00	USD	152	(495)
Lowe’s Cos., Inc.	12	01/17/25	USD	240.00	USD	296	(2,148)
Adobe, Inc.	4	02/21/25	USD	425.00	USD	178	(3,220)
Alphabet, Inc., Class C	8	02/21/25	USD	175.00	USD	152	(2,480)
DraftKings, Inc., Class A	39	02/21/25	USD	37.00	USD	145	(9,828)
Microsoft Corp.	10	02/21/25	USD	400.00	USD	422	(7,150)
Netflix, Inc.	5	02/21/25	USD	830.00	USD	446	(12,425)
Uber Technologies, Inc.	23	02/21/25	USD	65.00	USD	139	(15,065)
Uber Technologies, Inc.	61	02/21/25	USD	52.50	USD	368	(6,618)
Walt Disney Co.	18	02/21/25	USD	100.00	USD	200	(1,827)
							(65,054)
							$ (70,498)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	12.50	INR	12.50	CNH	269	$ (124)
Put
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	11.50	INR	11.50	CNH	188	(2,228)
										$ (2,352)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	01/06/25	BRL	6.00	USD	1,173	$ (36,521)
USD Currency	Goldman Sachs International	01/06/25	TRY	36.30	USD	738	(839)
USD Currency	JPMorgan Chase Bank N.A.	04/30/25	CNH	7.60	USD	2,381	(8,817)
							(46,177)
Put
EUR Currency	JPMorgan Chase Bank N.A.	01/06/25	USD	1.04	EUR	998	(5,788)
EUR Currency	JPMorgan Chase Bank N.A.	01/23/25	USD	1.02	EUR	10,360	(29,640)
EUR Currency	Barclays Bank PLC	03/13/25	JPY	154.00	EUR	3,358	(18,028)
EUR Currency	Deutsche Bank AG	03/20/25	USD	1.01	EUR	6,147	(30,532)
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	910	(8,528)
							(92,516)
							$ (138,693)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	01/24/25	3.15%	USD	15,845	$ (151)
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	02/10/25	3.15	USD	74,502	(659)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	02/14/25	3.23	USD	15,757	(2,898)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-day SOFR, 4.49%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	10,763	(301)
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.49%	Annual	Citibank N.A.	04/22/25	2.70	USD	2,125	(1,339)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	04/23/25	2.70	USD	1,701	(1,099)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.49%	Annual	Deutsche Bank AG	04/25/25	2.70	USD	1,700	(1,160)
										(7,607)
Put
10-Year Interest Rate Swap, 01/04/35	1-day SOFR, 4.49%	Annual	3.70%	Annual	Goldman Sachs International	01/02/25	3.70	USD	5,158	(163,192)
2-Year Interest Rate Swap, 01/12/27	1-day SOFR, 4.49%	Annual	4.07%	Annual	Goldman Sachs International	01/10/25	4.07	USD	41,910	(61,093)
5-Year Interest Rate Swap, 01/16/30	1-day SONIA, 4.70%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	01/16/25	4.00	GBP	6,330	(27,344)
2-Year Interest Rate Swap, 01/19/27	1-day SOFR, 4.49%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30	USD	10,669	(3,290)
5-Year Interest Rate Swap, 01/20/30	1-day SONIA, 4.70%	Annual	4.00%	Annual	Deutsche Bank AG	01/20/25	4.00	GBP	5,129	(24,449)
5-Year Interest Rate Swap, 01/23/30	1-day SOFR, 4.49%	Annual	4.00%	Annual	Deutsche Bank AG	01/21/25	4.00	USD	6,330	(36,849)
5-Year Interest Rate Swap, 02/16/30	1-day SOFR, 4.49%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.23	USD	15,757	(582,771)
5-Year Interest Rate Swap, 02/22/30	1-day SOFR, 4.49%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90	USD	2,691	(29,190)
10-Year Interest Rate Swap, 03/26/35	1-day SOFR, 4.49%	Annual	3.75%	Annual	Deutsche Bank AG	03/24/25	3.75	USD	1,294	(42,048)
10-Year Interest Rate Swap, 03/27/35	1-day SOFR, 4.49%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	5,095	(165,847)
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.49%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	739	(15,071)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.70%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	5,230	(44,638)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.49%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15	USD	425	(8,727)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.49%	Annual	4.15%	Annual	Deutsche Bank AG	04/25/25	4.15	USD	425	(8,804)
2-Year Interest Rate Swap, 06/15/27	1-day SOFR, 4.49%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	25,338	(39,984)
2-Year Interest Rate Swap, 06/22/27	1-day SOFR, 4.49%	Annual	4.60%	Annual	Citibank N.A.	06/20/25	4.60	USD	31,165	(51,978)
										(1,305,275)
										$ (1,312,882)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.42.V1	1.00%	Quarterly	12/20/29	USD	199	$ 6,177	$ 5,167	$ 1,010

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	825	$ (64,989)	$ (57,178)	$ (7,811)
iTraxx.Asia.XJ.IG.42.V1	1.00	Quarterly	12/20/29	USD	82	(725)	(994)	269
iTraxx.FINSR.42.V1	1.00	Quarterly	12/20/29	EUR	2,265	(40,505)	(40,525)	20
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	EUR	2,790	(232,016)	(226,919)	(5,097)
						$ (332,058)	$ (320,449)	$ (11,609)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	BBB+	USD	1,750	$ 39,727	$ 37,376	$ 2,351
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	2,201	45,916	46,760	(844)
							$ 85,643	$ 84,136	$ 1,507

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 21,171	$ 11	$ 21,160
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.00%	Annual	1-day SOFR, 4.49%	Annual	N/A	02/17/25	USD	13,940	$ 441,860	$ 4	$ 441,856
1-day SOFR, 4.49%	Annual	2.60%	Annual	N/A	02/17/25	USD	49,553	(1,270,277)	15	(1,270,292)
1-day SOFR, 4.49%	Annual	2.70%	Annual	N/A	02/17/25	USD	49,553	(1,220,191)	15	(1,220,206)
4.68%	Quarterly	3-mo. PRIBOR, 3.92%	Quarterly	N/A	03/20/25	CZK	53,019	(85,150)	2	(85,152)
28-day MXIBTIIE, 10.24%	Monthly	9.74%	Monthly	N/A	07/28/25	MXN	370,000	(26,977)	33	(27,010)
1-day SOFR, 4.49%	Annual	4.10%	Annual	N/A	08/11/25	USD	51,486	(227,281)	71	(227,352)
1-day SOFR, 4.49%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	(57,922)	139	(58,061)
28-day MXIBTIIE, 10.24%	Monthly	10.14%	Monthly	N/A	10/17/25	MXN	6,584	725	1	724
1-day SOFR, 4.49%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(107,374)	73	(107,447)
1-day SOFR, 4.49%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(50,460)	17	(50,477)
5.14%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	N/A	12/20/25	PLN	4,197	5,131	2	5,129
0.28%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	03/09/26	JPY	1,161,341	14,249	22	14,227
8.02%	Quarterly	3-mo. JIBAR, 7.75%	Quarterly	03/26/25 (a)	03/26/26	ZAR	37,917	(12,753)	6	(12,759)
1-day SOFR, 4.49%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	(184,743)	188	(184,931)
1-day SOFR, 4.49%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	(29,610)	48	(29,658)
1-day SOFR, 4.49%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(240,311)	75	(240,386)
1-day SOFR, 4.49%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	(127,188)	91	(127,279)
8.15%	Quarterly	3-mo. JIBAR, 7.75%	Quarterly	05/07/25 (a)	05/07/26	ZAR	75,203	(29,881)	13	(29,894)
1-day SOFR, 4.49%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	9,532	80	9,452
7.97%	Quarterly	3-mo. JIBAR, 7.75%	Quarterly	06/06/25 (a)	06/06/26	ZAR	16,986	(5,517)	3	(5,520)
0.29%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	3,421	4	3,417
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.32%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,790	$ 3,177	$ 3	$ 3,174
0.32%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	3,147	3	3,144
0.33%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	413,350	9,283	9	9,274
0.36%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	202,571	4,116	5	4,111
1-day SOFR, 4.49%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	5,286	40	5,246
0.51%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	08/13/25 (a)	08/13/26	JPY	6,000,000	74,240	133	74,107
0.40%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/14/26	JPY	9,000,000	145,844	236	145,608
5.16%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	09/19/26	PLN	9,168	1,089	11	1,078
5.24%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	09/19/26	PLN	15,279	(2,202)	18	(2,220)
0.64%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	1,821	6	1,815
0.65%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	1,536	6	1,530
1-day SOFR, 4.49%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	13,712	15	13,697
1-day SOFR, 4.49%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	41,489	85,651	76	85,575
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	10/28/26	USD	41,802	(120,727)	172	(120,899)
1-day TIIEFONDEO, 10.20%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	21,321	1,396	4	1,392
1-day SOFR, 4.49%	Annual	1.56%	Annual	N/A	03/07/27	USD	26,573	(2,196,874)	109	(2,196,983)
1-day SOFR, 4.49%	Annual	3.47%	Annual	03/10/25 (a)	03/10/27	USD	9,879	(108,173)	44	(108,217)
1-day SONIA, 4.70%	At Termination	3.45%	At Termination	03/16/26 (a)	03/16/27	GBP	560	(3,762)	375	(4,137)
7.25%	Quarterly	3-mo. JIBAR, 7.75%	Quarterly	03/19/25 (a)	03/19/27	ZAR	18,846	1,541	5	1,536
1-day SOFR, 4.49%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,365	44,872	136	44,736
1-day SOFR, 4.49%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,365	73,291	136	73,155
0.67%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	09/22/25 (a)	09/22/27	JPY	116,000	1,573	5	1,568
0.71%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	09/29/25 (a)	09/29/27	JPY	455,000	4,409	20	4,389
1-day SOFR, 4.49%	Annual	2.91%	Annual	N/A	10/06/27	USD	23,492	(808,543)	123	(808,666)
1-day SONIA, 4.70%	At Termination	4.11%	At Termination	10/13/26 (a)	10/13/27	GBP	2,100	3,635	(226)	3,861
1-day SONIA, 4.70%	At Termination	4.39%	At Termination	10/20/26 (a)	10/20/27	GBP	610	2,978	2	2,976
1-day SONIA, 4.70%	At Termination	4.40%	At Termination	10/20/26 (a)	10/20/27	GBP	600	2,982	4	2,978
1-day SOFR, 4.49%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,235	(94,128)	33	(94,161)
1-day SOFR, 4.49%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,302	15,688	20	15,668
1-day SOFR, 4.49%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	(2,995)	9	(3,004)
1-day SOFR, 4.49%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	(1,853)	9	(1,862)
1-day SOFR, 4.49%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	(1,040)	19	(1,059)
1-day SOFR, 4.49%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	27,671	95	27,576
1-day SOFR, 4.49%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	(60,065)	289	(60,354)
1-day SOFR, 4.49%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	(21,511)	39	(21,550)
1-day SONIA, 4.70%	At Termination	3.70%	At Termination	12/01/26 (a)	12/01/27	GBP	2,640	(6,966)	335	(7,301)
1-day SOFR, 4.49%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	(105,917)	48	(105,965)
1-day SONIA, 4.70%	At Termination	3.20%	At Termination	01/26/27 (a)	01/26/28	GBP	2,120	(16,943)	747	(17,690)
3.45%	Annual	1-day SOFR, 4.49%	Annual	N/A	01/26/28	USD	10,280	104,343	44	104,299
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	01/26/28	USD	10,280	(984)	44	(1,028)
3.27%	Annual	1-day SOFR, 4.49%	Annual	02/05/26 (a)	02/05/28	USD	10,488	140,463	45	140,418
1-day SONIA, 4.70%	At Termination	3.32%	At Termination	02/05/27 (a)	02/05/28	GBP	3,390	(22,562)	(5,093)	(17,469)
1-day SOFR, 4.49%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	(25,262)	45	(25,307)
6-mo. PRIBOR, 3.79%	Semi-Annual	3.59%	Annual	03/19/25 (a)	03/19/28	CZK	24,461	(435)	7	(442)
6-mo. PRIBOR, 3.79%	Semi-Annual	3.62%	Annual	03/19/25 (a)	03/19/28	CZK	28,716	531	8	523
1-day SONIA, 4.70%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	74,694	(6)	74,700
1-day SOFR, 4.49%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	158,495	100	158,395
1-day SONIA, 4.70%	At Termination	3.47%	At Termination	12/06/27 (a)	12/06/28	GBP	1,470	(6,202)	(367)	(5,835)
8.67%	Monthly	1-day TIIEFONDEO, 10.20%	Monthly	N/A	12/06/28	MXN	12,219	9,846	6	9,840

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.49%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	$ (122,264)	$ 41	$ (122,305)
1-day SOFR, 4.49%	Annual	3.21%	Annual	02/04/27 (a)	02/04/29	USD	3,790	(53,518)	16	(53,534)
1-day SOFR, 4.49%	Annual	3.35%	Annual	02/04/27 (a)	02/04/29	USD	830	(9,719)	4	(9,723)
1-day SOFR, 4.49%	Annual	3.37%	Annual	02/04/27 (a)	02/04/29	USD	8,120	(92,445)	35	(92,480)
1-day SONIA, 4.70%	At Termination	3.31%	At Termination	02/07/28 (a)	02/07/29	GBP	1,660	(9,716)	(2,133)	(7,583)
6-mo. EURIBOR, 2.57%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	291,610	58	291,552
1-day SOFR, 4.49%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	(776,805)	286	(777,091)
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	(316,573)	234	(316,807)
1-day SOFR, 4.49%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	(141,113)	132	(141,245)
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	(271,582)	209	(271,791)
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	(131,550)	104	(131,654)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	209,362	66	209,296
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	(250,952)	210	(251,162)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	222,961	50	222,911
1-day MIBOR, 7.15%	Semi-Annual	6.43%	Semi-Annual	N/A	06/20/29	INR	1,208,770	113,662	161	113,501
1-day SOFR, 4.49%	Annual	3.66%	Annual	N/A	10/10/29	USD	13,217	(254,466)	119	(254,585)
3.81%	Annual	1-day SONIA, 4.70%	Annual	N/A	10/25/29	GBP	12,500	197,619	(336)	197,955
7.90%	Quarterly	3-mo. JIBAR, 7.75%	Quarterly	N/A	10/31/29	ZAR	35,000	(12,605)	12	(12,617)
1-day TIIEFONDEO, 10.20%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	112,793	(30,816)	51	(30,867)
8.97%	Monthly	1-day TIIEFONDEO, 10.20%	Monthly	N/A	12/14/29	MXN	16,470	7,022	8	7,014
6-mo. WIBOR, 5.80%	Semi-Annual	4.88%	Annual	03/19/25 (a)	03/19/30	PLN	2,984	(2,558)	8	(2,566)
6-mo. WIBOR, 5.80%	Semi-Annual	4.94%	Annual	03/19/25 (a)	03/19/30	PLN	4,973	(1,348)	14	(1,362)
0.02%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,390,056	129	1,389,927
2.38%	Annual	1-day SOFR, 4.49%	Annual	N/A	04/08/32	USD	2,064	260,901	24	260,877
2.60%	Annual	1-day SOFR, 4.49%	Annual	N/A	05/26/32	USD	2,477	268,597	30	268,567
1-day SOFR, 4.49%	Annual	3.47%	Annual	N/A	10/04/32	USD	10,373	(442,005)	131	(442,136)
1-day SOFR, 4.49%	Annual	3.42%	Annual	N/A	10/05/32	USD	4,851	(223,450)	63	(223,513)
1-day SOFR, 4.49%	Annual	3.05%	Annual	N/A	10/28/32	USD	11,502	(813,513)	150	(813,663)
1-day SOFR, 4.49%	Annual	2.88%	Annual	N/A	11/02/32	USD	11,629	(954,733)	153	(954,886)
1-day SOFR, 4.49%	Annual	2.92%	Annual	N/A	11/04/32	USD	11,608	(921,801)	152	(921,953)
1-day SOFR, 4.49%	Annual	2.90%	Annual	N/A	11/15/32	USD	18,194	(1,464,307)	239	(1,464,546)
1-day SOFR, 4.49%	Annual	3.20%	Annual	N/A	11/28/32	USD	11,066	(660,215)	146	(660,361)
1-day ESTR, 1,371.74%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	9,186	40	9,146
1-day SOFR, 4.49%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(212,727)	53	(212,780)
3.24%	Annual	1-day SOFR, 4.49%	Annual	N/A	08/09/33	USD	5,937	397,853	94	397,759
1-day SOFR, 4.49%	Annual	3.75%	Annual	N/A	08/09/33	USD	12,136	(341,059)	175	(341,234)
1-day SOFR, 4.49%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	(155,810)	187	(155,997)
1-day SOFR, 4.49%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(779,724)	260	(779,984)
4.40%	Annual	1-day SOFR, 4.49%	Annual	N/A	11/01/33	USD	10,739	(255,455)	161	(255,616)
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	(73,663)	59	(73,722)
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	(52,536)	43	(52,579)
3.38%	Annual	1-day SOFR, 4.49%	Annual	N/A	10/09/34	USD	2,952	175,026	48	174,978
3.62%	Annual	1-day SOFR, 4.49%	Annual	10/09/29 (a)	10/09/34	USD	10,760	197,983	101	197,882
1-day SOFR, 4.49%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,901	(321,498)	144	(321,642)
9.11%	Monthly	1-day TIIEFONDEO, 10.20%	Monthly	N/A	11/08/34	MXN	9,670	8,285	8	8,277
1-day SOFR, 4.49%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,332	(449,403)	219	(449,622)
3.46%	Annual	1-day SOFR, 4.49%	Annual	12/15/26 (a)	12/15/36	USD	2,071	100,470	34	100,436
3.65%	Annual	1-day SOFR, 4.49%	Annual	N/A	11/03/53	USD	5,309	283,526	168	283,358
1-day SOFR, 4.49%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,309	34,635	168	34,467
3.28%	Annual	1-day SOFR, 4.49%	Annual	02/06/34 (a)	02/06/54	USD	610	33,141	14	33,127
3.35%	Annual	1-day SOFR, 4.49%	Annual	02/06/34 (a)	02/06/54	USD	300	14,119	7	14,112
3.36%	Annual	1-day SOFR, 4.49%	Annual	02/06/34 (a)	02/06/54	USD	1,330	61,776	31	61,745
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	$ (115,299)	$ 55	$ (115,354)
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(115,013)	56	(115,069)
								$ (12,343,002)	$ 1,539	$ (12,344,541)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	$ (3,697)	$ 17,931	$ (21,628)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(2,169)	6,841	(9,010)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(727)	2,293	(3,020)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(801)	2,664	(3,465)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(1,999)	3,216	(5,215)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,259)	2,405	(3,664)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(11,991)	15,236	(27,227)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(1,079)	(1,186)	107
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	38	3,258	(3,220)
Kingdom of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/29	USD	103	(1,668)	(1,687)	19
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	760	37,215	36,714	501
Republic of Korea	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	USD	190	(5,346)	(5,695)	349
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	791	53,741	62,718	(8,977)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	71	4,856	5,667	(811)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	135	9,161	9,357	(196)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	112	1,936	1,134	802
							$ 76,211	$ 160,866	$ (84,655)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 6,647	$ 3,730	$ 2,917
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/29	A	USD	110	1,789	2,238	(449)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	(3,960)	(1,446)	(2,514)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(4,514)	(1,465)	(3,049)
								$ (38)	$ 3,057	$ (3,095)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 12.15%	At Termination	10.67%	At Termination	Bank of America N.A.	N/A	01/02/25	BRL	6,450	$ (11,085)	$ —	$ (11,085)
1-day BZDIOVER, 12.15%	At Termination	10.98%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	79,863	600	—	600

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
10.30%	At Termination	1-day COOIS, 8.96%	At Termination	Citibank N.A.	N/A	01/29/25	COP	680,918	$ 1,006	$ —	$ 1,006
10.02%	At Termination	1-day COOIS, 8.96%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	1,324,663	1,368	—	1,368
9.73%	At Termination	1-day COOIS, 8.96%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	2,531,268	2,013	—	2,013
9.73%	At Termination	1-day COOIS, 8.96%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	4,019,292	3,196	—	3,196
9.81%	At Termination	1-day COOIS, 8.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	6,008,208	3,702	—	3,702
9.81%	At Termination	1-day COOIS, 8.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	3,783,846	2,331	—	2,331
1-day BZDIOVER, 12.15%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	7,552	(18,599)	—	(18,599)
1-day BZDIOVER, 12.15%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	4,677	(10,316)	—	(10,316)
1-day BZDIOVER, 12.15%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	13,417	(29,592)	—	(29,592)
1-day BZDIOVER, 12.15%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	10,050	(11,628)	—	(11,628)
4.84%	At Termination	1-day CLP Interbank Rate, 24,777.58%	At Termination	Morgan Stanley & Co. International PLC	N/A	10/21/25	CLP	304,670	332	—	332
8.62%	At Termination	1-day COOIS, 8.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	5,960	—	5,960
1-day BZDIOVER, 12.15%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,090	(23,216)	—	(23,216)
14.18%	At Termination	1-day BZDIOVER, 12.15%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	16,133	22,829	—	22,829
1-day BZDIOVER, 12.15%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(846)	—	(846)
1-day BZDIOVER, 12.15%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,668)	—	(1,668)
1-day BZDIOVER, 12.15%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(20)	—	(20)
10.97%	At Termination	1-day BZDIOVER, 12.15%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	115,672	—	115,672
11.49%	At Termination	1-day BZDIOVER, 12.15%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,732	109,274	—	109,274
11.57%	At Termination	1-day BZDIOVER, 12.15%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,617	104,511	—	104,511
1-day BZDIOVER, 12.15%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(2,936)	—	(2,936)
1-day BZDIOVER, 12.15%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	6,256	(47,911)	—	(47,911)
15.41%	At Termination	1-day BZDIOVER, 12.15%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,019	3,409	—	3,409
15.41%	At Termination	1-day BZDIOVER, 12.15%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	4,371	—	4,371
1-day BZDIOVER, 12.15%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	11,559	(232,360)	—	(232,360)
1-day BZDIOVER, 12.15%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,720	(32,850)	—	(32,850)
1-day BZDIOVER, 12.15%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(44)	—	(44)
1-day BZDIOVER, 12.15%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(49)	—	(49)
1-day BZDIOVER, 12.15%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(213,894)	—	(213,894)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 12.15%	At Termination	13.02%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	3,072	$ (46,092)	$ —	$ (46,092)
1-day BZDIOVER, 12.15%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,234	(31,707)	—	(31,707)
1-day BZDIOVER, 12.15%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,451	(22,569)	—	(22,569)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.90%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	217,838	(3,507)	—	(3,507)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.90%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	341,562	(5,498)	—	(5,498)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.91%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	214,643	(3,359)	—	(3,359)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.91%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	336,554	(5,266)	—	(5,266)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.93%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	109,026	(1,608)	—	(1,608)
1-day CLP Interbank Rate, 24,777.58%	Semi-Annual	4.93%	Semi-Annual	Goldman Sachs International	N/A	11/23/29	CLP	170,948	(2,522)	—	(2,522)
									$ (378,568)	$ —	$ (378,568)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 99,014	$ (333,777)	$ 5,792,871	$ (18,126,354)	$ —
OTC Swaps	175,402	(11,479)	385,269	(851,587)	—
Options Written	N/A	(1,474,043)	710,171	(760,553)	(1,524,425)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 211,098	$ —	$ 6,607,612	$ —	$ 6,818,710
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,747,518	—	—	7,747,518
Options purchased Investments at value — unaffiliated(b)	—	—	372,696	255,104	32,487	—	660,287
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	3,650	—	—	5,768,061	21,160	5,792,871
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	180,097	—	—	380,574	—	560,671
	$ —	$ 183,747	$ 583,794	$ 8,002,622	$ 12,788,734	$ 21,160	$ 21,580,057

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 288,978	$ —	$ 1,514,531	$ —	$ 1,803,509
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,228,970	—	—	8,228,970
Options written Options written at value	—	—	70,498	141,045	1,312,882	—	1,524,425
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	13,752	—	—	18,112,602	—	18,126,354
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	103,924	—	—	759,142	—	863,066
	$ —	$ 117,676	$ 359,476	$ 8,370,015	$ 21,699,157	$ —	$ 30,546,324

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ (77,088)	$ —	$ (1,156,045)	$ —	$ 3,321,608	$ —	$ 2,088,475
Forward foreign currency exchange contracts	—	—	—	684,261	—	—	684,261
Options purchased(a)	—	(124,901)	913,864	(1,221,844)	(1,518,988)	(35,020)	(1,986,889)
Options written	—	24,403	257,051	510,243	2,766,655	—	3,558,352
Swaps	—	(1,200,278)	—	—	(18,620,303)	5,612	(19,814,969)
	$ (77,088)	$ (1,300,776)	$ 14,870	$ (27,340)	$ (14,051,028)	$ (29,408)	$ (15,470,770)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (94,924)	$ —	$ 12,343,603	$ —	$ 12,248,679
Forward foreign currency exchange contracts	—	—	—	(603,213)	—	—	(603,213)
Options purchased(b)	—	—	(7,350)	34,396	(1,962,657)	25,096	(1,910,515)
Options written	—	—	(62,124)	5,824	(272,226)	—	(328,526)
Swaps	—	396,658	—	—	2,042,718	14,456	2,453,832
	$ —	$ 396,658	$ (164,398)	$ (562,993)	$ 12,151,438	$ 39,552	$ 11,860,257

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$259,611,615
Average notional value of contracts — short	751,430,939
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	395,027,591
Average amounts sold — in USD	369,732,725
Options:
Average value of option contracts purchased	806,212
Average value of option contracts written	317,027
Average notional value of swaption contracts purchased	123,878,634
Average notional value of swaption contracts written	485,990,357
Credit default swaps:
Average notional value — buy protection	23,297,544
Average notional value — sell protection	6,624,989
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Interest rate swaps:
Average notional value — pays fixed rate	$239,694,652
Average notional value — receives fixed rate	1,343,502,188
Inflation swaps:
Average notional value — pays fixed rate	864,434
Average notional value — receives fixed rate	1,315,331
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,032,827	$ 88,617
Forward foreign currency exchange contracts	7,747,518	8,228,970
Options	660,287 (a)	1,524,425
Swaps — centrally cleared	1,281,913	—
Swaps — OTC(b)	560,671	863,066
Total derivative assets and liabilities in the Statements of Assets and Liabilities	11,283,216	10,705,078
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,627,060)	(159,115)
Total derivative assets and liabilities subject to an MNA	$ 8,656,156	$ 10,545,963

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Banco Santander SA	$ 991	$ (991)	$ —	$ —	$ —
Bank of America N.A.	331,126	(204,285)	—	—	126,841
Bank of Montreal	1,755	(1,755)	—	—	—
Barclays Bank PLC	512,781	(512,781)	—	—	—
BNP Paribas SA	263,855	(263,855)	—	—	—
Canadian Imperial Bank of Commerce	165,710	—	—	—	165,710
Citibank N.A.	201,755	(201,755)	—	—	—
Commonwealth Bank of Australia	19,017	(19,017)	—	—	—
Deutsche Bank AG	815,714	(184,949)	—	—	630,765
Goldman Sachs International	872,387	(872,387)	—	—	—
HSBC Bank PLC	45,932	(45,932)	—	—	—
HSBC Bank USA N.A.	83,355	(78,458)	—	—	4,897
JPMorgan Chase Bank N.A.	134,463	(134,463)	—	—	—
Morgan Stanley & Co. International PLC	453,501	(453,501)	—	—	—
Natwest Markets PLC	304,887	(57,449)	—	—	247,438
Nomura International PLC	37,812	(37,812)	—	—	—
Royal Bank of Canada	169,582	(169,582)	—	—	—
Societe Generale	68,184	(16,671)	—	—	51,513
Standard Chartered Bank	50,940	(50,940)	—	—	—
State Street Bank and Trust Co.	1,254,896	(2,355)	—	—	1,252,541
The Bank of New York Mellon	76,637	(36,290)	—	—	40,347
Toronto-Dominion Bank	869,670	(561,308)	—	—	308,362
UBS AG	1,738,682	(1,251,283)	—	—	487,399
Wells Fargo Bank N.A.	159,516	(73)	—	—	159,443
Westpac Banking Corp.	23,008	—	—	—	23,008
	$ 8,656,156	$ (5,157,892)	$ —	$ —	$ 3,498,264

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Banco Santander SA	$ 2,077,050	$ (991)	$ —	$ —	$ 2,076,059
Bank of America N.A.	204,285	(204,285)	—	—	—
Bank of Montreal	11,143	(1,755)	—	—	9,388
Barclays Bank PLC	847,029	(512,781)	—	—	334,248
BNP Paribas SA	790,019	(263,855)	(526,164)	—	—
Citibank N.A.	296,370	(201,755)	—	—	94,615
Commonwealth Bank of Australia	193,183	(19,017)	—	—	174,166
Deutsche Bank AG	184,949	(184,949)	—	—	—
Goldman Sachs International	1,177,926	(872,387)	(305,539)	—	—
HSBC Bank PLC	104,130	(45,932)	—	—	58,198
HSBC Bank USA N.A.	78,458	(78,458)	—	—	—
JPMorgan Chase Bank N.A.	624,751	(134,463)	(490,288)	—	—
Morgan Stanley & Co. International PLC	533,319	(453,501)	—	—	79,818
Natwest Markets PLC	57,449	(57,449)	—	—	—
Nomura International PLC	824,861	(37,812)	—	—	787,049
Royal Bank of Canada	591,242	(169,582)	—	—	421,660
Societe Generale	16,671	(16,671)	—	—	—
Standard Chartered Bank	81,819	(50,940)	—	—	30,879
State Street Bank and Trust Co.	2,355	(2,355)	—	—	—
The Bank of New York Mellon	36,290	(36,290)	—	—	—
Toronto-Dominion Bank	561,308	(561,308)	—	—	—
UBS AG	1,251,283	(1,251,283)	—	—	—
Wells Fargo Bank N.A.	73	(73)	—	—	—
	$ 10,545,963	$ (5,157,892)	$ (1,321,991)	$ —	$ 4,066,080

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 55,214,103	$ —	$ 55,214,103
Common Stocks
Canada	257,136	—	—	257,136
France	14,291	136,821	—	151,112
Italy	—	198,795	—	198,795
Japan	—	136,303	—	136,303
United Kingdom	186,494	—	—	186,494
United States	9,095,192	7,289	1,358,458	10,460,939
Corporate Bonds	—	239,195,798	9,398,057	248,593,855
Fixed Rate Loan Interests	—	—	623,814	623,814
Floating Rate Loan Interests	—	6,871,888	4,929,660	11,801,548
Foreign Agency Obligations	—	182,390,413	—	182,390,413
Grantor Trust	1,576,646	—	—	1,576,646
Investment Companies	10,106,121	—	—	10,106,121
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$ —	$ 6,077,538	$ —	$ 6,077,538
Non-Agency Mortgage-Backed Securities	—	82,318,647	1,861,345	84,179,992
Preferred Securities
Capital Trusts	—	6,946,774	—	6,946,774
Preferred Stocks	103,513	—	5,274,813	5,378,326
U.S. Government Sponsored Agency Securities	—	128,296,150	—	128,296,150
U.S. Treasury Obligations	—	6,831,741	—	6,831,741
Warrants
France	—	—	10	10
United States	21,600	129,159	196,645	347,404
Venezuela	—	12,000	—	12,000
Short-Term Securities
Certificates of Deposit	—	2,351,794	—	2,351,794
Commercial Paper	—	6,536,039	—	6,536,039
Foreign Agency Obligations	—	2,408,971	—	2,408,971
Money Market Funds	27,049,345	—	—	27,049,345
U.S. Treasury Obligations	—	44,877,279	—	44,877,279
Options Purchased
Equity Contracts	312,320	60,376	—	372,696
Foreign Currency Exchange Contracts	—	255,104	—	255,104
Interest Rate Contracts	—	32,487	—	32,487
Liabilities
Investments
TBA Sale Commitments	—	(19,537)	—	(19,537)
Unfunded Floating Rate Loan Interests(a)	—	—	(6,427)	(6,427)
	$ 48,722,658	$ 771,265,932	$ 23,636,375	$ 843,624,965
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 8,345	$ —	$ 8,345
Equity Contracts	199,664	11,434	—	211,098
Foreign Currency Exchange Contracts	—	7,747,518	—	7,747,518
Interest Rate Contracts	6,607,612	6,148,635	—	12,756,247
Other Contracts	—	21,160	—	21,160
Liabilities
Credit Contracts	—	(106,197)	—	(106,197)
Equity Contracts	(359,361)	(115)	—	(359,476)
Foreign Currency Exchange Contracts	—	(8,370,015)	—	(8,370,015)
Interest Rate Contracts	(1,514,531)	(20,184,626)	—	(21,699,157)
	$ 4,933,384	$ (14,723,861)	$ —	$ (9,790,477)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating RateLoan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded FloatingRate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2023	$ 258,706	$ 6,830,158	$ —	$ 2,609,564	$ 2,661,713	$ 2,174,541	$ (8,357)
Transfers into Level 3	—	16,834	—	139,242	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other(a)	(65,198)	—	—	—	—	65,198	—
Accrued discounts/premiums	—	37,747	41	6,405	29,884	—	—
Net realized gain (loss)	1,609	(70,396)	—	4,745	—	—	—
Net change in unrealized appreciation (depreciation)(b)(c)	124,982	216,188	24,669	29,457	22,165	432,095	1,930

2024 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating RateLoan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded FloatingRate Loan Interests
Purchases	$ 1,039,988	$ 4,949,200	$ 863,744	$ 4,638,110	$ 47,272	$ 2,602,979	$ —
Sales	(1,629)	(2,581,674)	(264,640)	(2,497,863)	(899,689)	—	—
Closing balance, as of December 31, 2024	$ 1,358,458	$ 9,398,057	$ 623,814	$ 4,929,660	$ 1,861,345	$ 5,274,813	$ (6,427)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(c)	$ 141,404	$ 235,239	$ 24,669	$ 13,923	$ 22,165	$ 432,095	$ (6,427)

	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 61,604	$ 14,587,929
Transfers into Level 3	—	156,076
Transfers out of Level 3	(923)	(923)
Other(a)	—	—
Accrued discounts/premiums	—	74,077
Net realized gain (loss)	—	(64,042)
Net change in unrealized appreciation (depreciation)(b)(c)	135,974	987,460
Purchases	—	14,141,293
Sales	—	(6,245,495)
Closing balance, as of December 31, 2024	$ 196,655	$ 23,636,375
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024(c)	$ 138,165	$ 1,001,233

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,235,368. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$1,358,458	Market	EBITDA Multiple	16.25x - 22.95x	19.07x
			Revenue Multiple	18.86x	—
		Income	Discount Rate	15%	—

Corporate Bonds	9,392,217	Income	Discount Rate	7%- 16%	12%

Floating Rate Loan Interests	4,216,975	Income	Discount Rate	10%- 14%	11%

Preferred Stocks(b)	5,236,712	Market	Revenue Multiple	3.10x - 18.86x	13.42x
			Time to Exit	2.0 - 3.0 years	2.5 years
			Volatility	43% - 90%	72%
			EBITDA Multiple	7.25x	—
			Market Adjustment Multiple	1.00x - 1.00x	1.00x
			Direct Profit Multiple	4.00x	—
		Income	Discount Rate	9% - 15%	12%

Warrants	196,645	Market	Revenue Multiple	3.10x - 11.76x	10.20x
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2024
BlackRock Strategic Global Bond Fund, Inc.

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Volatility	40% - 43%	41%
		Time to Exit	4.4 years
$20,401,007

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $609,859 as of December 31, 2024.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	$478	$ 477,372
Series 2023-A, Class D, 9.09%, 01/18/28	4,000	4,004,845
Series 2023-B, Class 1D, 8.78%, 09/15/28	1,430	1,459,624
Series 2023-B, Class B, 7.44%, 09/15/28	3,460	3,510,146
Series 2023-B, Class C, 7.81%, 09/15/28	6,350	6,445,628
Series 2023-B, Class D, 8.78%, 09/15/28	2,290	2,337,439
Series 2023-X1, Class B, 7.77%, 11/15/28	3,100	3,127,541
Series 2024-A, Class 1B, 5.93%, 02/15/29	4,540	4,577,452
Series 2024-A, Class 1C, 6.16%, 02/15/29	5,230	5,272,216
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,205,536
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,670,028
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,444,716
Series 2024-X1, Class B, 6.34%, 05/15/29	3,250	3,275,894
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,364,261
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	7,013,305
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,130,765
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	358	343,279
Exeter Automobile Receivables Trust, Series 2022-2A, Class C, 3.85%, 07/17/28	614	612,397
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 02/26/29(a)	1,494	1,481,404
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	9,067	9,168,865
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	7,889	7,949,573
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,046,059
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	478,384
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	1,991	1,991,802
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	6	5,720
Upstart Securitization Trust(a)
Series 2021-5, Class B, 2.49%, 11/20/31	451	449,979
Series 2022-4, Class A, 5.98%, 08/20/32	2,278	2,273,067
Total Asset-Backed Securities — 1.4% (Cost: $91,503,609)		92,117,297

	Shares
Common Stocks
Aerospace & Defense — 0.2%
AeroVironment, Inc.(b)	2,451	377,184
Axon Enterprise, Inc.(b)	1,437	854,038
BWX Technologies, Inc.	3,950	439,990
Curtiss-Wright Corp.	1,445	512,787
General Dynamics Corp.	4,260	1,122,467
General Electric Co.	13,582	2,265,342
HEICO Corp.	2,688	639,045
Howmet Aerospace, Inc.	7,626	834,056
Lockheed Martin Corp.	15,074	7,325,060
Northrop Grumman Corp.	2,327	1,092,038
Woodward, Inc.	2,762	459,652
		15,921,659
Security	Shares	Value
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	4,682	$ 518,625
United Parcel Service, Inc., Class B	59,965	7,561,587
		8,080,212
Automobile Components — 0.0%
Gentex Corp.	14,877	427,416
Automobiles — 0.2%
Tesla, Inc.(b)	29,195	11,790,109
Beverages — 0.3%
Brown-Forman Corp., Class B	14,357	545,279
Coca-Cola Co.	50,997	3,175,073
Constellation Brands, Inc., Class A	3,612	798,252
Keurig Dr. Pepper, Inc.	184,061	5,912,039
Monster Beverage Corp.(b)	17,300	909,288
PepsiCo, Inc.	65,767	10,000,530
		21,340,461
Biotechnology — 0.4%
AbbVie, Inc.(c)	65,156	11,578,221
Exelixis, Inc.(b)	13,843	460,972
Gilead Sciences, Inc.	84,564	7,811,177
Incyte Corp.(b)	7,119	491,709
Neurocrine Biosciences, Inc.(b)	4,138	564,837
Regeneron Pharmaceuticals, Inc.(b)	1,678	1,195,290
United Therapeutics Corp.(b)	1,507	531,730
Vertex Pharmaceuticals, Inc.(b)	3,589	1,445,290
		24,079,226
Broadline Retail — 0.2%
Amazon.com, Inc.(b)	48,825	10,711,717
Building Products — 0.1%
AAON, Inc.	3,715	437,181
Allegion PLC	3,680	480,903
Carlisle Cos., Inc.	1,343	495,352
CSW Industrials, Inc.	1,105	389,844
Lennox International, Inc.	955	581,882
Masco Corp.	7,267	527,366
Simpson Manufacturing Co., Inc.	2,540	421,208
Trane Technologies PLC	3,337	1,232,521
Trex Co., Inc.(b)	6,440	444,553
		5,010,810
Capital Markets — 0.2%
CME Group, Inc., Class A	32,646	7,581,381
FactSet Research Systems, Inc.	1,181	567,211
Moody’s Corp.	2,664	1,261,058
MSCI, Inc., Class A	1,445	867,014
S&P Global, Inc.	4,073	2,028,476
		12,305,140
Chemicals — 0.1%
Air Products and Chemicals, Inc.	7,322	2,123,673
DuPont de Nemours, Inc.	9,196	701,195
Ecolab, Inc.	4,589	1,075,295
Linde PLC	5,864	2,455,081
RPM International, Inc.	4,182	514,637
Sherwin-Williams Co.	3,694	1,255,701
		8,125,582
Commercial Services & Supplies — 0.1%
Cintas Corp.	5,939	1,085,055
Clean Harbors, Inc.(b)	2,071	476,620
Copart, Inc.(b)	16,258	933,047
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.	12,585	$ 560,536
Republic Services, Inc.	5,068	1,019,580
Rollins, Inc.	12,484	578,633
Veralto Corp.	6,225	634,016
Waste Connections, Inc.	4,718	809,515
Waste Management, Inc.	5,968	1,204,283
		7,301,285
Communications Equipment — 0.2%
Arista Networks, Inc.(b)	17,346	1,917,253
Cisco Systems, Inc.	181,344	10,735,565
Motorola Solutions, Inc.	2,533	1,170,829
		13,823,647
Construction & Engineering — 0.0%
EMCOR Group, Inc.	1,262	572,822
Quanta Services, Inc.	2,698	852,703
		1,425,525
Construction Materials — 0.0%
CRH PLC	11,087	1,025,769
Eagle Materials, Inc.	1,672	412,583
Martin Marietta Materials, Inc.	1,326	684,879
Vulcan Materials Co.	2,798	719,730
		2,842,961
Consumer Staples Distribution & Retail — 0.2%
Casey’s General Stores, Inc.	1,317	521,835
Costco Wholesale Corp.	5,061	4,637,242
Kroger Co.	13,394	819,043
Sprouts Farmers Market, Inc.(b)	3,560	452,369
Sysco Corp.	10,271	785,321
U.S. Foods Holding Corp.(b)	7,955	536,644
Walmart, Inc.	88,219	7,970,587
		15,723,041
Containers & Packaging — 0.1%
Amcor PLC	311,847	2,934,480
AptarGroup, Inc.	2,965	465,802
Avery Dennison Corp.	2,788	521,718
International Paper Co.	33,225	1,788,169
Packaging Corp. of America	16,463	3,706,315
Sonoco Products Co.	756	36,931
		9,453,415
Distributors — 0.0%
Genuine Parts Co.	2,348	274,152
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	332,142	7,562,873
BCE, Inc.	24,348	564,387
TELUS Corp.	40,627	550,902
Verizon Communications, Inc.	52,853	2,113,592
		10,791,754
Electric Utilities — 0.7%
Alliant Energy Corp.	41,375	2,446,917
American Electric Power Co., Inc.	20,522	1,892,744
Constellation Energy Corp.	5,033	1,125,932
Duke Energy Corp.	79,005	8,511,999
Entergy Corp.	9,540	723,323
Evergy, Inc.	46,800	2,880,540
Exelon Corp.	504	18,970
FirstEnergy Corp.	15,279	607,798
Fortis, Inc.	13,975	580,941
IDACORP, Inc.	9,527	1,041,110
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	26,717	$ 1,915,342
OGE Energy Corp.	158,359	6,532,309
PG&E Corp.	41,143	830,266
Pinnacle West Capital Corp.	57,084	4,839,011
Portland General Electric Co.	3,772	164,535
PPL Corp.	18,969	615,734
Southern Co.	108,232	8,909,658
Xcel Energy, Inc.	103,936	7,017,759
		50,654,888
Electrical Equipment — 0.1%
Acuity Brands, Inc.	1,549	452,510
AMETEK, Inc.	4,443	800,895
Eaton Corp. PLC	5,300	1,758,911
Emerson Electric Co.	8,983	1,113,263
Hubbell, Inc.	1,427	597,756
nVent Electric PLC	6,908	470,849
		5,194,184
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	18,207	1,264,476
Cognex Corp.	11,630	417,052
Corning, Inc.	78,216	3,716,824
Teledyne Technologies, Inc.(b)	1,288	597,800
		5,996,152
Entertainment — 0.1%
Electronic Arts, Inc.	5,148	753,152
Netflix, Inc.(b)	4,965	4,425,404
Spotify Technology SA(b)	2,995	1,339,903
Walt Disney Co.	22,212	2,473,306
		8,991,765
Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(b)	20,762	9,410,999
Fiserv, Inc.(b)	7,781	1,598,373
Jack Henry & Associates, Inc.	2,977	521,868
Mastercard, Inc., Class A	10,224	5,383,652
Visa, Inc., Class A	22,061	6,972,159
		23,887,051
Food Products — 0.6%
Cal-Maine Foods, Inc.	11,589	1,192,740
Conagra Brands, Inc.	178,973	4,966,501
General Mills, Inc.	129,705	8,271,288
Hershey Co.	22,975	3,890,816
Hormel Foods Corp.	40,105	1,258,094
Ingredion, Inc.	7,549	1,038,440
J.M. Smucker Co.	2,996	329,919
Kraft Heinz Co.	234,004	7,186,263
McCormick & Co., Inc.	7,639	582,397
Mondelez International, Inc., Class A	127,405	7,609,901
Pilgrim’s Pride Corp.(b)	10,174	461,798
Post Holdings, Inc.(b)	3,810	436,093
The Campbell’s Co.	161,347	6,757,212
		43,981,462
Gas Utilities — 0.1%
Atmos Energy Corp.	26,368	3,672,271
Brookfield Infrastructure Corp.	409	16,364
MDU Resources Group, Inc.	21,687	390,800
		4,079,435
Ground Transportation — 0.2%
Canadian National Railway Co.	10,181	1,033,473
Canadian Pacific Kansas City Ltd.	15,083	1,091,557

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
CSX Corp.	30,734	$ 991,786
JB Hunt Transport Services, Inc.	3,097	528,534
Landstar System, Inc.	2,424	416,589
Norfolk Southern Corp.	3,798	891,390
Old Dominion Freight Line, Inc.	3,967	699,779
Union Pacific Corp.	21,647	4,936,382
		10,589,490
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	88,888	10,054,122
Alcon AG	9,751	827,762
Becton Dickinson & Co.	4,832	1,096,236
Boston Scientific Corp.(b)	19,371	1,730,218
Cooper Cos., Inc.(b)	5,881	540,640
Edwards Lifesciences Corp.(b)	11,119	823,139
Glaukos Corp.(b)	3,366	504,698
Hologic, Inc.(b)	7,181	517,678
IDEXX Laboratories, Inc.(b)	1,802	745,019
Intuitive Surgical, Inc.(b)	4,479	2,337,859
Medtronic PLC	93,427	7,462,949
Penumbra, Inc.(b)	1,984	471,160
ResMed, Inc.	3,085	705,509
STERIS PLC	2,848	585,435
Stryker Corp.	5,012	1,804,571
Zimmer Biomet Holdings, Inc.	5,614	593,007
		30,800,002
Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	14,784	1,748,504
Chemed Corp.	840	445,032
CVS Health Corp.	28,444	1,276,851
Encompass Health Corp.	4,857	448,544
Ensign Group, Inc.	3,241	430,599
Labcorp Holdings, Inc.	2,495	572,153
Quest Diagnostics, Inc.	52,222	7,878,211
		12,799,894
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	3,412	717,373
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	417	2,071,831
Chipotle Mexican Grill, Inc.(b)	20,320	1,225,296
Darden Restaurants, Inc.	41,722	7,789,080
Hilton Worldwide Holdings, Inc.	4,074	1,006,930
McDonald’s Corp.	8,912	2,583,500
Restaurant Brands International, Inc.	10,230	666,791
Starbucks Corp.	35,223	3,214,099
Texas Roadhouse, Inc.	2,610	470,922
Vail Resorts, Inc.	21,706	4,068,790
Yum! Brands, Inc.	5,767	773,701
		23,870,940
Household Durables — 0.0%
D.R. Horton, Inc.	5,789	809,418
Garmin Ltd.	3,849	793,895
NVR, Inc.(b)	77	629,775
PulteGroup, Inc.	5,104	555,826
		2,788,914
Household Products — 0.3%
Church & Dwight Co., Inc.	6,021	630,459
Security	Shares	Value
Household Products (continued)
Clorox Co.	3,617	$ 587,437
Colgate-Palmolive Co.	12,434	1,130,375
Kimberly-Clark Corp.	65,023	8,520,614
Procter & Gamble Co.	71,890	12,052,358
		22,921,243
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	81,887	2,264,994
Talen Energy Corp.(b)	2,410	485,543
Vistra Corp.	6,500	896,155
		3,646,692
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	8,446	1,907,867
Insurance — 0.1%
Old Republic International Corp.	189,760	6,867,414
Interactive Media & Services — 0.3%
Alphabet, Inc., Class A	56,022	10,604,965
Meta Platforms, Inc., Class A	17,403	10,189,630
Reddit, Inc., Class A(b)	4,946	808,374
		21,602,969
IT Services — 0.3%
Amdocs Ltd.	92,243	7,853,569
CGI, Inc.	5,830	637,335
Cognizant Technology Solutions Corp., Class A	10,062	773,768
Gartner, Inc.(b)	1,560	755,773
International Business Machines Corp.	33,698	7,407,831
Shopify, Inc., Class A(b)	17,593	1,870,664
VeriSign, Inc.(b)	3,009	622,743
		19,921,683
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	5,901	792,740
Bio-Techne Corp.	6,845	493,046
Danaher Corp.	9,275	2,129,076
Mettler-Toledo International, Inc.(b)	540	660,787
Thermo Fisher Scientific, Inc.	4,821	2,508,029
West Pharmaceutical Services, Inc.	1,985	650,207
		7,233,885
Machinery — 0.2%
Allison Transmission Holdings, Inc.	4,185	452,231
Cummins, Inc.	2,536	884,050
Donaldson Co., Inc.	6,301	424,372
Dover Corp.	3,332	625,083
Fortive Corp.	8,551	641,325
Graco, Inc.	6,119	515,770
IDEX Corp.	2,493	521,760
Illinois Tool Works, Inc.	4,521	1,146,345
Ingersoll Rand, Inc.	8,017	725,218
ITT, Inc.	3,342	477,505
Lincoln Electric Holdings, Inc.	2,383	446,741
Mueller Industries, Inc.	5,864	465,367
Nordson Corp.	2,124	444,426
Otis Worldwide Corp.	8,060	746,437
Parker-Hannifin Corp.	1,931	1,228,174
Pentair PLC	5,319	535,304
RBC Bearings, Inc.(b)	1,475	441,231
Snap-on, Inc.	1,604	544,526
SPX Technologies, Inc.(b)	2,714	394,941
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Toro Co.	5,528	$ 442,793
Westinghouse Air Brake Technologies Corp.	3,745	710,015
Xylem, Inc./New York	5,695	660,734
		13,474,348
Marine Transportation — 0.0%
Kirby Corp.(b)	3,679	389,238
Media — 0.2%
Comcast Corp., Class A	178,972	6,716,819
Fox Corp., Class A	12,936	628,431
Interpublic Group of Cos., Inc.	100,065	2,803,821
New York Times Co., Class A	7,948	413,694
News Corp., Class A	19,808	545,512
Omnicom Group, Inc.	14,013	1,205,679
		12,313,956
Metals & Mining — 0.0%
Franco-Nevada Corp.	5,199	611,350
Reliance, Inc.	1,779	479,014
Royal Gold, Inc.	3,365	443,675
		1,534,039
Multi-Utilities — 0.5%
Ameren Corp.	41,341	3,685,137
CenterPoint Energy, Inc.	18,723	594,081
CMS Energy Corp.	99,800	6,651,670
Consolidated Edison, Inc.	87,059	7,768,274
Dominion Energy, Inc.	123,942	6,675,516
DTE Energy Co.	7,829	945,352
NiSource, Inc.	15,047	553,128
Public Service Enterprise Group, Inc.	9,520	804,345
Sempra	10,817	948,867
WEC Energy Group, Inc.	80,378	7,558,747
		36,185,117
Oil, Gas & Consumable Fuels — 0.7%
Canadian Natural Resources Ltd.	34,212	1,056,125
Cheniere Energy, Inc.	4,155	892,785
Chesapeake Energy Corp.	6,371	634,233
Chevron Corp.	70,930	10,273,501
DT Midstream, Inc.(b)	48,198	4,792,327
Enbridge, Inc.	32,143	1,363,828
EOG Resources, Inc.	8,905	1,091,575
Exxon Mobil Corp.	118,814	12,780,822
Kinder Morgan, Inc.	37,573	1,029,500
ONEOK, Inc.	25,470	2,557,188
Pembina Pipeline Corp.	15,612	576,863
TC Energy Corp.	19,097	888,583
Williams Cos., Inc.	125,642	6,799,745
		44,737,075
Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	6,381	480,744
Kenvue, Inc.	116,154	2,479,888
		2,960,632
Pharmaceuticals — 0.5%
Eli Lilly & Co.	10,568	8,158,496
Johnson & Johnson	80,026	11,573,360
Merck & Co., Inc.	107,995	10,743,343
Zoetis, Inc., Class A	6,938	1,130,408
		31,605,607
Professional Services — 0.3%
Automatic Data Processing, Inc.	31,266	9,152,496
Security	Shares	Value
Professional Services (continued)
Booz Allen Hamilton Holding Corp., Class A	3,960	$ 509,652
Broadridge Financial Solutions, Inc.	2,846	643,452
CACI International, Inc., Class A(b)	1,063	429,516
FTI Consulting, Inc.(b)	2,246	429,278
Genpact Ltd.	10,266	440,925
Leidos Holdings, Inc.	3,786	545,411
Parsons Corp.(b)	5,216	481,176
Paychex, Inc.	59,417	8,331,452
Thomson Reuters Corp.	7,090	1,137,094
Verisk Analytics, Inc.	2,780	765,695
		22,866,147
Residential REITs — 0.1%
Camden Property Trust	4,877	565,927
Equity Residential	37,262	2,673,921
Mid-America Apartment Communities, Inc.	30,580	4,726,751
UDR, Inc.	19,641	852,616
		8,819,215
Retail REITs — 0.2%
NNN REIT, Inc.	174,389	7,123,791
Regency Centers Corp.	54,686	4,042,936
Simon Property Group, Inc.	88	15,154
		11,181,881
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.	7,146	1,518,239
Applied Materials, Inc.	11,309	1,839,183
NVIDIA Corp.	75,933	10,197,042
Onto Innovation, Inc.(b)	3,042	507,010
Teradyne, Inc.	5,441	685,131
Texas Instruments, Inc.	11,786	2,209,993
		16,956,598
Software — 0.3%
Appfolio, Inc., Class A(b)	1,900	468,768
Cadence Design Systems, Inc.(b)	4,261	1,280,260
Clearwater Analytics Holdings, Inc., Class A(b)	14,986	412,415
Descartes Systems Group, Inc.(b)	4,253	483,141
Fair Isaac Corp.(b)	433	862,073
Guidewire Software, Inc.(b)	2,852	480,790
Manhattan Associates, Inc.(b)	1,999	540,210
Microsoft Corp.	23,782	10,024,113
Roper Technologies, Inc.	1,812	941,968
Synopsys, Inc.(b)	2,365	1,147,876
Tyler Technologies, Inc.(b)	1,072	618,158
Workday, Inc., Class A(b)	4,409	1,137,654
		18,397,426
Specialized REITs — 0.1%
Equinix, Inc.	1,420	1,338,904
National Storage Affiliates Trust	2,977	112,858
Public Storage	5,601	1,677,163
VICI Properties, Inc.	215,190	6,285,700
		9,414,625
Specialty Retail — 0.2%
Best Buy Co., Inc.	40,248	3,453,278
Home Depot, Inc.	11,527	4,483,888
Lowe’s Cos., Inc.	7,424	1,832,243
Murphy USA, Inc.	899	451,073
O’Reilly Automotive, Inc.(b)	908	1,076,706
TJX Cos., Inc.	14,665	1,771,679

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	12,480	$ 662,189
Ulta Beauty, Inc.(b)	1,565	680,666
		14,411,722
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	42,386	10,614,302
Textiles, Apparel & Luxury Goods(b) — 0.0%
Deckers Outdoor Corp.	3,641	739,451
Lululemon Athletica, Inc.	2,548	974,380
		1,713,831
Tobacco — 0.2%
Altria Group, Inc.	24,677	1,290,360
Philip Morris International, Inc.	79,874	9,612,836
		10,903,196
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	1,834	439,188
Fastenal Co.	10,709	770,084
MSC Industrial Direct Co., Inc., Class A	5,137	383,682
Watsco, Inc.	1,139	539,761
WW Grainger, Inc.	835	880,132
		3,012,847
Water Utilities — 0.0%
American Water Works Co., Inc.	4,826	600,789
Essential Utilities, Inc.	12,382	449,714
		1,050,503
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	13,487	2,976,986
Total Common Stocks — 11.1% (Cost: $691,453,647)		763,400,706

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$5,970	5,666,989
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	366,273
		6,033,262
Aerospace & Defense — 0.9%
Boeing Co.
2.20%, 02/04/26	2,000	1,939,582
6.30%, 05/01/29	2,480	2,570,687
5.15%, 05/01/30	270	266,215
6.39%, 05/01/31	910	951,424
6.53%, 05/01/34	1,255	1,314,749
General Dynamics Corp., 3.50%, 04/01/27	3,532	3,455,207
Lockheed Martin Corp.
1.85%, 06/15/30	70	60,000
3.90%, 06/15/32	6,455	5,995,983
5.25%, 01/15/33(d)	14,230	14,380,625
4.75%, 02/15/34(d)	28,270	27,431,648
RTX Corp.
5.75%, 01/15/29	785	810,372
6.00%, 03/15/31	1,530	1,605,017
6.10%, 03/15/34	350	368,548
		61,150,057
Security	Par (000)	Value
Automobile Components — 0.3%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	$6,177	$ 6,266,784
IHO Verwaltungs GmbH(a)(e)
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30	4,516	4,508,900
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32	3,769	3,793,498
Lear Corp., 3.80%, 09/15/27	1,964	1,906,422
Phinia, Inc., 6.63%, 10/15/32(a)	3,594	3,574,545
		20,050,149
Automobiles — 1.0%
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,371,050
1.30%, 09/09/26	1,960	1,852,662
4.90%, 03/13/29	3,360	3,348,473
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	8,870	8,658,955
Carvana Co.(a)(e)
(13.00% PIK), 13.00%, 06/01/30	4,930	5,412,779
(14.00% PIK), 14.00%, 06/01/31	2,927	3,509,363
(9.00% PIK), 9.00%, 12/01/28	4,486	4,789,875
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	17,200	17,822,200
General Motors Co., 6.13%, 10/01/25	375	377,887
General Motors Financial Co., Inc., 2.35%, 02/26/27	14,390	13,635,234
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,281,215
Toyota Motor Credit Corp., 1.13%, 06/18/26	6,397	6,092,417
		71,152,110
Banks — 12.2%
Banco Santander SA
2.75%, 05/28/25	800	792,328
5.59%, 08/08/28	29,200	29,590,465
6.94%, 11/07/33	7,000	7,614,473
6.35%, 03/14/34	400	405,541
(1-year CMT + 0.90%), 1.72%, 09/14/27(f)	2,800	2,646,984
Bank of America Corp.(f)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,675,463
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,549,365
(1-day SOFR + 1.15%), 1.32%, 06/19/26	8,520	8,380,881
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	552,670
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	249,281
(1-day SOFR + 1.33%), 3.38%, 04/02/26	25,840	25,739,928
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,795,212
(1-day SOFR + 1.65%), 5.47%, 01/23/35	5,535	5,541,054
(1-day SOFR + 1.75%), 4.83%, 07/22/26	3,618	3,617,804
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,472,795
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,448,151
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,621,799
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	2,625	2,308,129
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,475,911
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29	1,605	1,563,712
Bank of Montreal
1.85%, 05/01/25	970	960,953
3.70%, 06/07/25	13,441	13,379,081
1.25%, 09/15/26	2,260	2,136,762
5.72%, 09/25/28	3,110	3,189,024
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	310,526
(1-day SOFR + 1.15%), 3.99%, 06/13/28(f)	73	71,674
(1-day SOFR + 1.17%), 4.54%, 02/01/29(f)	4,130	4,098,733
(1-day SOFR + 1.35%), 4.41%, 07/24/26(f)	717	715,095
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(f)	427	438,347
Bank of Nova Scotia
3.45%, 04/11/25	315	313,733
1.05%, 03/02/26	3,798	3,644,610
1.35%, 06/24/26	14,962	14,258,580
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	$5,373	$ 5,351,980
0.95%, 10/23/25	1,870	1,817,100
Citibank N.A., Series BKNT, 5.57%, 04/30/34	5,365	5,427,768
Citigroup, Inc.
4.45%, 09/29/27	240	236,749
(1-day SOFR + 0.69%), 2.01%, 01/25/26(f)	4,669	4,658,610
(1-day SOFR + 0.77%), 1.46%, 06/09/27(f)	23,540	22,413,370
(1-day SOFR + 1.35%), 3.06%, 01/25/33(f)	4,350	3,736,835
(1-day SOFR + 1.42%), 2.98%, 11/05/30(f)	13,388	12,074,545
(1-day SOFR + 1.53%), 3.29%, 03/17/26(f)	9,120	9,086,324
(1-day SOFR + 1.94%), 3.79%, 03/17/33(f)	3,140	2,819,153
(1-day SOFR + 2.06%), 5.83%, 02/13/35(f)	17,060	16,976,506
(1-day SOFR + 2.66%), 6.17%, 05/25/34(f)	1,185	1,207,200
(1-day SOFR + 2.84%), 3.11%, 04/08/26(f)	4,485	4,463,386
Fifth Third Bancorp(f)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	394,345
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,412,161
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	710	772,154
12.25%, 10/01/30	1,110	1,227,574
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,884,673
3.75%, 05/22/25	75	74,725
4.25%, 10/21/25	8,100	8,055,316
3.75%, 02/25/26	75	74,172
3.50%, 11/16/26	35	34,221
2.60%, 02/07/30	3,090	2,737,102
(1-day SOFR + 0.61%), 0.86%, 02/12/26(f)	3,505	3,487,724
(1-day SOFR + 0.80%), 1.43%, 03/09/27(f)	14,780	14,189,159
(1-day SOFR + 1.25%), 2.38%, 07/21/32(f)	8,880	7,400,604
(1-day SOFR + 1.28%), 2.62%, 04/22/32(f)	1,545	1,316,533
(1-day SOFR + 1.42%), 5.02%, 10/23/35(f)	5,620	5,378,461
(1-day SOFR + 1.51%), 4.39%, 06/15/27(f)	5,985	5,949,355
(1-day SOFR + 1.55%), 5.85%, 04/25/35(f)	10,585	10,785,037
(1-day SOFR + 1.55%), 5.33%, 07/23/35(f)	4,145	4,067,626
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(f)	3,015	2,899,795
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(f)	250	243,253
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(f)	6,100	5,888,504
HSBC Holdings PLC(f)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	9,800	9,734,938
(1-day SOFR + 1.43%), 3.00%, 03/10/26	13,635	13,581,139
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,267,826
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,959,235
JPMorgan Chase & Co.(f)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	20,943,557
(1-day SOFR + 0.80%), 1.05%, 11/19/26	8,505	8,232,414
(1-day SOFR + 0.92%), 2.60%, 02/24/26	21,045	20,972,816
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	2,925,905
(1-day SOFR + 1.62%), 5.34%, 01/23/35	5,280	5,246,472
(1-day SOFR + 1.85%), 2.08%, 04/22/26	428	424,324
(1-day SOFR + 1.85%), 5.35%, 06/01/34	11,415	11,407,042
(1-day SOFR + 1.99%), 4.85%, 07/25/28	19,310	19,303,690
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,181,899
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27	1,300	1,289,899
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,058
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	852	847,077
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	3,095,296
(1-year CMT + 1.75%), 4.72%, 08/11/26(f)	5,380	5,368,254
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(f)	$21,874	$ 23,447,596
Mitsubishi UFJ Financial Group, Inc.(f)
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	13,971,863
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,459,427
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	788,532
Mizuho Financial Group, Inc.(f)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,501,407
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,885,214
(1-year CMT + 1.90%), 5.75%, 07/06/34	17,915	18,262,121
Morgan Stanley
3.95%, 04/23/27	509	498,824
3.59%, 07/22/28(f)	325	313,399
(1-day SOFR + 0.86%), 1.51%, 07/20/27(f)	2,115	2,009,980
(1-day SOFR + 1.00%), 2.48%, 01/21/28(f)	13	12,389
(1-day SOFR + 1.03%), 1.79%, 02/13/32(f)	10,780	8,794,687
(1-day SOFR + 1.10%), 4.65%, 10/18/30(f)	894	874,841
(1-day SOFR + 1.14%), 2.70%, 01/22/31(f)	12,132	10,779,395
(1-day SOFR + 1.20%), 2.51%, 10/20/32(f)	7,670	6,426,742
(1-day SOFR + 1.58%), 5.83%, 04/19/35(f)	4,540	4,626,457
(1-day SOFR + 1.59%), 5.16%, 04/20/29(f)	2,295	2,301,460
(1-day SOFR + 1.61%), 4.21%, 04/20/28(f)	18	17,742
(1-day SOFR + 1.67%), 4.68%, 07/17/26(f)	9,420	9,409,916
(1-day SOFR + 1.73%), 5.47%, 01/18/35(f)	1,115	1,108,771
(1-day SOFR + 1.87%), 5.25%, 04/21/34(f)	10,910	10,743,024
(1-day SOFR + 1.99%), 2.19%, 04/28/26(f)	2,440	2,418,238
(1-day SOFR + 3.12%), 3.62%, 04/01/31(f)	5,287	4,910,715
PNC Financial Services Group, Inc.(f)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,243,772
(1-day SOFR + 1.60%), 5.40%, 07/23/35	3,315	3,289,229
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33	8,350	8,641,315
Popular, Inc., 7.25%, 03/13/28	3,405	3,506,796
Royal Bank of Canada
1.15%, 06/10/25	2,500	2,461,788
1.20%, 04/27/26	1,495	1,430,312
2.05%, 01/21/27	8,000	7,595,731
5.20%, 08/01/28	1,220	1,230,119
4.95%, 02/01/29	1,840	1,843,802
5.00%, 02/01/33	1,880	1,847,798
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(f)	5,259	5,328,508
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(f)	3,000	2,931,370
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	359,679
1.47%, 07/08/25	7,252	7,130,463
5.46%, 01/13/26	5,130	5,169,379
1.40%, 09/17/26	7,800	7,375,566
2.17%, 01/14/27	2,735	2,599,233
5.52%, 01/13/28	5,590	5,678,814
5.56%, 07/09/34	13,300	13,426,697
Toronto-Dominion Bank
3.77%, 06/06/25	15,240	15,183,184
4.69%, 09/15/27	6,755	6,739,999
Truist Financial Corp.
1.20%, 08/05/25	3,401	3,332,515
(1-day SOFR + 0.86%), 1.89%, 06/07/29(f)	199	179,539
(1-day SOFR + 1.62%), 5.44%, 01/24/30(f)	4,635	4,675,909
(1-day SOFR + 2.36%), 5.87%, 06/08/34(f)	5,010	5,100,680
U.S. Bancorp(f)
(1-day SOFR + 1.66%), 4.55%, 07/22/28	1,730	1,715,847
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,457,197
UBS AG, 5.65%, 09/11/28	3,500	3,581,190

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.(f)
(1-day SOFR + 1.07%), 5.71%, 04/22/28	$13,455	$ 13,676,320
(1-day SOFR + 1.32%), 3.91%, 04/25/26	2,631	2,622,952
(1-day SOFR + 1.38%), 5.21%, 12/03/35	8,760	8,523,208
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,643,714
(1-day SOFR + 1.51%), 3.53%, 03/24/28	5,719	5,547,021
(1-day SOFR + 1.56%), 4.54%, 08/15/26	7,464	7,449,094
(1-day SOFR + 1.78%), 5.50%, 01/23/35	10,545	10,500,184
(1-day SOFR + 1.79%), 6.30%, 10/23/29	3,212	3,342,670
(1-day SOFR + 1.98%), 4.81%, 07/25/28	5,564	5,544,264
(1-day SOFR + 1.99%), 5.56%, 07/25/34	14,550	14,530,580
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,825
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	4,271	3,766,519
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,040
		839,715,487
Beverages — 0.6%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,770,908
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,363,218
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,526,093
2.88%, 05/01/30	310	276,996
Diageo Capital PLC
2.38%, 10/24/29	405	362,920
2.00%, 04/29/30	2,710	2,339,246
5.50%, 01/24/33(d)	18,405	18,735,023
		38,374,404
Biotechnology — 0.4%
Amgen, Inc.
5.15%, 03/02/28	3,035	3,057,079
4.05%, 08/18/29	1,225	1,179,491
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,743	6,473,280
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	17,219,728
		27,929,578
Broadline Retail(a) — 0.4%
Rakuten Group, Inc.
11.25%, 02/15/27	9,829	10,713,895
9.75%, 04/15/29	9,927	10,744,737
Wayfair LLC, 7.25%, 10/31/29	6,696	6,692,650
		28,151,282
Building Materials — 0.2%
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,793,070
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,055	2,017,847
Masco Corp., 3.50%, 11/15/27	2,925	2,817,019
Sisecam U.K. PLC(a)
8.25%, 05/02/29	1,763	1,766,420
8.63%, 05/02/32	4,930	4,894,554
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,533,171
		15,822,081
Building Products — 0.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	2,776	2,710,373
Home Depot, Inc., 2.50%, 04/15/27	150	143,537
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,865,894
2.63%, 04/01/31	1,155	1,003,199
Patrick Industries, Inc., 6.38%, 11/01/32(a)	2,260	2,186,964
		14,909,967
Capital Markets — 1.8%
Aptiv Swiss Holdings Ltd., 2.15%, 07/15/26	3,936	3,763,298
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp.
2.88%, 06/15/27	$6,210	$ 5,905,912
2.88%, 06/15/28	7,695	7,093,177
5.95%, 07/15/29	2,810	2,841,266
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,645,502
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	5,314,490
Blue Owl Capital Corp., 5.95%, 03/15/29	2,710	2,720,775
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,319,174
Brookfield Corp., 4.00%, 01/15/25	1,000	999,585
Brookfield Finance, Inc.
3.90%, 01/25/28	55	53,507
6.35%, 01/05/34	3,600	3,794,191
5.68%, 01/15/35	6,190	6,233,206
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,038,503
5.88%, 08/24/26	6,560	6,671,732
2.45%, 03/03/27	1,495	1,427,597
(1-day SOFR + 1.88%), 6.20%, 11/17/29(f)	3,315	3,455,491
(1-day SOFR + 2.50%), 5.85%, 05/19/34(f)	2,331	2,399,439
FS KKR Capital Corp.
4.13%, 02/01/25	105	104,859
2.63%, 01/15/27	5,275	4,992,805
3.25%, 07/15/27	2,810	2,665,299
3.13%, 10/12/28	4,080	3,694,715
7.88%, 01/15/29	60	63,818
6.13%, 01/15/30	4,840	4,836,429
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	590,604
7.05%, 12/05/28	3,400	3,526,525
6.00%, 07/15/29	7,420	7,413,970
Jefferies Financial Group, Inc., 5.88%, 07/21/28	2,085	2,132,045
Main Street Capital Corp.
3.00%, 07/14/26	2,000	1,927,500
6.95%, 03/01/29	4,390	4,563,965
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,723,281
1.85%, 07/16/25	7,520	7,395,112
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,447	5,696,488
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,698,962
		121,703,222
Chemicals — 0.7%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	976,426
Chemours Co., 8.00%, 01/15/33(a)	4,267	4,169,101
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,847,146
Eastman Chemical Co., 5.63%, 02/20/34	4,920	4,918,682
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,596,005
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,411,122
NOVA Chemicals Corp., 9.00%, 02/15/30(a)	2,500	2,637,114
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	110	101,126
OCI NV, 6.70%, 03/16/33(a)	4,492	4,528,500
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,534,313
Rain Carbon, Inc., 12.25%, 09/01/29(a)	4,273	4,516,118
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,277,926
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	5,969,089
		50,482,668
Commercial Services & Supplies — 0.8%
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	1,067	1,042,367
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
CoreCivic, Inc., 8.25%, 04/15/29	$2,655	$ 2,807,934
Deluxe Corp.(a)
8.00%, 06/01/29	5,326	5,119,541
8.13%, 09/15/29	3,992	4,047,970
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)	900	947,265
GEO Group, Inc.
8.63%, 04/15/29	5,396	5,699,143
10.25%, 04/15/31	5,574	6,077,105
PROG Holdings, Inc., 6.00%, 11/15/29(a)	5,248	5,039,785
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,372,409
2.35%, 01/15/32	5,895	4,877,239
Upbound Group, Inc., 6.38%, 02/15/29(a)	4,268	4,148,953
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,999,797
		53,179,508
Construction & Engineering(a) — 0.1%
MasTec, Inc., 6.63%, 08/15/29	1,491	1,494,728
Tutor Perini Corp., 11.88%, 04/30/29	3,335	3,687,159
		5,181,887
Consumer Finance — 2.3%
American Express Co.
4.05%, 05/03/29	3,650	3,563,384
(1-day SOFR + 1.84%), 5.04%, 05/01/34(f)	13,860	13,618,434
(1-day SOFR + 1.93%), 5.63%, 07/28/34(f)	1,440	1,454,023
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,819,969
5.15%, 05/15/33	7,000	6,987,681
Blue Owl Finance LLC, 6.25%, 04/18/34	6,150	6,318,148
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	8,010	8,608,669
Capital One Financial Corp.(f)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,285,012
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	63,793
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	12,959,735
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	593,172
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,605	5,787,716
CPI CG, Inc., 10.00%, 07/15/29(a)	6,087	6,503,460
Enova International, Inc.(a)
11.25%, 12/15/28	5,583	6,027,915
9.13%, 08/01/29	3,906	4,062,436
Equifax, Inc., 4.80%, 09/15/29	5,130	5,064,884
goeasy Ltd.(a)
9.25%, 12/01/28	2,498	2,662,315
7.63%, 07/01/29	5,941	6,070,448
6.88%, 05/15/30	1,625	1,638,544
Mastercard, Inc.
2.95%, 06/01/29	260	242,596
1.90%, 03/15/31	167	141,221
4.55%, 01/15/35	4,385	4,201,960
OneMain Finance Corp.
7.88%, 03/15/30	5,379	5,611,144
7.50%, 05/15/31	5,851	6,005,065
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,439,752
2.50%, 12/01/29	115	103,346
1.25%, 08/15/30	1,905	1,576,014
2.90%, 03/01/32	11,640	10,156,192
Synchrony Financial, 7.25%, 02/02/33	6,319	6,522,936
		156,089,964
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,176,789
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	$5,068	$ 5,016,716
4.10%, 04/15/50	5,997	3,707,427
		9,900,932
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	11,406	9,797,674
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
4.13%, 08/15/26	7,034	6,330,600
5.25%, 08/15/27	4,922	2,794,172
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	4,876	4,804,844
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,987	4,010,204
Packaging Corp. of America, 5.70%, 12/01/33	10,640	10,860,217
		38,597,711
Diversified REITs — 1.1%
American Tower Corp.
2.95%, 01/15/25	8,075	8,069,804
5.80%, 11/15/28	3,975	4,080,698
5.00%, 01/31/30	1,215	1,208,006
5.40%, 01/31/35	730	722,031
Crown Castle, Inc.
3.65%, 09/01/27	7,183	6,965,691
3.80%, 02/15/28	1,116	1,073,860
5.60%, 06/01/29	540	550,447
Equinix, Inc., 1.45%, 05/15/26	3,465	3,313,909
ERP Operating LP, 4.65%, 09/15/34	3,185	3,020,238
Mid-America Apartments LP, 1.10%, 09/15/26	260	244,928
Prologis LP
4.88%, 06/15/28	1,245	1,248,030
4.75%, 06/15/33	3,435	3,324,591
Rithm Capital Corp., 8.00%, 04/01/29(a)	5,970	5,973,655
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	7,379	7,868,083
4.75%, 04/15/28	4,950	4,639,321
6.50%, 02/15/29	9,716	8,815,946
VICI Properties LP, 4.38%, 05/15/25	975	972,236
VICI Properties LP/VICI Note Co., Inc.(a)
4.63%, 06/15/25	8,410	8,376,938
5.75%, 02/01/27	160	161,376
3.75%, 02/15/27	615	596,725
3.88%, 02/15/29	620	584,221
4.63%, 12/01/29	100	95,783
4.13%, 08/15/30	300	278,750
		72,185,267
Diversified Telecommunication Services — 2.7%
AT&T, Inc.
1.70%, 03/25/26	19,033	18,347,900
2.30%, 06/01/27	11,475	10,830,772
4.35%, 03/01/29	162	158,491
Cisco Systems, Inc., 5.05%, 02/26/34	3,320	3,308,019
CommScope LLC(a)
6.00%, 03/01/26	2,267	2,255,665
8.25%, 03/01/27	7,026	6,719,468
CommScope Technologies LLC, 5.00%, 03/15/27(a)	7,953	7,099,121
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	6,848	6,588,586
EchoStar Corp., (6.75% PIK), 6.75%, 11/30/30(e)	5,912	5,361,882
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,758,266
6.63%, 08/01/26	10,053	7,964,784

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	$8,870	$ 7,972,888
10.50%, 04/15/29	6,268	6,985,059
10.75%, 12/15/30	5,047	5,630,694
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	2,909	2,891,537
Millicom International Cellular SA(a)
4.50%, 04/27/31	2,970	2,609,888
7.38%, 04/02/32	6,560	6,503,650
Motorola Solutions, Inc.
4.60%, 02/23/28	50	49,526
4.60%, 05/23/29	600	590,186
2.30%, 11/15/30	200	171,258
2.75%, 05/24/31	3,485	3,017,846
5.60%, 06/01/32	11,250	11,479,810
5.40%, 04/15/34	5,765	5,767,334
Sprint Capital Corp., 8.75%, 03/15/32	2,510	2,996,698
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,828,102
2.05%, 02/15/28	6,900	6,336,536
2.88%, 02/15/31	4,975	4,372,137
5.15%, 04/15/34	3,045	2,995,822
4.70%, 01/15/35	9,750	9,221,641
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	1,890,265
4.78%, 02/15/35(a)	781	743,458
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	4,162	4,298,609
Zegona Finance PLC, 8.63%, 07/15/29(a)	9,310	9,868,907
		184,614,805
Electric Utilities — 2.7%
AEP Texas, Inc.
3.95%, 06/01/28	50	48,313
5.40%, 06/01/33	125	123,847
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	555,855
AES Corp., 1.38%, 01/15/26	3,584	3,451,945
Alabama Power Co., 3.05%, 03/15/32	1,465	1,285,647
Ameren Corp., 3.50%, 01/15/31	140	127,763
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,522,737
4.95%, 06/01/33	470	461,286
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,907,593
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	690,560
Series BB, 4.50%, 08/01/32	2,120	1,994,573
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,892,181
Atlantic City Electric Co., 4.00%, 10/15/28	50	48,500
Avangrid, Inc., 3.80%, 06/01/29	100	94,767
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	95,193
3.70%, 07/15/30	5,170	4,864,411
1.65%, 05/15/31	245	199,044
Black Hills Corp., 3.15%, 01/15/27	1,960	1,891,616
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	551,401
Series AI, 4.45%, 10/01/32	1,850	1,760,847
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,261,762
Commonwealth Edison Co.
2.20%, 03/01/30	170	149,058
4.90%, 02/01/33	665	650,994
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
5.30%, 06/01/34	$3,570	$ 3,578,724
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,887,683
Series 20A, 3.35%, 04/01/30	330	307,091
Constellation Energy Generation LLC
3.25%, 06/01/25	770	764,988
5.80%, 03/01/33	620	633,521
Dominion Energy, Inc.
4.25%, 06/01/28	165	161,869
Series A, 1.45%, 04/15/26	621	595,630
Series B, 3.60%, 03/15/27	1,300	1,267,971
Series C, 3.38%, 04/01/30	916	842,559
Series C, 2.25%, 08/15/31	1,375	1,144,352
DTE Electric Co., Series C, 2.63%, 03/01/31	390	341,162
DTE Energy Co.
2.85%, 10/01/26	5,000	4,844,019
5.85%, 06/01/34	610	626,204
Series C, 3.40%, 06/15/29	122	114,119
Series F, 1.05%, 06/01/25	630	620,270
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	3,982,614
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,145,789
3.40%, 06/15/29	255	238,916
2.55%, 06/15/31	3,870	3,304,174
5.75%, 09/15/33	640	656,158
Duke Energy Florida LLC, 1.75%, 06/15/30	115	97,565
Duke Energy Progress LLC, 5.25%, 03/15/33	755	756,578
Edison International
4.95%, 04/15/25	2,500	2,497,936
5.25%, 03/15/32	175	173,116
Entergy Arkansas LLC, 5.30%, 09/15/33	720	724,439
Entergy Corp., 0.90%, 09/15/25	290	282,018
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,082,243
Entergy Mississippi LLC, 5.00%, 09/01/33	920	900,100
Entergy Texas, Inc., 4.00%, 03/30/29	50	48,381
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	888,597
Evergy, Inc., 2.90%, 09/15/29	100	90,988
Eversource Energy
5.13%, 05/15/33	3,070	2,982,643
Series M, 3.30%, 01/15/28	1,000	950,448
Exelon Corp.
3.95%, 06/15/25	1,500	1,493,422
5.15%, 03/15/28	2,050	2,061,942
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,758,704
Florida Power & Light Co., 2.45%, 02/03/32	190	160,334
Georgia Power Co.
3.25%, 03/30/27	50	48,530
4.65%, 05/16/28	3,000	2,987,350
4.70%, 05/15/32	900	876,861
Series B, 2.65%, 09/15/29	700	634,905
Interstate Power and Light Co.
2.30%, 06/01/30	310	268,359
4.95%, 09/30/34	900	865,229
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,213,773
MidAmerican Energy Co., 3.65%, 04/15/29	310	295,650
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26(d)	6,475	6,145,919
5.05%, 09/15/28	790	795,988
3.70%, 03/15/29	100	95,566
2.40%, 03/15/30	1,105	974,831
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
5.80%, 01/15/33	$2,350	$ 2,431,030
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	615,643
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	10,570	10,552,244
5.75%, 09/01/25	70	70,427
1.90%, 06/15/28	1,335	1,208,527
3.50%, 04/01/29	150	141,549
2.75%, 11/01/29	1,005	911,428
5.05%, 02/28/33	7,450	7,303,087
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,631,529
Ohio Power Co.
5.00%, 06/01/33	500	483,544
5.65%, 06/01/34	1,295	1,303,481
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,387,010
4.15%, 06/01/32	555	518,962
4.55%, 09/15/32	385	369,943
5.65%, 11/15/33	355	364,009
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,309,042
3.00%, 06/15/28	1,265	1,185,329
4.55%, 07/01/30	35	33,873
2.50%, 02/01/31	1,265	1,081,673
3.25%, 06/01/31	1,750	1,551,617
6.40%, 06/15/33	3,358	3,539,582
PacifiCorp., 5.30%, 02/15/31	725	731,376
PECO Energy Co., 4.90%, 06/15/33	1,510	1,483,684
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,045,234
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	494,064
4.85%, 02/15/34	2,265	2,205,787
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,087,557
Series 38, 4.10%, 06/01/32	1,370	1,284,475
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	319,683
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,839,444
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,205,763
4.65%, 03/15/33	1,575	1,524,080
5.20%, 08/01/33	740	740,491
4.85%, 08/01/34	270	262,492
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	91,605
5.45%, 04/01/34	300	299,214
Puget Energy, Inc., 2.38%, 06/15/28	170	155,190
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	235,178
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,379,730
Sempra
3.40%, 02/01/28	50	47,796
3.70%, 04/01/29	350	332,411
5.50%, 08/01/33	640	641,312
Southern California Edison Co.
2.85%, 08/01/29	115	104,961
5.45%, 06/01/31	4,090	4,155,885
5.95%, 11/01/32	3,168	3,304,011
5.20%, 06/01/34	810	801,388
Series B, 3.65%, 03/01/28	770	741,528
Southern Co., 5.20%, 06/15/33	1,320	1,304,887
Southern Power Co., 0.90%, 01/15/26	2,000	1,921,038
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Electric Power Co., 5.30%, 04/01/33	$920	$ 909,773
Tucson Electric Power Co., 1.50%, 08/01/30	30	24,774
Union Electric Co.
3.50%, 03/15/29	50	47,474
2.95%, 03/15/30	240	218,416
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,293,749
5.30%, 08/15/33	310	308,460
WEC Energy Group, Inc., 5.60%, 09/12/26	516	522,654
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	158,639
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,066,936
Xcel Energy, Inc.
4.60%, 06/01/32	860	818,432
5.45%, 08/15/33	260	257,907
5.50%, 03/15/34	350	348,631
		183,549,759
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp.
4.75%, 03/30/26	785	785,451
2.80%, 02/15/30	1,000	904,427
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,640,041
3.25%, 02/15/29	9,100	8,383,027
3.57%, 12/01/31	15,580	13,866,518
Honeywell International, Inc., 4.50%, 01/15/34(d)	7,150	6,822,196
Jabil, Inc.
1.70%, 04/15/26	2,580	2,476,518
4.25%, 05/15/27	4,140	4,082,659
5.45%, 02/01/29	3,345	3,372,314
Keysight Technologies, Inc., 4.95%, 10/15/34	2,055	1,976,640
Xerox Holdings Corp., 5.50%, 08/15/28(a)	3,242	2,780,906
		47,090,697
Energy Equipment & Services(a) — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28	472	469,537
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	1,595	1,695,257
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	3,706	3,771,401
Weatherford International Ltd., 8.63%, 04/30/30	2,482	2,562,268
		8,498,463
Entertainment(a) — 0.3%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29	10,863	9,643,297
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29	9,190	7,214,150
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29	1,455	1,298,253
8.45%, 07/27/30	4,669	4,854,826
		23,010,526
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,469,865
3.95%, 05/15/28	2,485	2,419,470
5.20%, 11/15/34	12,465	12,345,654
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,914,502
2.60%, 02/01/30	110	98,397
3.20%, 06/01/32	1,390	1,216,561
Waste Management, Inc., 4.95%, 07/03/31	9,985	9,995,047
		32,459,496

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services — 1.0%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(f)	$2,451	$ 2,374,608
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,216,682
6.88%, 04/15/30	2,595	2,595,939
9.25%, 07/01/31	7,468	7,928,412
Coinbase Global, Inc.(a)
3.38%, 10/01/28	11,386	10,246,261
3.63%, 10/01/31	2,969	2,508,970
Credit Acceptance Corp., 9.25%, 12/15/28(a)	5,458	5,772,785
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	4,040,431
1.85%, 09/15/32	1,095	866,307
LD Holdings Group LLC, 8.75%, 11/01/27(a)	5,977	5,741,531
Nasdaq, Inc., 5.65%, 06/28/25	1,012	1,016,240
Nationstar Mortgage Holdings, Inc.(a)
6.50%, 08/01/29	2,890	2,885,104
5.13%, 12/15/30	2,079	1,939,772
5.75%, 11/15/31	2,751	2,629,454
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	1,255	1,270,949
5.75%, 09/15/31	4,416	4,206,108
United Wholesale Mortgage LLC(a)
5.75%, 06/15/27	2,049	2,023,908
5.50%, 04/15/29	5,278	5,084,028
UWM Holdings LLC, 6.63%, 02/01/30(a)	1,560	1,550,362
		65,897,851
Food Products — 0.3%
General Mills, Inc., 4.00%, 04/17/25	690	688,168
Hershey Co., 4.50%, 05/04/33	7,530	7,319,041
Kroger Co.
2.20%, 05/01/30	40	34,695
5.00%, 09/15/34	4,110	3,980,575
Mondelez International, Inc.
1.50%, 05/04/25	585	578,337
2.63%, 03/17/27	2,070	1,980,008
TreeHouse Foods, Inc., 4.00%, 09/01/28	5,188	4,710,766
United Natural Foods, Inc., 6.75%, 10/15/28(a)	4,251	4,187,922
		23,479,512
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26	2,246	2,164,362
5.75%, 05/20/27	4,741	4,401,529
9.38%, 06/01/28(a)	6,388	6,144,062
Atmos Energy Corp., 5.90%, 11/15/33	690	721,825
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	893,489
NiSource, Inc., 0.95%, 08/15/25	4,330	4,223,268
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,536,144
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	47,129
5.40%, 06/15/33	1,255	1,254,807
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,616,603
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	389,417
4.95%, 09/15/34	1,220	1,180,630
Southwest Gas Corp.
2.20%, 06/15/30	25	21,526
4.05%, 03/15/32	2,995	2,781,491
		28,376,282
Security	Par (000)	Value
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	$1,400	$ 1,291,903
Health Care Equipment & Supplies — 0.3%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	516,583
2.30%, 03/12/31	750	635,788
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	9,040	9,356,400
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,736,906
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	2,700	2,739,387
		19,985,064
Health Care Providers & Services — 1.1%
DaVita, Inc.(a)
4.63%, 06/01/30	5,114	4,701,429
6.88%, 09/01/32	1,795	1,808,759
HCA, Inc.
3.50%, 09/01/30	3,740	3,396,670
5.45%, 04/01/31	8,280	8,263,337
3.63%, 03/15/32	9,030	7,958,776
5.60%, 04/01/34	18,770	18,490,183
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,928,292
UnitedHealth Group, Inc.
5.30%, 02/15/30(d)	10,340	10,506,669
2.00%, 05/15/30	3,585	3,090,046
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	7,948,757
2.65%, 01/15/32	9,342	7,645,536
5.05%, 10/15/34	1,425	1,329,592
		77,068,046
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26	4,390	4,041,625
5.00%, 10/15/27	2,681	2,260,302
4.63%, 08/01/29	4,659	3,338,403
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	2,210	2,209,202
Welltower OP LLC
4.00%, 06/01/25	2,955	2,944,040
3.85%, 06/15/32	6,180	5,653,010
		20,446,582
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35	2,150	2,104,581
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,747,641
XHR LP(a)
4.88%, 06/01/29	4,975	4,693,402
6.63%, 05/15/30	2,259	2,266,414
		11,812,038
Hotels, Restaurants & Leisure — 1.3%
Amer Sports Co., 6.75%, 02/16/31(a)	2,904	2,937,483
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,777
4.35%, 10/15/27	1,055	1,040,730
4.55%, 10/15/29	1,755	1,712,051
6.30%, 10/10/33	2,820	2,957,950
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	5,727	5,900,842
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	1,889	1,779,984
4.88%, 07/01/31	5,310	4,753,230
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,213,520
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. (continued)
5.38%, 12/15/31	$4,855	$ 4,831,965
Las Vegas Sands Corp.
6.00%, 08/15/29	2,780	2,816,100
6.20%, 08/15/34	6,770	6,807,894
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,499,703
5.55%, 10/15/28	2,120	2,165,994
4.90%, 04/15/29	605	603,843
5.30%, 05/15/34	2,620	2,599,603
Series AA, 4.65%, 12/01/28	193	191,603
Series FF, 4.63%, 06/15/30	170	166,836
Series HH, 2.85%, 04/15/31	8,145	7,115,395
McDonald’s Corp., 4.60%, 09/09/32	26,493	25,783,469
Sabre GLBL, Inc.(a)
8.63%, 06/01/27	2,609	2,573,093
11.25%, 12/15/27	3,627	3,905,242
10.75%, 11/15/29	4,407	4,546,445
Starbucks Corp., 3.55%, 08/15/29	40	37,870
		89,950,622
Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	282,516
4.88%, 02/15/30	4,940	4,461,155
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(a)	3,357	3,655,052
LGI Homes, Inc.(a)
8.75%, 12/15/28	1,741	1,826,217
7.00%, 11/15/32	1,180	1,168,365
NVR, Inc., 3.00%, 05/15/30	10,320	9,311,172
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,890,309
3.80%, 11/01/29	2,750	2,588,471
		28,183,257
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,804,655
4.15%, 03/15/33	1,715	1,612,202
LSB Industries, Inc., 6.25%, 10/15/28(a)	4,661	4,518,923
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,180,635
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,605,182
		14,721,597
Insurance — 2.3%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,263,187
Allstate Corp., 5.05%, 06/24/29	5,130	5,153,334
Aon Corp., 2.80%, 05/15/30	405	360,873
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	473,240
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,214,406
5.50%, 03/02/33	3,360	3,385,124
6.50%, 02/15/34	8,190	8,798,033
5.45%, 07/15/34	1,400	1,407,751
Assurant, Inc.
4.90%, 03/27/28	4,810	4,796,935
3.70%, 02/22/30	3,500	3,257,470
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,345,986
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,500,821
Security	Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	$3,661	$ 3,736,332
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,230,994
4.20%, 03/17/32	10,550	9,723,713
5.65%, 06/11/34	2,640	2,642,854
Enstar Group Ltd., 3.10%, 09/01/31	16,139	13,799,269
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	896,317
5.63%, 08/16/32	6,370	6,442,884
6.00%, 12/07/33	14,566	15,011,545
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	321	320,979
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,637,134
2.38%, 12/15/31	2,381	1,995,990
5.75%, 11/01/32	21,330	22,053,878
5.40%, 09/15/33	9,993	10,111,874
MGIC Investment Corp., 5.25%, 08/15/28	597	584,070
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,652,978
Progressive Corp., 3.20%, 03/26/30	4,830	4,460,243
Reinsurance Group of America, Inc., 5.75%, 09/15/34	5,910	5,956,502
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,617,876
Unum Group, 4.00%, 06/15/29	4,996	4,784,316
		156,616,908
Interactive Media & Services — 0.6%
Baidu, Inc., 1.72%, 04/09/26	2,170	2,083,786
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	3,392	3,408,319
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	2,914,047
3.85%, 08/15/32(d)	18,875	17,541,364
4.75%, 08/15/34(d)	12,750	12,411,220
		38,358,736
Internet Software & Services — 0.4%
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	6,614	5,807,126
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,828,276
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,299,485
2.70%, 06/15/31	14,505	12,435,941
		24,370,828
IT Services — 0.7%
Accenture Capital, Inc., 4.50%, 10/04/34	605	574,943
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	5,447	5,192,372
Fortinet, Inc., 2.20%, 03/15/31	750	637,297
International Business Machines Corp.
3.30%, 05/15/26	16,600	16,300,428
2.20%, 02/09/27	5,120	4,864,478
4.15%, 07/27/27	19,620	19,393,886
Leidos, Inc., 2.30%, 02/15/31	5,070	4,257,594
		51,220,998
Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	141,776
Machinery — 0.2%
IDEX Corp., 2.63%, 06/15/31	4,980	4,276,631
Otis Worldwide Corp.
2.06%, 04/05/25	417	413,783

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp. (continued)
2.29%, 04/05/27	$65	$ 61,589
2.57%, 02/15/30	784	696,411
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	2,305	2,286,460
5.61%, 03/11/34	4,940	5,003,328
		12,738,202
Media — 2.0%
Cable One, Inc., 4.00%, 11/15/30(a)	5,991	5,005,947
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.00%, 02/01/28	1,758	1,694,525
5.38%, 06/01/29	1,725	1,648,119
6.38%, 09/01/29	1,061	1,051,930
4.50%, 08/15/30	885	794,372
4.25%, 02/01/31	420	366,041
7.38%, 03/01/31	18,551	18,912,436
4.75%, 02/01/32	1,400	1,228,750
4.50%, 06/01/33	7,019	5,905,700
Comcast Corp.
3.40%, 04/01/30	4,480	4,156,976
4.80%, 05/15/33	8,230	7,995,024
Directv Financing LLC, 8.88%, 02/01/30(a)	3,863	3,801,350
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	12,678	12,352,158
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,658,046
3.45%, 03/01/32	5,934	5,236,499
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,774,245
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,050,458
4.75%, 11/01/28	6,984	6,511,749
Paramount Global, 4.20%, 05/19/32	5,320	4,688,598
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	9,272	6,258,600
4.13%, 12/01/30	6,907	5,080,099
Sirius XM Radio, Inc.(a)
5.50%, 07/01/29	4,015	3,849,638
4.13%, 07/01/30	6,401	5,586,457
TEGNA, Inc.
4.63%, 03/15/28	9,433	8,914,210
5.00%, 09/15/29	12,955	12,115,880
		137,637,807
Metals & Mining — 1.6%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	3,563	3,643,880
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(d)	23,560	23,512,627
4.90%, 02/28/33	5,350	5,255,705
Cleveland-Cliffs, Inc.(a)
7.00%, 03/15/32	8,715	8,559,095
7.38%, 05/01/33	3,740	3,673,436
Coronado Finance Pty. Ltd., 9.25%, 10/01/29(a)	6,434	6,524,843
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,353,966
Endeavour Mining PLC, 5.00%, 10/14/26(a)	4,773	4,619,357
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	9,261	9,799,342
8.63%, 06/01/31	6,121	6,272,128
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	948,494
4.38%, 08/01/28	240	233,439
4.25%, 03/01/30	750	712,750
IAMGOLD Corp., 5.75%, 10/15/28(a)	4,033	3,889,909
Security	Par (000)	Value
Metals & Mining (continued)
Nucor Corp., 3.13%, 04/01/32	$3,125	$ 2,736,647
Reliance, Inc.
1.30%, 08/15/25	6,690	6,537,111
2.15%, 08/15/30	2,000	1,706,766
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	750,345
Southern Copper Corp., 3.88%, 04/23/25	200	198,408
Stillwater Mining Co.(a)
4.00%, 11/16/26	4,425	4,181,625
4.50%, 11/16/29	6,029	5,064,360
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,458	4,064,112
Taseko Mines Ltd., 8.25%, 05/01/30(a)	5,166	5,273,167
		112,511,512
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	3,369	2,923,819
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	3,688	3,791,311
Starwood Property Trust, Inc., 7.25%, 04/01/29	3,369	3,455,934
		10,171,064
Oil, Gas & Consumable Fuels — 7.2%
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(a)	2,947	2,937,178
California Resources Corp., 8.25%, 06/15/29(a)	8,885	9,009,814
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	2,682	2,725,510
Canadian Natural Resources Ltd.
2.05%, 07/15/25	4,231	4,167,460
5.40%, 12/15/34(a)	6,945	6,754,348
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,435,334
Cheniere Energy, Inc.
4.63%, 10/15/28	3,590	3,512,130
5.65%, 04/15/34	3,200	3,218,381
Chevron Corp., 2.24%, 05/11/30	170	149,727
Civitas Resources, Inc.(a)
8.38%, 07/01/28	4,741	4,923,853
8.75%, 07/01/31	6,682	6,966,209
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	445,946
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	8,510	8,487,477
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,167,200
ConocoPhillips Co., 5.00%, 01/15/35	9,800	9,519,492
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	1,006,328
4.38%, 01/15/28	910	884,808
Coterra Energy, Inc., 5.40%, 02/15/35	1,425	1,381,810
Crescent Energy Finance LLC(a)
9.25%, 02/15/28	2,717	2,839,520
7.63%, 04/01/32	6,976	6,940,103
7.38%, 01/15/33	4,535	4,404,114
CVR Energy, Inc., 8.50%, 01/15/29(a)	1,871	1,794,643
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,443,844
8.13%, 08/16/30	240	271,969
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	8,928	9,230,988
Devon Energy Corp., 5.20%, 09/15/34	3,120	2,961,734
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	5,420	5,624,479
Diamondback Energy, Inc.
6.25%, 03/15/33	545	566,536
5.40%, 04/18/34	8,065	7,929,814
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,673,874
5.63%, 04/05/34	2,615	2,630,401
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energean PLC, 6.50%, 04/30/27(a)	$4,000	$ 3,980,000
Energy Transfer LP
4.05%, 03/15/25	2,495	2,490,067
2.90%, 05/15/25	5,200	5,159,883
5.63%, 05/01/27(a)	4,250	4,251,097
5.75%, 02/15/33	5,945	6,026,493
EQT Corp.
5.00%, 01/15/29	880	867,368
7.00%, 02/01/30	212	225,162
3.63%, 05/15/31(a)	855	761,861
Expand Energy Corp., 5.70%, 01/15/35	2,740	2,689,266
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,225	1,307,336
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	1,809	1,826,873
7.88%, 05/15/32	3,639	3,563,793
8.00%, 05/15/33	755	738,867
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	3,522	3,621,086
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	1,378	1,484,601
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,226,181
Hess Corp., 4.30%, 04/01/27	1,255	1,242,194
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,521,257
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	4,211	4,339,983
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,649,938
5.10%, 08/01/29	9,430	9,428,709
Kosmos Energy Ltd., 7.13%, 04/04/26(a)	2,795	2,739,100
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	5,037	4,986,478
Marathon Petroleum Corp., 4.70%, 05/01/25	4,690	4,684,616
MPLX LP
4.88%, 06/01/25	26,925	26,906,177
1.75%, 03/01/26	8,000	7,723,846
4.13%, 03/01/27	4,000	3,940,624
4.25%, 12/01/27	12,830	12,628,496
2.65%, 08/15/30	5,510	4,821,405
5.00%, 03/01/33	20,410	19,601,985
NFE Financing LLC, 12.00%, 11/15/29(a)	24,193	25,415,131
Noble Finance II LLC, 8.00%, 04/15/30(a)	8,367	8,450,387
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	4,211	4,275,537
8.75%, 06/15/31	3,213	3,316,467
Occidental Petroleum Corp., 5.38%, 01/01/32	2,335	2,286,318
ONEOK, Inc.
2.20%, 09/15/25	6,880	6,755,827
5.85%, 01/15/26	8,156	8,227,594
4.00%, 07/13/27	15,600	15,321,263
6.35%, 01/15/31	2,330	2,449,535
6.05%, 09/01/33	7,840	8,067,581
Ovintiv, Inc., 5.38%, 01/01/26	605	607,110
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	3,456	3,314,284
7.88%, 09/15/30(a)	4,507	4,422,698
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,077,369
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	2,941,022
5.70%, 09/15/34	1,485	1,481,910
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	2,450	2,381,804
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	2,976	3,059,554
SM Energy Co.(a)
6.75%, 08/01/29	6,290	6,226,266
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.(a) (continued)
7.00%, 08/01/32	$3,520	$ 3,470,553
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,843	3,849,747
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	4,402	4,565,490
Talos Production, Inc.(a)
9.00%, 02/01/29	6,544	6,713,895
9.38%, 02/01/31	5,583	5,691,229
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,707,515
6.15%, 03/01/29	9,315	9,668,533
5.50%, 02/15/35	2,890	2,843,247
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,182,451
5.00%, 01/15/28	4,159	4,113,882
4.88%, 02/01/31	5,230	5,049,780
TotalEnergies Capital SA, 5.15%, 04/05/34	4,950	4,928,371
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	9,646	9,887,743
Valaris Ltd., 8.38%, 04/30/30(a)	7,342	7,419,304
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	1,635	1,700,879
9.50%, 02/01/29	5,458	6,032,542
8.38%, 06/01/31	1,620	1,689,541
9.88%, 02/01/32	4,100	4,498,845
Western Midstream Operating LP
6.35%, 01/15/29	860	889,388
6.15%, 04/01/33	2,560	2,609,318
Williams Cos., Inc., 4.00%, 09/15/25	3,000	2,984,502
		491,014,178
Passenger Airlines(a) — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27	9,623	9,671,631
American Airlines, Inc.
7.25%, 02/15/28	6,963	7,137,272
8.50%, 05/15/29	2,493	2,617,484
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	15,616	16,590,239
		36,016,626
Pharmaceuticals — 1.4%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,709,038
5.05%, 03/15/34(d)	7,360	7,271,543
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	7,170	6,506,775
11.00%, 09/30/28	6,977	6,628,150
14.00%, 10/15/30	2,842	2,635,544
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,689,074
5.35%, 11/15/34	4,420	4,325,163
Cencora, Inc.
3.45%, 12/15/27	849	821,613
2.70%, 03/15/31	7,190	6,236,295
5.15%, 02/15/35	560	545,925
Eli Lilly & Co., 4.70%, 02/27/33	1,010	989,909
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,254,457
4.50%, 05/17/33(d)	16,085	15,496,728
Novartis Capital Corp., 2.20%, 08/14/30	180	157,628
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)
5.13%, 04/30/31	8,630	7,756,728
7.88%, 05/15/34	4,548	4,649,692

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	$2,600	$ 2,572,577
4.75%, 05/19/33	3,885	3,774,982
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,810,192
3.90%, 08/20/28	250	242,350
2.00%, 05/15/30	2,215	1,906,111
		93,980,474
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,237,743
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(a)(g)	1,950	1,983,411
Howard Hughes Corp., 4.38%, 02/01/31(a)	1,730	1,557,596
		11,778,750
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,335,330
Retail REITs — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,016	1,990,260
Simon Property Group LP
1.38%, 01/15/27	2,920	2,738,151
5.50%, 03/08/33	2,760	2,806,278
4.75%, 09/26/34	4,320	4,093,015
		11,627,704
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,588,762
2.10%, 10/01/31	1,335	1,118,323
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	16,861	16,597,653
Broadcom, Inc.
3.15%, 11/15/25	520	513,226
3.46%, 09/15/26	19,619	19,233,074
1.95%, 02/15/28(a)	2,460	2,252,136
2.60%, 02/15/33(a)	4,980	4,116,451
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	3,057,565
Micron Technology, Inc.
4.98%, 02/06/26	1,377	1,378,415
5.33%, 02/06/29	125	125,589
6.75%, 11/01/29	494	525,949
4.66%, 02/15/30	550	536,810
5.30%, 01/15/31	4,290	4,285,705
NVIDIA Corp., 2.85%, 04/01/30	25	22,910
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	4,171,234
Texas Instruments, Inc.
1.75%, 05/04/30	145	124,108
1.90%, 09/15/31	2,445	2,048,431
4.90%, 03/14/33(d)	12,480	12,393,922
		74,090,263
Software — 1.5%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,894,432
AppLovin Corp.
5.13%, 12/01/29	3,510	3,501,419
5.38%, 12/01/31	2,320	2,320,603
5.50%, 12/01/34	4,865	4,828,748
Cloud Software Group, Inc., 9.00%, 09/30/29(a)	3,930	3,990,104
Dye & Durham Ltd., 8.63%, 04/15/29(a)	4,416	4,631,337
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,660,835
Security	Par (000)	Value
Software (continued)
Fiserv, Inc.
5.45%, 03/02/28	$950	$ 964,977
5.38%, 08/21/28	7,660	7,764,721
5.60%, 03/02/33	9,930	10,057,307
5.45%, 03/15/34	2,800	2,801,704
Intuit, Inc.
1.65%, 07/15/30	438	369,004
5.20%, 09/15/33(d)	7,585	7,600,066
Microsoft Corp., 1.35%, 09/15/30	250	211,805
Oracle Corp.
1.65%, 03/25/26	4,960	4,781,407
4.65%, 05/06/30	2,120	2,089,400
2.88%, 03/25/31	21,445	18,870,293
4.90%, 02/06/33	7,650	7,448,268
4.70%, 09/27/34	7,020	6,653,193
Rackspace Finance LLC, 3.50%, 05/15/28(a)	5,236	3,154,961
Roper Technologies, Inc.
1.00%, 09/15/25	590	575,611
4.50%, 10/15/29	5,950	5,842,600
2.00%, 06/30/30	75	63,931
ServiceNow, Inc., 1.40%, 09/01/30	1,000	831,110
VMware LLC, 4.50%, 05/15/25	540	539,211
VMware, Inc., 4.65%, 05/15/27	2,000	1,991,545
		105,438,592
Specialty Retail — 0.7%
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,834,939
4.50%, 02/01/28	3,325	3,294,902
5.40%, 07/15/34	1,455	1,446,587
Bath & Body Works, Inc.
6.88%, 11/01/35	5,959	6,097,338
6.75%, 07/01/36	5,391	5,478,586
FirstCash, Inc.(a)
5.63%, 01/01/30	930	895,990
6.88%, 03/01/32	913	916,725
Foot Locker, Inc., 4.00%, 10/01/29(a)	3,858	3,327,228
Gap, Inc., 3.88%, 10/01/31(a)	3,031	2,620,949
Genuine Parts Co., 1.75%, 02/01/25	2,710	2,702,721
Kohl’s Corp., 4.63%, 05/01/31	6,177	4,942,258
Macy’s Retail Holdings LLC, 6.13%, 03/15/32(a)	2,415	2,267,175
Nordstrom, Inc.
4.38%, 04/01/30	1,520	1,380,064
5.00%, 01/15/44	3,417	2,554,590
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	2,930	2,670,492
		49,430,544
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.35%, 08/08/32	2,195	2,010,802
Dell International LLC/EMC Corp., 6.10%, 07/15/27	4,285	4,410,392
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	380	390,090
NCR Atleos Corp., 9.50%, 04/01/29(a)	6,098	6,605,994
		13,417,278
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
3.05%, 03/15/32	3,257	2,774,609
5.50%, 03/11/35	2,735	2,660,226
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	7,269	6,383,063
		11,817,898
Tobacco — 1.7%
Altria Group, Inc.
2.35%, 05/06/25	21,059	20,878,606
4.80%, 02/14/29	70	69,165
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
3.40%, 05/06/30	$265	$ 243,122
2.45%, 02/04/32	22,040	18,136,342
6.88%, 11/01/33	8,120	8,808,983
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,683,353
6.00%, 02/20/34	780	801,362
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,810,229
Philip Morris International, Inc.
0.88%, 05/01/26(d)	7,476	7,113,814
3.13%, 08/17/27	50	48,196
3.38%, 08/15/29	4,436	4,162,075
5.63%, 11/17/29(d)	19,819	20,413,973
2.10%, 05/01/30	790	682,954
5.50%, 09/07/30	13	13,311
5.75%, 11/17/32	7,800	8,020,379
5.38%, 02/15/33	2,340	2,344,529
5.63%, 09/07/33	4,590	4,663,142
4.90%, 11/01/34(d)	8,240	7,918,027
		116,811,562
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	8,340	7,936,156
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,187,548
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	1,958,539
5.15%, 03/01/34	505	500,898
Essential Utilities, Inc.
3.57%, 05/01/29	55	51,748
2.70%, 04/15/30	220	196,108
5.38%, 01/15/34	645	638,719
		3,346,012
Total Corporate Bonds — 59.3% (Cost: $4,079,132,918)		4,070,042,782
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(f) — 24.6%
Connecticut Avenue Securities Trust(a)
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 6.83%, 11/25/39	3,810	3,827,441
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.33%, 02/25/40	62,984	66,152,335
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.33%, 02/25/40	65,287	68,518,191
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.67%, 10/25/41	72,868	74,890,487
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.32%, 12/25/41	13,605	13,927,990
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.72%, 12/25/41	68,677	70,791,840
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.07%, 01/25/42	65,302	68,950,281
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.57%, 01/25/42	59,303	60,852,267
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.82%, 03/25/42	42,138	46,431,882
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.82%, 03/25/42	$42,692	$ 45,884,335
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.07%, 04/25/42	20,011	21,183,499
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 11.57%, 04/25/42	7,000	7,645,584
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.57%, 04/25/42	7,330	7,597,119
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 11.36%, 06/25/42	9,455	10,575,295
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 10.17%, 07/25/42	22,762	24,849,168
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 9.31%, 09/25/42	3,750	4,068,750
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.27%, 01/25/44	1,000	1,024,581
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.07%, 02/25/44	15,516	15,772,216
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 6.57%, 07/25/44	11,450	11,471,548
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.27%, 07/25/44	4,852	4,875,142
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.62%, 09/25/44	4,885	4,949,109
Fannie Mae Connecticut Avenue Securities
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 8.23%, 07/25/29	2,746	2,826,511
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 7.68%, 10/25/29	2,118	2,166,541
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 7.33%, 02/25/30	5,179	5,315,547
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.25%, 05/25/30	11,195	11,421,287
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.93%, 07/25/30	4,658	4,735,651
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 6.88%, 08/25/30	1,172	1,195,507
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 6.83%, 10/25/30	1,525	1,543,223
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.23%, 12/25/30	1,944	1,995,890
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.87%, 11/25/41(a)	64,545	66,649,283
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.57%, 11/25/41(a)	17,280	17,403,733
Fannie Mae REMIC Trust, Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 10.57%, 08/25/33(a)	2,275	2,709,942
Federal Home Loan Mortgage Corp., Series 2021- HQA1, Class B2, (30-day Avg SOFR + 5.00%), 9.57%, 08/25/33(a)	6,760	7,551,547
Freddie Mac(a)
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 10.82%, 10/25/33	4,700	5,657,886
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 6.57%, 03/25/44	2,000	2,029,501
Freddie Mac STACR REMIC Trust(a)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.57%, 11/25/50	29,563	33,368,933
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.22%, 01/25/51	45,329	48,282,413

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.97%, 08/25/33	$50,185	$ 56,048,425
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.07%, 10/25/33	38,269	43,155,538
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.62%, 01/25/34	38,032	40,819,997
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 10.07%, 01/25/34	9,425	10,909,438
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.97%, 10/25/41	72,908	75,264,325
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.22%, 11/25/41	73,342	76,242,675
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.57%, 08/25/33	67,708	74,709,629
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.72%, 12/25/33	4,797	5,320,150
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.92%, 09/25/41	64,027	65,952,531
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.67%, 09/25/41	30,450	30,658,424
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 8.32%, 12/25/41	52,924	54,670,820
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.92%, 12/25/41	4,010	4,056,174
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.97%, 01/25/42	18,070	18,599,044
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.07%, 01/25/42	9,300	9,468,009
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 9.32%, 02/25/42	13,444	14,130,827
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.32%, 02/25/42	20,377	21,372,388
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 10.22%, 04/25/42	1,620	1,737,138
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.92%, 04/25/42	24,450	26,053,164
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.82%, 05/25/42	28,500	30,935,641
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.48%, 06/25/42	11,000	12,360,261
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 10.32%, 09/25/42	13,000	14,434,008
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.57%, 03/25/52	52,855	60,144,143
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.82%, 03/25/42	68,766	74,077,665
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 10.57%, 07/25/42	20,860	23,012,802
Freddie Mac STACR Trust, Series 2018-DNA3, Class M2A, (30-day Avg SOFR + 2.21%), 6.78%, 09/25/48(a)	90	89,668
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2018-SPI1, Class M2, 3.79%, 02/25/48	$45	$ 43,371
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,780
		1,693,419,490
Commercial Mortgage-Backed Securities(a)(f) — 0.4%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.93%, 10/25/49	19,286	19,483,142
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 7.32%, 07/25/54	5,295	5,344,596
		24,827,738
Total Non-Agency Mortgage-Backed Securities — 25.0% (Cost: $1,685,172,250)		1,718,247,228
Preferred Securities
Capital Trust — 0.0%
Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13%(a)(f)(h)	1,795	1,769,061
Total Preferred Securities — 0.0% (Cost: $1,795,000)		1,769,061
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 11.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	60	54,563
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	75	71,537
3.50%, 10/01/44 - 06/01/49	263	236,199
3.00%, 08/01/46 - 02/01/47	12	10,723
4.00%, 10/01/46 - 01/01/49	36	33,718
Ginnie Mae Mortgage-Backed Securities(i)
3.50%, 06/20/42 - 01/15/55(j)	26,812	24,019,215
3.00%, 05/20/45 - 01/15/55(j)	34,998	30,399,938
4.00%, 11/20/47 - 01/15/55(j)	15,826	14,613,940
4.50%, 10/20/48 - 01/21/55	20,449	19,344,160
5.00%, 12/20/48 - 01/15/55	12,095	11,738,477
2.50%, 08/20/50 - 01/15/55	41,829	34,835,089
5.50%, 12/20/52 - 01/15/55	14,687	14,566,715
2.00%, 01/15/55	73,475	58,751,299
6.00%, 01/15/55	11,000	11,072,187
6.50%, 01/15/55	4,000	4,068,496
Uniform Mortgage-Backed Securities(i)
3.00%, 03/01/30 - 01/14/55	91,837	80,008,739
2.50%, 04/01/32 - 01/15/55(j)	128,160	105,426,666
1.50%, 01/15/40 - 01/15/55	23,100	17,344,552
2.00%, 01/15/40 - 01/15/55(j)	138,778	110,352,979
3.50%, 01/15/40 - 01/14/55(j)	48,529	43,160,930
4.00%, 01/15/40 - 01/14/55	40,304	36,997,712
5.00%, 02/01/41 - 01/15/55(j)	39,507	38,149,268
4.50%, 06/01/44 - 01/15/55(j)	30,612	28,854,890
5.50%, 11/01/52 - 01/15/55(j)	35,935	35,533,213
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(i) (continued)
6.00%, 01/15/55	$32,500	$ 32,649,805
6.50%, 01/15/55	25,550	26,076,969
		778,371,979
Total U.S. Government Sponsored Agency Securities — 11.3% (Cost: $801,106,855)		778,371,979
Total Long-Term Investments — 108.1% (Cost: $7,350,164,279)		7,423,949,053

Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(k)(l)	9,202,298	9,202,298

	Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.27%, 02/27/25(d)(m)	$15,000	14,901,516
Total Short-Term Securities — 0.3% (Cost: $24,103,023)		24,103,814
Total Investments — 108.4% (Cost: $7,374,267,302)		7,448,052,867
Liabilities in Excess of Other Assets — (8.4)%		(579,915,070)
Net Assets — 100.0%		$ 6,868,137,797

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,458,620	$ 1,743,678 (a)	$ —	$ —	$ —	$ 9,202,298	9,202,298	$ 2,714,219	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	717	03/06/25	$ 99,106	$ (2,338,721)
10-Year Australian Treasury Bonds	1,769	03/17/25	123,590	(1,574,639)
10-Year U.S. Ultra Long Treasury Note	551	03/20/25	61,333	(1,494,438)
Ultra U.S. Treasury Bond	2,903	03/20/25	345,185	(19,898,111)
Long Gilt	316	03/27/25	36,557	(1,203,855)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
2-Year U.S. Treasury Note	6,980	03/31/25	$ 1,435,153	$ (334,067)
5-Year U.S. Treasury Note	713	03/31/25	75,795	(657,631)
				(27,501,462)
Short Contracts
10-Year Canadian Bond	431	03/20/25	36,763	(638,223)
10-Year U.S. Treasury Note	11,792	03/20/25	1,282,380	22,929,547
U.S. Long Bond	2,522	03/20/25	287,114	8,730,841
				31,022,165
				$ 3,520,703
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,300,000	USD	5,776,264	Royal Bank of Canada	03/19/25	$ 14,204
JPY	339,000,000	USD	2,168,722	Australia & New Zealand Bank Group	03/19/25	3,837
PHP	154,000,000	USD	2,633,491	Bank of America N.A.	03/19/25	1,191
PHP	105,400,000	USD	1,792,063	HSBC Bank PLC	03/19/25	11,155
THB	124,400,000	USD	3,661,580	HSBC Bank PLC	03/19/25	5,323
USD	4,000,676	AUD	6,340,000	Deutsche Bank AG	03/19/25	76,096
USD	8,833,541	AUD	13,770,000	State Street Bank and Trust Co.	03/19/25	309,650
USD	860,425	BRL	5,370,000	Goldman Sachs International	03/19/25	2,468
USD	4,001,682	CAD	5,640,000	HSBC Bank PLC	03/19/25	66,955
USD	789,955	CHF	700,000	Barclays Bank PLC	03/19/25	12,397
USD	15,564,463	CHF	13,920,000	Goldman Sachs International	03/19/25	102,158
USD	4,175,757	CHF	3,680,000	Morgan Stanley & Co. International PLC	03/19/25	88,021
USD	69,883,178	CHF	61,280,000	Royal Bank of Canada	03/19/25	1,813,488
USD	1,637,159	CLP	1,621,000,000	Barclays Bank PLC	03/19/25	8,720
USD	4,396,026	CZK	106,000,000	Bank of America N.A.	03/19/25	33,217
USD	3,543,229	CZK	84,400,000	Deutsche Bank AG	03/19/25	69,446
USD	8,469,810	EUR	8,030,000	BNP Paribas SA	03/19/25	124,259
USD	646,730	EUR	620,000	Citibank N.A.	03/19/25	2,366
USD	897,870	EUR	860,000	Deutsche Bank AG	03/19/25	4,074
USD	13,643,702	EUR	12,950,000	Deutsche Bank AG	03/19/25	184,812
USD	16,983,386	EUR	16,240,000	Goldman Sachs International	03/19/25	105,210
USD	19,376,383	EUR	18,380,000	Standard Chartered Bank	03/19/25	274,113
USD	1,441,048	EUR	1,380,000	Toronto-Dominion Bank	03/19/25	6,819
USD	480,199	EUR	460,000	UBS AG	03/19/25	2,122
USD	10,860,574	GBP	8,520,000	Citibank N.A.	03/19/25	200,481
USD	17,018,030	GBP	13,480,000	Citibank N.A.	03/19/25	152,061
USD	476,722	GBP	380,000	Deutsche Bank AG	03/19/25	1,272
USD	19,473,261	GBP	15,460,000	Goldman Sachs International	03/19/25	129,948
USD	75,714,361	GBP	59,455,000	Royal Bank of Canada	03/19/25	1,325,182
USD	1,369,927	GBP	1,080,000	UBS AG	03/19/25	18,648
USD	13,651,434	HUF	5,399,000,000	Barclays Bank PLC	03/19/25	111,397
USD	9,958,534	IDR	162,110,000,000	Barclays Bank PLC	03/19/25	6,478
USD	4,029,664	IDR	65,530,000,000	Citibank N.A.	03/19/25	6,728
USD	3,237,375	IDR	52,410,000,000	UBS AG	03/19/25	19,886
USD	9,639,523	JPY	1,463,000,000	Barclays Bank PLC	03/19/25	263,552
USD	23,722,054	JPY	3,607,000,000	Citibank N.A.	03/19/25	605,769
USD	3,051,784	JPY	475,000,000	HSBC Bank PLC	03/19/25	7,638
USD	5,955,608	JPY	897,000,000	Standard Chartered Bank	03/19/25	206,978
USD	6,878,474	JPY	1,068,000,000	UBS AG	03/19/25	33,951
USD	3,064,161	KRW	4,440,000,000	Barclays Bank PLC	03/19/25	50,416
USD	17,754,461	KRW	25,385,000,000	BNP Paribas SA	03/19/25	523,849
USD	40,639,151	KRW	57,975,000,000	Citibank N.A.	03/19/25	1,287,378
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,009,655	KRW	7,160,000,000	HSBC Bank PLC	03/19/25	$ 149,652
USD	13,345,714	KRW	19,260,000,000	JPMorgan Chase Bank N.A.	03/19/25	272,576
USD	16,143,726	MXN	329,950,000	Barclays Bank PLC	03/19/25	517,215
USD	3,383,065	MXN	69,800,000	Goldman Sachs International	03/19/25	77,320
USD	961,822	MXN	19,700,000	HSBC Bank PLC	03/19/25	28,825
USD	1,034,117	MXN	21,200,000	JPMorgan Chase Bank N.A.	03/19/25	30,079
USD	4,451,298	NOK	49,800,000	Barclays Bank PLC	03/19/25	77,334
USD	2,945,240	NOK	32,700,000	BNP Paribas SA	03/19/25	73,180
USD	3,546,320	NOK	40,300,000	BNP Paribas SA	03/19/25	6,747
USD	7,430,493	NOK	83,400,000	Goldman Sachs International	03/19/25	105,421
USD	1,743,855	NOK	19,700,000	Societe Generale	03/19/25	13,592
USD	7,740,349	NZD	13,680,000	Bank of America N.A.	03/19/25	80,488
USD	10,161,540	NZD	18,000,000	Bank of America N.A.	03/19/25	82,776
USD	5,731,618	NZD	9,860,000	Deutsche Bank AG	03/19/25	210,695
USD	71,650,095	PLN	292,900,000	BNP Paribas SA	03/19/25	934,473
USD	4,764,179	SEK	52,200,000	Goldman Sachs International	03/19/25	26,678
USD	48,568,945	SEK	529,500,000	Standard Chartered Bank	03/19/25	513,259
USD	2,634,464	SGD	3,540,000	Citibank N.A.	03/19/25	34,393
USD	18,642,652	TWD	602,400,000	Barclays Bank PLC	03/19/25	284,817
USD	1,234,943	TWD	40,200,000	HSBC Bank PLC	03/19/25	9,869
USD	5,729,626	ZAR	106,800,000	Bank of America N.A.	03/19/25	109,133
USD	3,326,673	ZAR	62,800,000	Citibank N.A.	03/19/25	21,739
USD	15,274,591	ZAR	281,000,000	JPMorgan Chase Bank N.A.	03/19/25	486,591
						12,420,565
AUD	54,730,000	USD	35,091,196	Barclays Bank PLC	03/19/25	(1,212,288)
AUD	240,000	USD	149,819	Goldman Sachs International	03/19/25	(1,254)
AUD	4,200,000	USD	2,673,085	Royal Bank of Canada	03/19/25	(73,205)
AUD	8,970,000	USD	5,590,926	Royal Bank of Canada	03/19/25	(38,326)
AUD	23,870,000	USD	14,903,760	State Street Bank and Trust Co.	03/19/25	(127,777)
BRL	5,370,000	USD	896,856	Barclays Bank PLC	03/19/25	(38,899)
CAD	28,340,000	USD	19,774,622	Deutsche Bank AG	03/19/25	(3,313)
CAD	2,510,000	USD	1,782,231	JPMorgan Chase Bank N.A.	03/19/25	(31,137)
CAD	26,370,000	USD	18,466,128	JPMorgan Chase Bank N.A.	03/19/25	(69,183)
CAD	3,110,000	USD	2,193,299	Standard Chartered Bank	03/19/25	(23,617)
CAD	3,760,000	USD	2,652,015	Standard Chartered Bank	03/19/25	(28,863)
CHF	8,820,000	USD	9,932,936	Barclays Bank PLC	03/19/25	(135,699)
CLP	10,776,000,000	USD	11,025,282	Goldman Sachs International	03/19/25	(199,834)
COP	7,090,000,000	USD	1,620,120	Barclays Bank PLC	03/19/25	(27,259)
COP	7,940,000,000	USD	1,800,911	Barclays Bank PLC	03/19/25	(17,087)
COP	10,060,000,000	USD	2,289,160	BNP Paribas SA	03/19/25	(29,051)
COP	65,940,000,000	USD	15,052,664	Citibank N.A.	03/19/25	(238,387)
CZK	52,890,000	USD	2,220,142	Goldman Sachs International	03/19/25	(43,265)
EUR	3,670,000	USD	3,847,131	Australia & New Zealand Bank Group	03/19/25	(32,912)
EUR	8,660,000	USD	9,134,417	Citibank N.A.	03/19/25	(134,109)
EUR	15,500,000	USD	16,349,865	Goldman Sachs International	03/19/25	(240,768)
EUR	5,080,000	USD	5,341,358	Standard Chartered Bank	03/19/25	(61,732)
GBP	16,030,000	USD	20,273,141	Barclays Bank PLC	03/19/25	(216,652)
GBP	6,370,000	USD	7,971,398	Goldman Sachs International	03/19/25	(1,352)
GBP	21,910,000	USD	27,789,329	State Street Bank and Trust Co.	03/19/25	(375,875)
HUF	3,998,000,000	USD	10,219,092	HSBC Bank PLC	03/19/25	(192,593)
HUF	1,172,000,000	USD	3,000,039	Morgan Stanley & Co. International PLC	03/19/25	(60,805)
IDR	422,620,000,000	USD	26,367,607	Citibank N.A.	03/19/25	(422,644)
IDR	21,390,000,000	USD	1,334,831	Deutsche Bank AG	03/19/25	(21,683)
INR	1,577,200,000	USD	18,466,006	Barclays Bank PLC	03/19/25	(179,424)
INR	796,800,000	USD	9,252,367	Deutsche Bank AG	03/19/25	(14,003)
JPY	7,102,000,000	USD	47,161,636	UBS AG	03/19/25	(1,646,844)
KRW	3,156,900,000	USD	2,149,029	Barclays Bank PLC	03/19/25	(6,216)
KRW	3,573,500,000	USD	2,496,088	Citibank N.A.	03/19/25	(70,499)
KRW	32,161,500,000	USD	22,452,406	JPMorgan Chase Bank N.A.	03/19/25	(622,099)
NOK	165,900,000	USD	14,931,452	Citibank N.A.	03/19/25	(360,356)
NOK	30,100,000	USD	2,652,799	Goldman Sachs International	03/19/25	(9,098)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	64,080,000	USD	37,157,877	UBS AG	03/19/25	$ (1,277,476)
PLN	48,950,000	USD	11,960,805	Barclays Bank PLC	03/19/25	(142,677)
PLN	7,400,000	USD	1,817,070	Goldman Sachs International	03/19/25	(30,469)
PLN	11,650,000	USD	2,836,964	Goldman Sachs International	03/19/25	(24,274)
SEK	76,800,000	USD	6,991,479	Deutsche Bank AG	03/19/25	(21,363)
SEK	111,700,000	USD	10,246,306	Goldman Sachs International	03/19/25	(108,780)
SEK	140,200,000	USD	12,855,356	Goldman Sachs International	03/19/25	(131,263)
SEK	65,700,000	USD	5,975,934	Royal Bank of Canada	03/19/25	(13,217)
SGD	3,580,000	USD	2,675,167	Barclays Bank PLC	03/19/25	(45,717)
SGD	920,000	USD	680,842	Goldman Sachs International	03/19/25	(5,117)
SGD	24,590,000	USD	18,189,753	Goldman Sachs International	03/19/25	(128,810)
SGD	12,920,000	USD	9,538,646	HSBC Bank PLC	03/19/25	(49,122)
SGD	14,400,000	USD	10,656,563	HSBC Bank PLC	03/19/25	(80,004)
SGD	23,030,000	USD	17,104,618	Morgan Stanley & Co. International PLC	03/19/25	(189,469)
SGD	7,690,000	USD	5,743,028	Societe Generale	03/19/25	(94,852)
THB	414,000,000	USD	12,306,153	Deutsche Bank AG	03/19/25	(102,792)
THB	556,900,000	USD	16,512,189	HSBC Bank PLC	03/19/25	(96,606)
TWD	113,400,000	USD	3,510,184	HSBC Bank PLC	03/19/25	(54,376)
TWD	231,300,000	USD	7,160,355	Standard Chartered Bank	03/19/25	(111,605)
USD	5,728,964	CAD	8,220,000	BNP Paribas SA	03/19/25	(5,693)
USD	2,212,152	CLP	2,210,000,000	Bank of America N.A.	03/19/25	(7,989)
USD	5,984,493	HUF	2,394,000,000	Barclays Bank PLC	03/19/25	(19,369)
USD	1,240,366	HUF	496,000,000	HSBC Bank PLC	03/19/25	(3,542)
USD	1,741,083	PHP	103,100,000	Citibank N.A.	03/19/25	(22,785)
USD	3,531,548	PHP	208,100,000	Citibank N.A.	03/19/25	(28,695)
USD	11,519,233	THB	391,700,000	HSBC Bank PLC	03/19/25	(26,797)
USD	5,299,844	THB	182,900,000	JPMorgan Chase Bank N.A.	03/19/25	(91,448)
ZAR	640,100,000	USD	35,958,254	Goldman Sachs International	03/19/25	(2,272,136)
						(12,194,551)
						$ 226,014
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	226,119	$ 17,778,630	$ 19,151,439	$ (1,372,809)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	483,925	10,970,916	11,158,291	(187,375)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	35,540	2,950,337	3,337,874	(387,537)
							$ 31,699,883	$ 33,647,604	$ (1,947,721)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.92%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	11,890	$ (17,414)	$ (254)	$ (17,160)
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	5,630	(21,551)	(6,514)	(15,037)
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	11/15/34	EUR	450	(2,088)	(1,357)	(731)
1.89%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	6,870	25,541	8,642	16,899
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/34	EUR	4,790	$ (586)	$ (7,436)	$ 6,850
3.49%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	9,900	38,021	23,104	14,917
3.53%	At Termination	UK RPI All Items NSA	At Termination	12/15/34	GBP	9,880	1,112	(784)	1,896
US CPI for All Urban Consumers NSA	At Termination	2.47%	At Termination	12/23/34	USD	6,620	478	(3,752)	4,230
US CPI for All Urban Consumers NSA	At Termination	2.43%	At Termination	12/24/34	USD	14,170	(45,791)	472	(46,263)
US CPI for All Urban Consumers NSA	At Termination	2.50%	At Termination	12/30/34	USD	6,670	18,474	139	18,335
US CPI for All Urban Consumers NSA	At Termination	2.49%	At Termination	12/31/34	USD	14,160	23,989	874	23,115
							$ 20,185	$ 13,134	$ 7,051
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.95%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	286,796	$ 896,047	$ 369,115	$ 526,932
1.96%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	147,640	426,238	(55,630)	481,868
2.01%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	572,020	1,082,642	10,154	1,072,488
2.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	142,260	96,111	8,307	87,804
2.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/27	EUR	139,750	112,061	100,492	11,569
1-day SOFR, 4.49%	Annual	3.82%	Annual	03/19/25 (a)	03/19/27	USD	154,094	(642,589)	(71,912)	(570,677)
1-day SOFR, 4.49%	Annual	3.84%	Annual	03/19/25 (a)	03/19/27	USD	310,230	(1,180,441)	(117,539)	(1,062,902)
1-day SOFR, 4.49%	Annual	3.85%	Annual	03/19/25 (a)	03/19/27	USD	77,370	(277,188)	67,474	(344,662)
1-day SOFR, 4.49%	Annual	3.89%	Annual	03/19/25 (a)	03/19/27	USD	233,619	(667,687)	238,116	(905,803)
1-day SOFR, 4.49%	Annual	3.97%	Annual	03/19/25 (a)	03/19/27	USD	75,230	(105,516)	26,579	(132,095)
3.99%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/27	GBP	60,140	272,498	(30,885)	303,383
1-day SOFR, 4.49%	Annual	4.03%	Annual	03/19/25 (a)	03/19/27	USD	76,190	(26,941)	(426)	(26,515)
4.03%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/27	GBP	62,760	234,984	35,396	199,588
1-day SOFR, 4.49%	Annual	4.12%	Annual	03/19/25 (a)	03/19/27	USD	153,730	231,029	44,607	186,422
1-day TIIEFONDEO, 10.20%	Monthly	8.69%	Monthly	03/19/25 (a)	03/13/30	MXN	100,230	(87,298)	46	(87,344)
1-day TIIEFONDEO, 10.20%	Monthly	8.72%	Monthly	03/19/25 (a)	03/13/30	MXN	74,000	(60,215)	34	(60,249)
1-day TIIEFONDEO, 10.20%	Monthly	8.90%	Monthly	03/19/25 (a)	03/13/30	MXN	160,850	(75,627)	74	(75,701)
1-day TIIEFONDEO, 10.20%	Monthly	9.11%	Monthly	03/19/25 (a)	03/13/30	MXN	191,050	(14,164)	88	(14,252)
3-mo. KRW CDC, 3.39%	Quarterly	0.00%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,310,870	9,963	11	9,952
3-mo. KRW CDC, 3.39%	Quarterly	0.00%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,310,870	9,336	11	9,325
3-mo. KRW CDC, 3.39%	Quarterly	0.00%	Quarterly	03/19/25 (a)	03/19/30	KRW	2,132,650	16,140	17	16,123
0.36%	Annual	1-day SSARON, 0.45%	Annual	03/19/25 (a)	03/19/30	CHF	7,840	(84,438)	22,293	(106,731)
1.94%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	290,560	12,561	94	12,467
3-mo. STIBOR, 2.54%	Quarterly	1.94%	Annual	03/19/25 (a)	03/19/30	SEK	78,480	(190,900)	86	(190,986)
3-mo. STIBOR, 2.54%	Quarterly	1.97%	Annual	03/19/25 (a)	03/19/30	SEK	81,790	(186,912)	90	(187,002)
6-mo. EURIBOR, 2.57%	Semi-Annual	1.99%	Annual	03/19/25 (a)	03/19/30	EUR	117,883	(1,324,610)	(337,437)	(987,173)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.01%	Annual	03/19/25 (a)	03/19/30	EUR	60,720	(617,476)	62,706	(680,182)
2.03%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	109,790	(8,340)	36	(8,376)
2.03%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	379,930	(30,835)	122	(30,957)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.03%	Annual	03/19/25 (a)	03/19/30	EUR	147,840	(1,368,280)	216,724	(1,585,004)
2.04%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	527,840	(46,884)	170	(47,054)
3-mo. STIBOR, 2.54%	Quarterly	2.04%	Annual	03/19/25 (a)	03/19/30	SEK	81,970	(161,974)	(2,670)	(159,304)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.04%	Annual	03/19/25 (a)	03/19/30	EUR	235,310	(2,001,429)	129,501	(2,130,930)
2.05%	Semi-Annual	1-day THOR, 2.25%	Semi-Annual	03/19/25 (a)	03/19/30	THB	252,860	(26,547)	81	(26,628)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.06%	Annual	03/19/25 (a)	03/19/30	EUR	7,740	(58,213)	(15,444)	(42,769)
1-day SORA, 2.11%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	60,565	(1,159,772)	518	(1,160,290)
1-day SORA, 2.11%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	15,465	(290,859)	132	(290,991)
2.10%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	180,180	(31,339)	60	(31,399)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.11%	Annual	03/19/25 (a)	03/19/30	EUR	57,550	(300,536)	(93,355)	(207,181)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.13%	Annual	03/19/25 (a)	03/19/30	EUR	67,430	(293,306)	20,173	(313,479)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. STIBOR, 2.54%	Quarterly	2.16%	Annual	03/19/25 (a)	03/19/30	SEK	80,990	$ (120,042)	$ 10,559	$ (130,601)
3-mo. STIBOR, 2.54%	Quarterly	2.16%	Annual	03/19/25 (a)	03/19/30	SEK	80,850	(118,726)	20,617	(139,343)
2.21%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	134,550	(43,638)	45	(43,683)
2.21%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	246,780	(81,425)	82	(81,507)
3-mo. STIBOR, 2.54%	Quarterly	2.21%	Annual	03/19/25 (a)	03/19/30	SEK	92,340	(116,135)	5,817	(121,952)
2.22%	Quarterly	1-day THOR, 2.25%	Quarterly	03/19/25 (a)	03/19/30	THB	194,430	(67,704)	65	(67,769)
3-mo. STIBOR, 2.54%	Quarterly	2.24%	Annual	03/19/25 (a)	03/19/30	SEK	78,560	(91,809)	19,502	(111,311)
3-mo. STIBOR, 2.54%	Quarterly	2.24%	Annual	03/19/25 (a)	03/19/30	SEK	85,270	(97,259)	(9,361)	(87,898)
3-mo. STIBOR, 2.54%	Quarterly	2.26%	Annual	03/19/25 (a)	03/19/30	SEK	85,860	(93,191)	16,265	(109,456)
3-mo. STIBOR, 2.54%	Quarterly	2.26%	Annual	03/19/25 (a)	03/19/30	SEK	76,930	(81,923)	12,907	(94,830)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.26%	Annual	03/19/25 (a)	03/19/30	EUR	5,300	9,399	1,435	7,964
3-mo. STIBOR, 2.54%	Quarterly	2.29%	Annual	03/19/25 (a)	03/19/30	SEK	73,570	(69,507)	7,593	(77,100)
3-mo. STIBOR, 2.54%	Quarterly	2.31%	Annual	03/19/25 (a)	03/19/30	SEK	141,850	(123,637)	32,890	(156,527)
3-mo. STIBOR, 2.54%	Quarterly	2.41%	Annual	03/19/25 (a)	03/19/30	SEK	64,720	(27,840)	4,802	(32,642)
3-mo. KRW CDC, 3.39%	Quarterly	2.49%	Quarterly	03/19/25 (a)	03/19/30	KRW	5,376,800	(34,258)	43	(34,301)
3-mo. STIBOR, 2.54%	Quarterly	2.49%	Annual	03/19/25 (a)	03/19/30	SEK	80,190	(7,555)	(2,598)	(4,957)
3-mo. KRW CDC, 3.39%	Quarterly	2.50%	Quarterly	03/19/25 (a)	03/19/30	KRW	11,418,460	(71,296)	89	(71,385)
1-day SORA, 2.11%	Semi-Annual	2.56%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	11,000	(32,294)	94	(32,388)
1-day SORA, 2.11%	Semi-Annual	2.60%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	8,440	(11,094)	72	(11,166)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	16,850	(6,818)	143	(6,961)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	3,834	(2,076)	33	(2,109)
1-day SORA, 2.11%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	2,275	(1,310)	19	(1,329)
1-day SORA, 2.11%	Semi-Annual	2.66%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	10,680	8,100	89	8,011
2.72%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	76,860	397,664	110	397,554
2.78%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	93,390	449,199	286,412	162,787
3-mo. KRW CDC, 3.39%	Quarterly	2.81%	Quarterly	03/19/25 (a)	03/19/30	KRW	5,471,200	19,942	44	19,898
2.96%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	75,880	3,628,519	23,046	3,605,473
3-mo. KRW CDC, 3.39%	Quarterly	2.96%	Quarterly	03/19/25 (a)	03/19/30	KRW	4,030,290	33,973	32	33,941
6-mo. PRIBOR, 3.79%	Semi-Annual	3.02%	Annual	03/19/25 (a)	03/19/30	CZK	549,625	(659,097)	269	(659,366)
3.04%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	19,270	849,610	(1,117)	850,727
6-mo. PRIBOR, 3.79%	Semi-Annual	3.05%	Annual	03/19/25 (a)	03/19/30	CZK	844,235	(966,095)	413	(966,508)
3.17%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	67,210	173,450	97	173,353
6-mo. PRIBOR, 3.79%	Semi-Annual	3.36%	Annual	03/19/25 (a)	03/19/30	CZK	164,820	(90,913)	77	(90,990)
3.38%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	62,390	88,986	89	88,897
3.38%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	53,530	75,437	77	75,360
6-mo. PRIBOR, 3.79%	Semi-Annual	3.39%	Annual	03/19/25 (a)	03/19/30	CZK	164,770	(83,876)	79	(83,955)
6-mo. PRIBOR, 3.79%	Semi-Annual	3.47%	Annual	03/19/25 (a)	03/19/30	CZK	151,070	(53,479)	71	(53,550)
3.49%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	9,460	226,090	105	225,985
3.49%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	64,930	51,808	93	51,715
6-mo. PRIBOR, 3.79%	Semi-Annual	3.55%	Annual	03/19/25 (a)	03/19/30	CZK	99,310	(19,760)	46	(19,806)
3-mo. BBR, 4.78%	Quarterly	3.65%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	10,920	39,926	72	39,854
3.65%	Quarterly	3-mo. HIBOR, 4.37%	Quarterly	03/19/25 (a)	03/19/30	HKD	48,740	(6,150)	70	(6,220)
3-mo. BBR, 4.78%	Quarterly	3.66%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	11,880	49,175	78	49,097
3-mo. BBR, 4.78%	Quarterly	3.66%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	13,190	53,257	85	53,172
3.69%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	131,230	1,965,333	59,484	1,905,849
3.69%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	31,687	483,228	48,699	434,529
3.71%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	32,780	461,899	(40,041)	501,940
3.72%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	98,263	1,356,939	(87,276)	1,444,215
3-mo. BBR, 4.78%	Quarterly	3.72%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	4,160	23,408	27	23,381
3.74%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	52,160	680,256	194,373	485,883
3.77%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	11,620	135,215	643	134,572
6-mo. PRIBOR, 3.79%	Semi-Annual	3.78%	Annual	03/19/25 (a)	03/19/30	CZK	172,630	40,725	81	40,644
3.80%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	113,500	1,317,311	79,664	1,237,647
1-day SONIA, 4.70%	Annual	3.80%	Annual	03/19/25 (a)	03/19/30	GBP	10,560	(122,108)	21,188	(143,296)
3.86%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	21,690	180,011	25,507	154,504
3.88%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	33,680	220,904	(42,513)	263,417
3.91%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/30	GBP	50,160	295,261	281,855	13,406
3.93%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	32,220	134,805	965	133,840
6-mo. NIBOR, 4.70%	Semi-Annual	3.94%	Annual	03/19/25 (a)	03/19/30	NOK	58,310	(29,219)	12,677	(41,896)
4.03%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/30	USD	34,420	4,062	38,980	(34,918)
1-day SOFR, 4.49%	Annual	4.10%	Annual	03/19/25 (a)	03/19/30	USD	130,560	394,825	342,563	52,262
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.10%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	60,070	$ 538,219	$ 172	$ 538,047
4.18%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	30,260	245,767	88	245,679
4.26%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	22,960	167,827	67	167,760
6-mo. BBSW, 4.49%	Semi-Annual	4.30%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	4,150	31,781	30	31,751
4.40%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	14,154	82,429	41	82,388
4.41%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	27,690	157,700	79	157,621
4.42%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	9,436	53,012	27	52,985
6-mo. WIBOR, 5.80%	Semi-Annual	4.64%	Annual	03/19/25 (a)	03/19/30	PLN	17,340	(58,191)	48	(58,239)
4.67%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	20,710	64,177	59	64,118
6-mo. WIBOR, 5.80%	Semi-Annual	4.70%	Annual	03/19/25 (a)	03/19/30	PLN	26,130	(71,568)	72	(71,640)
4.71%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	33,340	89,602	93	89,509
4.82%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	15,155	23,198	42	23,156
4.91%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	31,110	19,631	86	19,545
4.98%	Annual	6-mo. WIBOR, 5.80%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	15,155	(1,345)	42	(1,387)
3-mo. JIBAR, 7.75%	Quarterly	7.46%	Quarterly	03/19/25 (a)	03/19/30	ZAR	147,130	(108,990)	93	(109,083)
3-mo. JIBAR, 7.75%	Quarterly	7.51%	Quarterly	03/19/25 (a)	03/19/30	ZAR	103,270	(66,929)	65	(66,994)
3-mo. JIBAR, 7.75%	Quarterly	7.56%	Quarterly	03/19/25 (a)	03/19/30	ZAR	46,690	(24,323)	29	(24,352)
3-mo. JIBAR, 7.75%	Quarterly	7.78%	Quarterly	03/19/25 (a)	03/19/30	ZAR	122,060	(6,108)	74	(6,182)
3-mo. JIBAR, 7.75%	Quarterly	7.82%	Quarterly	03/19/25 (a)	03/19/30	ZAR	93,890	2,045	4,854	(2,809)
4.02%	Annual	3-mo. TELBOR, 4.52%	Quarterly	03/19/25 (a)	03/19/30	ILS	15,020	19,926	47	19,879
4.03%	Annual	3-mo. TELBOR, 4.52%	Quarterly	03/19/25 (a)	03/19/30	ILS	14,900	17,248	46	17,202
6.07%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	481,790	29,103	63	29,040
6.13%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	184,580	5,550	24	5,526
6.20%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	774,920	(2,410)	103	(2,513)
6.23%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	573,950	(11,349)	76	(11,425)
6.28%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	612,940	(26,730)	81	(26,811)
6.28%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	194,005	(8,180)	26	(8,206)
6.29%	Semi-Annual	1-day MIBOR, 7.15%	Semi-Annual	03/19/25 (a)	03/19/30	INR	194,005	(9,021)	26	(9,047)
1-day CORRA, 3.25%	Semi-Annual	3.03%	Semi-Annual	N/A	08/02/34	CAD	5,695	11,430	33,343	(21,913)
1-day SONIA, 4.70%	Annual	3.59%	Annual	N/A	08/02/34	GBP	1,455	(78,535)	10,145	(88,680)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.49%	Annual	N/A	08/07/34	EUR	465	3,120	1,523	1,597
1-day SONIA, 4.70%	Annual	3.55%	Annual	N/A	08/05/34	GBP	1,140	(65,402)	5,770	(71,172)
6-mo. BBSW, 4.49%	Semi-Annual	3.98%	Semi-Annual	N/A	08/06/34	AUD	3,380	(60,731)	36	(60,767)
6-mo. BBSW, 4.49%	Semi-Annual	4.20%	Semi-Annual	N/A	08/06/34	AUD	5,020	(33,894)	37,368	(71,262)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.27%	Annual	N/A	10/03/34	EUR	5,870	(66,554)	(976)	(65,578)
1-day SOFR, 4.49%	Annual	3.24%	Annual	N/A	10/03/34	USD	7,755	(545,278)	434	(545,712)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.11%	Annual	03/19/25 (a)	03/19/35	EUR	31,960	(710,500)	(5,044)	(705,456)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.12%	Annual	03/19/25 (a)	03/19/35	EUR	121,470	(2,630,243)	(582,563)	(2,047,680)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.12%	Annual	03/19/25 (a)	03/19/35	EUR	17,700	(372,947)	29,015	(401,962)
3.68%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	36,860	1,157,679	1,110,888	46,791
3.69%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	18,320	556,339	57,074	499,265
3.81%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/35	GBP	38,120	970,819	(52,860)	1,023,679
1-day SONIA, 4.70%	Annual	3.83%	Annual	03/19/25 (a)	03/19/35	GBP	9,960	(230,229)	30,421	(260,650)
1-day SONIA, 4.70%	Annual	3.90%	Annual	03/19/25 (a)	03/19/35	GBP	29,130	(460,460)	40,716	(501,176)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/25 (a)	03/19/35	GBP	27,520	(362,269)	(210,707)	(151,562)
4.00%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	17,750	99,787	91,338	8,449
4.05%	Annual	1-day SONIA, 4.70%	Annual	03/19/25 (a)	03/19/35	GBP	29,580	39,166	234,436	(195,270)
4.13%	Annual	1-day SOFR, 4.49%	Annual	03/19/25 (a)	03/19/35	USD	72,360	(358,344)	(303,047)	(55,297)
1.91%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	81,200	4,278,092	(124,147)	4,402,239
1.92%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	10,200	511,765	34,570	477,195
1.94%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	03/19/25 (a)	03/19/55	EUR	7,360	340,731	(7,918)	348,649
1-day SOFR, 4.49%	Annual	3.53%	Annual	03/19/25 (a)	03/19/55	USD	17,620	(1,197,032)	14,929	(1,211,961)
1-day SONIA, 4.70%	Annual	3.93%	Annual	03/19/25 (a)	03/19/55	GBP	46,720	(2,749,604)	157,321	(2,906,925)
1-day SONIA, 4.70%	Annual	4.16%	Annual	03/19/25 (a)	03/19/55	GBP	15,170	(175,545)	(197,850)	22,305
								$ 1,621,209	$ 2,407,103	$ (785,894)

(a)	Forward Swap.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28	$53,068,199	$(8,350,507)(c)	$44,442,584	11.3%
	Monthly	Bank of America N.A.(d)	02/16/28	12,449,116	5,517,256 (e)	17,697,318	9.6
	Monthly	Barclays Bank PLC(f)	01/22/26	30,913,072	(1,984,092)(g)	28,925,495	13.0
	Monthly	Barclays Bank PLC(h)	01/22/26	33,039,625	(2,222,407)(i)	31,886,611	18.0
	Monthly	BNP Paribas SA(j)	05/27/25	48,315,755	(4,478,373)(k)	43,606,363	9.3
	Monthly	BNP Paribas SA(l)	05/27/25	(37,635,892)	524,175 (m)	(37,924,774)	11.7
	Monthly	Citibank N.A.(n)	02/24/28	30,438,704	642,554 (o)	31,219,144	1.6
	Monthly	Citibank N.A.(p)	02/24/28	48,988,416	(950,057)(q)	48,113,271	1.5
	Monthly	Goldman Sachs Bank USA(r)	08/17/26	76,500,482	(2,396,579)(s)	74,355,784	2.9
	Monthly	Goldman Sachs Bank USA(t)	08/17/26	16,686,833	(948,479)(u)	16,009,539	1.5
	Monthly	HSBC Bank PLC(v)	02/09/28	31,346,531	(550,868)(w)	31,099,443	6.8
	Monthly	HSBC Bank PLC(x)	02/09/28	55,354,313	(6,338,781)(y)	47,923,569	8.6
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/28	(1,737,694)	(1,096,905)(aa)	(3,182,626)	4.0
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/28	55,746,102	1,856,433 (ac)	57,041,391	3.8
	Monthly	SG Americas Securities LLC(ad)	12/11/25	31,093,736	(3,337,549)(ae)	27,708,750	5.6
	Monthly	SG Americas Securities LLC(af)	12/11/25	7,013,177	3,393,400 (ag)	10,591,500	2.9
					$(20,720,779)	$469,513,362

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $275,108 of net dividends and financing fees.
(e)	Amount includes $269,054 of net dividends and financing fees.
(g)	Amount includes $3,485 of net dividends and financing fees.
(i)	Amount includes $(1,069,393) of net dividends and financing fees.
(k)	Amount includes $231,019 of net dividends and financing fees.
(m)	Amount includes $813,057 of net dividends and financing fees.
(o)	Amount includes $(137,886) of net dividends and financing fees.
(q)	Amount includes $(74,912) of net dividends and financing fees.
(s)	Amount includes $(251,881) of net dividends and financing fees.
(u)	Amount includes $(271,185) of net dividends and financing fees.
(w)	Amount includes $(303,780) of net dividends and financing fees.
(y)	Amount includes $1,091,963 of net dividends and financing fees.
(aa)	Amount includes $348,027 of net dividends and financing fees.
(ac)	Amount includes $561,144 of net dividends and financing fees.
(ae)	Amount includes $47,437 of net dividends and financing fees.
(ag)	Amount includes $(184,923) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(d)	(b)	(f)
Range: Benchmarks:	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-26 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-30 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(h)	(j)	(l)
	0-50 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(n)	(p)	(r)
	0-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
	(t)	(v)	(x)
	15-65 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
	(z)	(ab)	(ad)
	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

(af)
0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	223,996	$24,498,443	55.1%
Building Products
Lennox International, Inc.	34,543	21,047,050	47.4
Chemicals
CF Industries Holdings, Inc.	289,098	24,665,841	55.5
DuPont de Nemours, Inc.	319,066	24,328,783	54.7
Nutrien Ltd.	354,488	15,863,338	35.7
		64,857,962
Diversified Consumer Services
H&R Block, Inc.	289,155	15,278,950	34.4
Electronic Equipment, Instruments & Components
Flex Ltd.	456,675	17,531,753	39.4
Food Products
General Mills, Inc.	380,733	24,279,343	54.6
Ground Transportation
Canadian Pacific Kansas City, Ltd.	340,818	24,664,999	55.5
Uber Technologies, Inc.	404,379	24,392,141	54.9
		49,057,140
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	62,148	8,337,776	18.8
Insurance
Principal Financial Group, Inc.	323,406	25,034,859	56.3
Machinery
Caterpillar, Inc.	8,150	2,956,494	6.7
Stanley Black & Decker, Inc.	305,076	24,494,552	55.1
		27,451,046
Multi-Utilities
Consolidated Edison, Inc.	272,605	24,324,544	54.7
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.	584,516	8,855,417	19.9
Pharmaceuticals
Zoetis, Inc., Class A	149,366	24,336,202	54.8
Specialty Retail
Best Buy Co., Inc.	284,415	24,402,807	54.9
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	279,338	24,109,663	54.3
Security	Shares	Value	% of Basket Value
Trading Companies & Distributors
WESCO International, Inc.	94,354	$17,074,300	38.4%
Total Reference Entity — Long		400,477,255
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co.	(143,295)	(25,363,215)	(57.1)
Automobile Components
Magna International, Inc.	(93,051)	(3,888,601)	(8.8)
Automobiles
Stellantis NV	(894,712)	(11,675,992)	(26.3)
Capital Markets
Brookfield Corp., Class A	(436,826)	(25,095,654)	(56.5)
Intercontinental Exchange, Inc.	(110,430)	(16,455,174)	(37.0)
KKR & Co, Inc., Class A	(167,177)	(24,727,150)	(55.6)
(66,277,978)
Communications Equipment
Cisco Systems, Inc.	(436,774)	(25,857,021)	(58.2)
Health Care Equipment & Supplies
Baxter International, Inc.	(626,275)	(18,262,179)	(41.1)
Health Care Providers & Services
CVS Health Corp.	(550,263)	(24,701,306)	(55.6)
Household Durables
Whirlpool Corp.	(110,355)	(12,633,440)	(28.4)
Independent Power and Renewable Electricity Producers
AES Corp.	(382,246)	(4,919,506)	(11.1)
Industrial Conglomerates
3M Co.	(9,642)	(1,244,686)	(2.8)
Insurance
Aon PLC, Class A	(63,322)	(22,742,730)	(51.2)
Arthur J Gallagher & Co.	(29,159)	(8,276,782)	(18.6)
(31,019,512)
Interactive Media & Services
Match Group, Inc.	(9,122)	(298,381)	(0.7)
IT Services
International Business Machines Corp.	(110,035)	(24,188,994)	(54.4)
Life Sciences Tools & Services
Revvity, Inc.	(47,146)	(5,261,965)	(11.8)
Multi-Utilities
Sempra	(211,105)	(18,518,131)	(41.7)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(396,357)	(16,817,427)	(37.8)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Passenger Airlines
Southwest Airlines Co.	(742,022)	$(24,946,780)	(56.1)%
Real Estate Management & Development
CBRE Group, Inc., Class A	(69,098)	(9,071,876)	(20.4)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	(37,759)	(7,080,190)	(15.9)
Software
Oracle Corp.	(144,068)	(24,007,491)	(54.0)
Total Reference Entity — Short		(356,034,671)
Net Value of Reference Entity — Bank of America N.A.		$44,442,584
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Amgen, Inc.	3,567	$929,703	5.3%
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	226,904	25,667,380	145.0
Entertainment
Netflix, Inc.	34,706	30,934,152	174.8
Food Products
Conagra Brands, Inc.	904,372	25,096,323	141.8
Tyson Foods, Inc., Class A	4,262	244,809	1.4
		25,341,132
Health Care Equipment & Supplies
Boston Scientific Corp.	336,988	30,099,768	170.1
Health Care Providers & Services
Cardinal Health, Inc.	12,849	1,519,651	8.6
HCA Healthcare, Inc.	97,599	29,294,340	165.5
		30,813,991
Hotels, Restaurants & Leisure
Aramark	468,399	17,475,967	98.7
Expedia Group, Inc.	93,819	17,481,294	98.8
		34,957,261
Insurance
Chubb Ltd.	107,511	29,705,289	167.8
Marsh & McLennan Cos., Inc.	139,105	29,547,293	167.0
		59,252,582
Oil, Gas & Consumable Fuels
APA Corp.	585,527	13,519,819	76.4
Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	110,509	$3,411,413	19.3%
ConocoPhillips	209,684	20,794,362	117.5
37,725,594
Residential REITs
Equity Residential	353,089	25,337,667	143.2
Specialty Retail
Bath & Body Works, Inc.	399,347	15,482,683	87.5
Technology Hardware, Storage & Peripherals
HP, Inc.	471,592	15,388,047	86.9
Total Reference Entity — Long		331,929,960
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co.	(179,868)	(31,836,636)	(179.9)
Howmet Aerospace, Inc.	(147,571)	(16,139,840)	(91.2)
(47,976,476)
Consumer Finance
Ally Financial, Inc.	(843,593)	(30,377,784)	(171.6)
Diversified Telecommunication Services
Verizon Communications, Inc.	(282,929)	(11,314,331)	(63.9)
Electric Utilities
NRG Energy, Inc.	(322,811)	(29,124,009)	(164.6)
Energy Equipment & Services
Transocean Ltd.	(3,897,388)	(14,615,205)	(82.6)
Financial Services
Fiserv, Inc.	(144,710)	(29,726,328)	(168.0)
Food Products
Lamb Weston Holdings, Inc.	(233,612)	(15,612,290)	(88.2)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	(120,384)	(29,754,110)	(168.1)
Household Durables
KB Home	(443,725)	(29,161,607)	(164.8)
Toll Brothers, Inc.	(18,666)	(2,350,983)	(13.3)
(31,512,590)
Machinery
Deere & Co.	(68,537)	(29,039,127)	(164.1)
Media
Sirius XM Holdings, Inc.	(36,018)	(821,210)	(4.6)
Metals & Mining
Teck Resources Ltd., Class B	(325,212)	(13,180,842)	(74.5)
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	(273,911)	(14,824,063)	(83.8)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Specialized REITs
Weyerhaeuser Co.	(580,969)	$(16,354,277)	(92.4)%
Total Reference Entity — Short		(314,232,642)
Net Value of Reference Entity — Bank of America N.A.		$17,697,318
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/22/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Eastman Chemical Co.	252,629	$23,070,080	79.8%
Diversified Telecommunication Services
AT&T, Inc.	543,083	12,366,000	42.8
Electric Utilities
American Electric Power Co., Inc.	321,161	29,620,679	102.4
Exelon Corp.	591,096	22,248,853	76.9
		51,869,532
Food Products
Campbell Soup Co.	520,678	21,805,995	75.4
Ground Transportation
Avis Budget Group, Inc.	126,240	10,176,206	35.2
Hotels, Restaurants & Leisure
McDonald’s Corp.	101,228	29,344,985	101.4
Royal Caribbean Cruises Ltd.	34,566	7,974,030	27.6
		37,319,015
Household Durables
Lennar Corp., Class A	139,748	19,057,435	65.9
Insurance
Allstate Corp.	23,786	4,585,703	15.9
American International Group, Inc.	117,769	8,573,583	29.6
Hartford Financial Services Group, Inc.	272,714	29,834,912	103.1
		42,994,198
Metals & Mining
Freeport-McMoRan, Inc.	482,650	18,379,312	63.5
Multi-Utilities
Dominion Energy, Inc.	547,866	29,508,063	102.0
Oil, Gas & Consumable Fuels
APA Corp.	736,198	16,998,812	58.8
Marathon Petroleum Corp.	57,207	7,980,376	27.6
Valero Energy Corp.	194,078	23,792,022	82.2
		48,771,210
Passenger Airlines
American Airlines Group, Inc.	1,654,967	28,846,075	99.7
Security	Shares	Value	% of Basket Value
Pharmaceuticals
Bristol-Myers Squibb Co.	523,419	$29,604,579	102.4%
Specialty Retail
AutoZone, Inc.	9,305	29,794,610	103.0
Lowe’s Cos., Inc.	119,424	29,473,843	101.9
59,268,453
Tobacco
Altria Group Inc.	563,693	29,475,507	101.9
Total Reference Entity — Long		462,511,660
Reference Entity — Short
Common Stocks
Chemicals
Corteva, Inc.	(517,581)	(29,481,414)	(101.9)
Containers & Packaging
Ball Corp.	(531,003)	(29,274,195)	(101.2)
Electric Utilities
FirstEnergy Corp.	(271,163)	(10,786,864)	(37.3)
Entertainment
Walt Disney Co.	(238,817)	(26,592,273)	(91.9)
Health Care Providers & Services
CVS Health Corp.	(661,524)	(29,695,812)	(102.7)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(447,407)	(7,838,571)	(27.1)
Household Durables
D.R. Horton, Inc.	(50,387)	(7,045,111)	(24.4)
PulteGroup, Inc.	(259,307)	(28,238,532)	(97.6)
(35,283,643)
Insurance
MetLife, Inc.	(278,004)	(22,762,967)	(78.7)
Prudential Financial, Inc.	(142,324)	(16,869,664)	(58.3)
(39,632,631)
Life Sciences Tools & Services
Danaher Corp.	(23,319)	(5,352,876)	(18.5)
Media
Comcast Corp., Class A	(670,741)	(25,172,910)	(87.0)
Metals & Mining
Cleveland-Cliffs, Inc.	(3,159,838)	(29,702,477)	(102.7)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(727,997)	(30,888,913)	(106.8)
Murphy Oil Corp.	(1,037,724)	(31,401,528)	(108.5)
Occidental Petroleum Corp.	(643,773)	(31,808,824)	(110.0)
(94,099,265)
Passenger Airlines
Southwest Airlines Co.	(454,730)	(15,288,023)	(52.9)
Specialized REITs
Iron Mountain, Inc.	(248,107)	(26,078,527)	(90.2)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(254,310)	$(29,306,684)	(101.3)%
Total Reference Entity — Short		(433,586,165)
Net Value of Reference Entity — Barclays Bank PLC		$28,925,495
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/22/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Dynamics Corp.	45,511	$11,991,693	37.6%
Lockheed Martin Corp.	50,520	24,549,689	77.0
		36,541,382
Biotechnology
Amgen, Inc.	52,763	13,752,148	43.1
Biogen, Inc.	165,041	25,238,070	79.2
Gilead Sciences Inc.	54,151	5,001,928	15.7
		43,992,146
Building Products
Allegion PLC	68,212	8,913,944	27.9
Builders FirstSource, Inc.	103,226	14,754,092	46.3
		23,668,036
Chemicals
Mosaic Co.	5,349	131,478	0.4
Construction & Engineering
MasTec, Inc.	184,599	25,131,308	78.8
Construction Materials
CRH PLC	260,393	24,091,560	75.6
Containers & Packaging
Crown Holdings, Inc.	5,811	480,512	1.5
Electric Utilities
NextEra Energy, Inc.	3,137	224,891	0.7
Southern Co.	105,862	8,714,560	27.3
		8,939,451
Electronic Equipment, Instruments & Components
CDW Corp/DE	139,199	24,226,194	76.0
Jabil, Inc.	1,578	227,074	0.7
		24,453,268
Financial Services
Fidelity National Information Services, Inc.	142,658	11,522,487	36.1
Food Products
Tyson Foods, Inc., Class A	229,315	13,171,854	41.3
Ground Transportation
Canadian National Railway, Co.	25,910	2,630,124	8.3
Security	Shares	Value	% of Basket Value
Health Care Providers & Services
Labcorp Holdings, Inc.	91,488	$20,980,028	65.8%
Health Care REITs
Ventas Inc.	70,714	4,164,348	13.1
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	4,855	24,121,679	75.7
Household Durables
TopBuild Corp.	24,101	7,503,605	23.5
Household Products
Colgate-Palmolive Co.	268,543	24,413,244	76.6
Kimberly-Clark Corp.	185,528	24,311,589	76.2
		48,724,833
Independent Power and Renewable Electricity Producers
Vistra Corp.	177,129	24,420,775	76.6
Industrial REITs
Rexford Industrial Realty, Inc.	4,462	172,501	0.5
Insurance
Aflac, Inc.	241,371	24,967,416	78.3
American International Group, Inc.	181,978	13,247,998	41.6
Chubb Ltd.	78,405	21,663,302	67.9
		59,878,716
Media
Charter Communications, Inc., Class A	18,579	6,368,324	20.0
Oil, Gas & Consumable Fuels
Hf Sinclair Corp.	559,403	19,607,075	61.5
Phillips 66	37,345	4,254,716	13.3
TC Energy Corp.	397,875	18,513,124	58.1
Valero Energy Corp.	155,226	19,029,155	59.7
		61,404,070
Pharmaceuticals
Merck & Co., Inc.	94,294	9,380,367	29.4
Professional Services
Leidos Holdings, Inc.	169,219	24,377,689	76.5
Verisk Analytics, Inc.	45,880	12,636,729	39.6
		37,014,418
Residential REITs
Equity Residential	167,834	12,043,768	37.8
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	155,355	8,909,609	27.9
Specialty Retail
Gap, Inc.	1,029,006	24,315,412	76.2
TJX Cos, Inc.	58,494	7,066,660	22.2
		31,382,072
Technology Hardware, Storage & Peripherals
NetApp, Inc.	207,171	24,048,410	75.4
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Textiles, Apparel & Luxury Goods
Crocs, Inc.	226,572	$24,816,431	77.8%
NIKE, Inc., Class B	149,596	11,319,930	35.5
36,136,361
Total Reference Entity — Long		631,407,490
Reference Entity — Short
Common Stocks
Automobiles
Stellantis NV	(996,496)	(13,004,273)	(40.8)
Beverages
Coca-Cola Co.	(392,443)	(24,433,501)	(76.6)
Broadline Retail
Kohl’s Corp.	(821,421)	(11,532,751)	(36.2)
Capital Markets
Nasdaq Inc.	(312,743)	(24,178,161)	(75.8)
Chemicals
Albemarle Corp.	(173,449)	(14,930,490)	(46.9)
Corteva, Inc.	(429,469)	(24,462,554)	(76.7)
Sherwin-Williams Co.	(385)	(130,873)	(0.4)
(39,523,917)
Commercial Services & Supplies
Waste Management, Inc.	(117,930)	(23,797,095)	(74.6)
Construction Materials
Martin Marietta Materials, Inc.	(41,149)	(21,253,459)	(66.7)
Consumer Finance
American Express Co.	(83,374)	(24,744,569)	(77.6)
Consumer Staples Distribution & Retail
Dollar General Corp.	(139,272)	(10,559,603)	(33.1)
Walgreens Boots Alliance, Inc.	(1,333,629)	(12,442,759)	(39.0)
(23,002,362)
Diversified Telecommunication Services
Lumen Technologies, Inc	(638,287)	(3,389,304)	(10.6)
Electric Utilities
Entergy Corp.	(1,102)	(83,554)	(0.3)
Xcel Energy, Inc.	(89,429)	(6,038,246)	(18.9)
(6,121,800)
Electrical Equipment
Eaton Corp PLC	(17,872)	(5,931,181)	(18.6)
Entertainment
Warner Bros Discovery, Inc., Class A	(2,310,027)	(24,416,985)	(76.6)
Ground Transportation
XPO, Inc.	(72,265)	(9,477,555)	(29.7)
Health Care Providers & Services
Cencora, Inc.	(99,149)	(22,276,797)	(69.9)
McKesson Corp.	(43,060)	(24,540,325)	(77.0)
Molina Healthcare, Inc.	(13,843)	(4,029,005)	(12.6)
UnitedHealth Group, Inc.	(49,913)	(25,248,990)	(79.2)
(76,095,117)
Health Care REITs
Healthpeak Properties, Inc.	(5,259)	(106,600)	(0.3)
Security	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(88,389)	$(24,655,228)	(77.3)%
Household Durables
PulteGroup, Inc.	(539)	(58,697)	(0.2)
Industrial Conglomerates
Honeywell International, Inc.	(53,454)	(12,074,724)	(37.9)
Machinery
AGCO Corp.	(267,611)	(25,016,276)	(78.4)
Cummins, Inc.	(31,244)	(10,891,658)	(34.2)
PACCAR, Inc.	(224,776)	(23,381,200)	(73.3)
Xylem, Inc.	(207,205)	(24,039,924)	(75.4)
(83,329,058)
Office REITs
BXP, Inc.	(82,775)	(6,155,149)	(19.3)
Oil, Gas & Consumable Fuels
APA Corp.	(926,060)	(21,382,725)	(67.1)
ConocoPhillips	(87,911)	(8,718,134)	(27.3)
Devon Energy Corp.	(123,999)	(4,058,487)	(12.7)
Diamondback Energy, Inc.	(14,256)	(2,335,561)	(7.3)
Kinder Morgan, Inc.	(422,105)	(11,565,677)	(36.3)
(48,060,584)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(68,247)	(15,822,384)	(49.6)
Software
Workday, Inc., Class A	(84,602)	(21,829,854)	(68.5)
Specialty Retail
Lithia Motors, Inc., Class A	(67,866)	(24,257,344)	(76.1)
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	(390,564)	(25,515,546)	(80.0)
Tobacco
Philip Morris International, Inc.	(56,117)	(6,753,681)	(21.2)
Total Reference Entity — Short		(599,520,879)
Net Value of Reference Entity — Barclays Bank PLC		$31,886,611
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
General Motors Co.	324,784	$17,301,244	39.7%
Diversified Consumer Services
H&R Block, Inc.	560,028	29,591,880	67.8
Electric Utilities
Southern Co.	356,632	29,357,946	67.3

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Ground Transportation
Union Pacific Corp.	130,029	$29,651,813	68.0%
Health Care Providers & Services
Quest Diagnostics, Inc.	198,766	29,985,839	68.8
UnitedHealth Group, Inc.	24,434	12,360,183	28.3
		42,346,022
Independent Power and Renewable Electricity Producers
Vistra Corp.	119,919	16,533,233	37.9
Media
Charter Communications, Inc., Class A	85,086	29,164,928	66.9
Metals & Mining
Barrick Gold Corp.	1,917,370	29,719,235	68.2
Newmont Corp.	788,805	29,359,322	67.3
		59,078,557
Oil, Gas & Consumable Fuels
Ovintiv, Inc.	490,001	19,845,040	45.5
Specialty Retail
Gap, Inc.	1,252,354	29,593,125	67.9
Wireless Telecommunication Services
T-Mobile U.S., Inc.	133,952	29,567,225	67.8
Total Reference Entity — Long		332,031,013
Reference Entity — Short
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	(23,423)	(29,683,499)	(68.1)
Air Freight & Logistics
United Parcel Service, Inc., Class B	(166,586)	(21,006,495)	(48.2)
Broadline Retail
Macy’s, Inc.	(1,741,196)	(29,478,448)	(67.6)
Chemicals
Dow, Inc.	(76,370)	(3,064,728)	(7.0)
Consumer Finance
Capital One Financial Corp.	(84,986)	(15,154,703)	(34.7)
Health Care Providers & Services
McKesson Corp.	(51,880)	(29,566,931)	(67.8)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(1,246,253)	(21,834,352)	(50.1)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(108,928)	(30,384,376)	(69.7)
MGM Resorts International	(179,072)	(6,204,845)	(14.2)
		(36,589,221)
Independent Power and Renewable Electricity Producers
AES Corp.	(360,841)	(4,644,024)	(10.6)
Industrial Conglomerates
Honeywell International, Inc.	(20,028)	(4,524,125)	(10.4)
Insurance
MetLife, Inc.	(92,560)	(7,578,813)	(17.4)
Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	(350,685)	$(9,608,769)	(22.0)%
Passenger Airlines
Southwest Airlines Co.	(439,222)	(14,766,644)	(33.9)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(245,639)	(29,670,735)	(68.0)
Specialized REITs
Iron Mountain, Inc.	(39,253)	(4,125,883)	(9.5)
Trading Companies & Distributors
United Rentals, Inc.	(38,509)	(27,127,280)	(62.2)
Total Reference Entity — Short		(288,424,650)
Net Value of Reference Entity — BNP Paribas SA		$43,606,363
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	211,676	$24,495,147	(64.6)%
Beverages
Brown-Forman Corp., Class B	30,561	1,160,707	(3.1)
Building Products
Carlisle Cos, Inc.	12,358	4,558,125	(12.0)
Consumer Finance
Ally Financial, Inc.	219,921	7,919,355	(20.9)
Containers & Packaging
Avery Dennison Corp.	929	173,844	(0.5)
Electric Utilities
Edison International	211,763	16,907,158	(44.6)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp., Class A	520	200,834	(0.5)
Energy Equipment & Services
Halliburton Co.	940,325	25,567,437	(67.4)
Financial Services
Equitable Holdings, Inc.	504,890	23,815,661	(62.8)
Food Products
Archer-Daniels-Midland., Co.	387,142	19,558,414	(51.6)
Bunge Global SA	250,194	19,455,085	(51.3)
		39,013,499
Ground Transportation
Norfolk Southern Corp.	94,902	22,273,499	(58.7)
Health Care Equipment & Supplies
Medtronic PLC	4,846	387,099	(1.0)
Zimmer Biomet Holdings, Inc.	9,761	1,031,054	(2.7)
		1,418,153
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Health Care Providers & Services
Quest Diagnostics, Inc.	10,001	$1,508,751	(4.0)%
Health Care REITs
Alexandria Real Estate Equities, Inc.	249,072	24,296,973	(64.1)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	11,242	196,960	(0.5)
Household Durables
Mohawk Industries, Inc.	115,118	13,714,007	(36.2)
IT Services
Twilio, Inc., Class A	9,374	1,013,142	(2.7)
VeriSign, Inc.	126,728	26,227,627	(69.1)
		27,240,769
Multi-Utilities
Dominion Energy, Inc.	275,194	14,821,949	(39.1)
WEC Energy Group, Inc.	158,879	14,940,981	(39.4)
		29,762,930
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	1,480	318,008	(0.8)
Residential REITs
Camden Property Trust	212,109	24,613,128	(64.9)
Invitation Homes, Inc.	634,910	20,298,073	(53.5)
		44,911,201
Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.	240,382	21,317,076	(56.2)
Specialty Retail
Bath & Body Works, Inc.	593,399	23,006,079	(60.7)
Murphy USA, Inc.	41,012	20,577,771	(54.2)
		43,583,850
Total Reference Entity — Long		374,353,944
Reference Entity — Short
Common Stocks
Aerospace & Defense
Huntington Ingalls Industries, Inc.	(7,705)	(1,456,014)	3.8
Automobiles
Ford Motor Co.	(1,023,830)	(10,135,917)	26.7
Broadline Retail
Amazon.com, Inc.	(89,739)	(19,687,839)	51.9
Macy’s, Inc.	(1,139,750)	(19,295,968)	50.9
		(38,983,807)
Building Products
Carrier Global Corp.	(204,988)	(13,992,481)	36.9
Fortune Brands Innovations, Inc.	(135,357)	(9,248,944)	24.4
		(23,241,425)
Chemicals
Air Products and Chemicals, Inc.	(77,782)	(22,559,891)	59.5
Consumer Finance
Capital One Financial Corp.	(6,622)	(1,180,835)	3.1
Containers & Packaging
Amcor PLC	(1,345,444)	(12,660,628)	33.4
Security	Shares	Value	% of Basket Value
Electric Utilities
NRG Energy, Inc.	(1,801)	$(162,486)	0.4%
Electrical Equipment
Emerson Electric Co.	(97,547)	(12,089,000)	31.9
Energy Equipment & Services
Transocean Ltd.	(274,306)	(1,028,647)	2.7
Financial Services
Berkshire Hathaway, Inc., Class B	(12,903)	(5,848,672)	15.4
Fiserv, Inc.	(4,337)	(890,906)	2.3
Global Payments Inc.	(218,315)	(24,464,379)	64.5
Shift4 Payments, Inc., Class A	(83,179)	(8,632,317)	22.8
		(39,836,274)
Health Care Equipment & Supplies
Hologic, Inc.	(11,730)	(845,616)	2.2
Health Care Providers & Services
Elevance Health, Inc.	(12,107)	(4,466,272)	11.8
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	(363,571)	(12,150,543)	32.1
Hilton Worldwide Holdings, Inc.	(6,004)	(1,483,949)	3.9
Starbucks Corp.	(77,214)	(7,045,777)	18.6
Vail Resorts, Inc.	(12,202)	(2,287,265)	6.0
		(22,967,534)
Insurance
Arthur J Gallagher & Co.	(15,350)	(4,357,097)	11.5
Brown & Brown, Inc.	(202,443)	(20,653,235)	54.5
		(25,010,332)
IT Services
GoDaddy, Inc., Class A	(121,500)	(23,980,455)	63.2
Life Sciences Tools & Services
Avantor, Inc.	(127,306)	(2,682,338)	7.1
Charles River Laboratories International, Inc.	(1,029)	(189,953)	0.5
		(2,872,291)
Machinery
Cnh Industrial NV	(1,316,735)	(14,918,608)	39.3
Deere & Co.	(1,319)	(558,860)	1.5
		(15,477,468)
Media
News Corp., Class A	(23,960)	(659,858)	1.7
Metals & Mining
Cleveland-Cliffs, Inc.	(625,147)	(5,876,382)	15.5
Teck Resources Ltd., Class B	(301,924)	(12,236,980)	32.3
		(18,113,362)
Oil, Gas & Consumable Fuels
EQT Corp.	(554,810)	(25,582,289)	67.4
Occidental Petroleum Corp.	(116,198)	(5,741,343)	15.1
ONEOK, Inc.	(248,119)	(24,911,148)	65.7
Permian Resources Corp.	(104,413)	(1,501,459)	4.0
		(57,736,239)
Pharmaceuticals
Bristol-Myers Squibb Co.	(160,209)	(9,061,421)	23.9
Viatris, Inc.	(1,464,643)	(18,234,805)	48.1
		(27,296,226)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Marvell Technology, Inc.	(94,234)	$(10,408,145)	27.4%
Specialized REITs
Iron Mountain, Inc.	(19,174)	(2,015,379)	5.3
Specialty Retail
Advance Auto Parts, Inc.	(561,316)	(26,544,634)	70.0
Textiles, Apparel & Luxury Goods
VF Corp.	(119,335)	(2,560,929)	6.8
Trading Companies & Distributors
United Rentals, Inc.	(11,341)	(7,989,054)	21.1
Total Reference Entity — Short		(412,278,718)
Net Value of Reference Entity — BNP Paribas SA		$(37,924,774)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Providers & Services
Tenet Healthcare Corp.	232,311	$29,324,617	94.0%
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	57,211	10,680,722	34.2
Software
Oracle Corp.	176,511	29,413,793	94.2
Total Reference Entity — Long		69,419,132
Reference Entity — Short
Common Stocks
Automobiles
Tesla, Inc.	(69,955)	(28,250,627)	(90.5)
Broadline Retail
Kohl’s Corp.	(20,726)	(290,993)	(0.9)
Insurance
Prudential Financial, Inc.	(30,962)	(3,669,926)	(11.8)
Security	Shares	Value	% of Basket Value
Machinery
Caterpillar, Inc.	(16,508)	$(5,988,442)	(19.2)%
Total Reference Entity — Short		(38,199,988)
Net Value of Reference Entity — Citibank N.A.		$31,219,144
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Metals & Mining
Newmont Corp.	654,570	$24,363,095	50.7%
Residential REITs
Essex Property Trust, Inc.	85,985	24,543,559	51.0
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	111,701	25,800,697	53.6
Total Reference Entity — Long		74,707,351
Reference Entity — Short
Common Stocks
Automobile Components
Aptiv PLC	(427,665)	(25,865,179)	(53.8)
Broadline Retail
Kohl’s Corp.	(51,916)	(728,901)	(1.5)
Total Reference Entity — Short		(26,594,080)
Net Value of Reference Entity — Citibank N.A.		$48,113,271
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
BorgWarner, Inc.	765,900	$24,347,961	32.8%
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	78,615	$18,135,695	24.4%
Insurance
Hartford Financial Services Group, Inc.	226,288	24,755,907	33.3
Leisure Products
Hasbro Inc.	434,986	24,320,067	32.7
Professional Services
Booz Allen Hamilton Holdings, Corp., Class A	188,343	24,239,744	32.6
Software
Elastic NV	182,599	18,091,909	24.3
Total Reference Entity — Long		133,891,283
Reference Entity — Short
Common Stocks
Chemicals
Albemarle Corp.	(107,873)	(9,285,708)	(12.5)
Containers & Packaging
Packaging Corp. of America	(10,172)	(2,290,022)	(3.1)
Metals & Mining
Nucor Corp.	(167,403)	(19,537,604)	(26.3)
Specialized REITs
Digital Realty Trust, Inc.	(90,827)	(16,106,352)	(21.6)
Specialty Retail
Home Depot, Inc.	(31,661)	(12,315,813)	(16.6)
Total Reference Entity — Short		(59,535,499)
Net Value of Reference Entity — Goldman Sachs Bank USA		$74,355,784
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	182,537	$30,445,346	190.2%
Containers & Packaging
Packaging Corp. of America	129,800	29,221,874	182.5
Total Reference Entity — Long		59,667,220
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(1,031,788)	(14,486,303)	(90.5)
Security	Shares	Value	% of Basket Value
Electric Utilities
NextEra Energy, Inc.	(406,910)	$(29,171,378)	(182.2)%
Total Reference Entity — Short		(43,657,681)
Net Value of Reference Entity — Goldman Sachs Bank USA		$16,009,539
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
BorgWarner, Inc.	927,622	$29,489,103	94.8%
Communications Equipment
Motorola Solutions, Inc.	63,231	29,227,265	94.0
Consumer Staples Distribution & Retail
Walmart, Inc.	336,200	30,375,670	97.7
Food Products
General Mills, Inc.	268,066	17,094,569	55.0
Insurance
Allstate Corp.	130,490	25,157,167	80.9
Media
Omnicom Group, Inc.	340,245	29,274,680	94.1
Oil, Gas & Consumable Fuels
Targa Resources Corp.	82,579	14,740,352	47.4
Passenger Airlines
United Airlines Holdings, Inc.	319,195	30,993,834	99.7
Pharmaceuticals
Pfizer, Inc.	203,022	5,386,174	17.3
Specialty Retail
Best Buy Co., Inc.	342,741	29,407,178	94.5
Total Reference Entity — Long		241,145,992
Reference Entity — Short
Common Stocks
Air Freight & Logistics
FedEx Corp.	(31,499)	(8,861,614)	(28.5)
Chemicals
Dow, Inc.	(670,473)	(26,906,082)	(86.5)
Sherwin-Williams Co.	(28,097)	(9,551,013)	(30.7)
		(36,457,095)
Consumer Finance
Capital One Financial Corp.	(82,388)	(14,691,428)	(47.2)
Consumer Staples Distribution & Retail
Kroger Co.	(476,888)	(29,161,701)	(93.8)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Electric Utilities
PG&E Corp.	(1,282,340)	$(25,877,621)	(83.2)%
Health Care Equipment & Supplies
Baxter International, Inc.	(1,009,918)	(29,449,209)	(94.7)
Health Care Providers & Services
DaVita, Inc.	(194,939)	(29,153,128)	(93.8)
Hotels, Restaurants & Leisure
Boyd Gaming Corp.	(68,173)	(4,945,269)	(15.9)
Independent Power and Renewable Electricity Producers
AES Corp.	(594,699)	(7,653,776)	(24.6)
Insurance
Prudential Financial, Inc.	(78,950)	(9,357,944)	(30.1)
Oil, Gas & Consumable Fuels
Devon Energy Corp.	(145,440)	(4,760,251)	(15.3)
Retail REITs
Simon Property Group, Inc.	(56,196)	(9,677,513)	(31.1)
Total Reference Entity — Short		(210,046,549)
Net Value of Reference Entity — HSBC Bank PLC		$31,099,443
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Northrop Grumman Corp.	51,875	$24,344,419	50.8%
Textron, Inc.	73,657	5,634,024	11.8
		29,978,443
Beverages
Constellation Brands, Inc., Class A	8,026	1,773,746	3.7
Building Products
Trane Technologies PLC	31,157	11,507,838	24.0
Consumer Staples Distribution & Retail
Sysco Corp.	1,244	95,116	0.2
Electric Utilities
Eversource Energy	355,840	20,435,891	42.6
Exelon Corp.	665,735	25,058,266	52.3
		45,494,157
Food Products
Conagra Brands, Inc.	485,806	13,481,117	28.1
Health Care Providers & Services
Tenet Healthcare Corp.	192,778	24,334,367	50.8
Hotels, Restaurants & Leisure
MGM Resorts International	647,711	22,443,186	46.8
Security	Shares	Value	% of Basket Value
Household Products
Clorox Co.	43,823	$7,117,293	14.9%
Insurance
Allstate Corp.	128,013	24,679,626	51.5
Metals & Mining
Pan American Silver Corp.	1,215,300	24,573,366	51.3
Residential REITs
Sun Communities, Inc.	201,199	24,741,441	51.6
Semiconductors & Semiconductor Equipment
KLA Corp.	39,359	24,800,893	51.7
Specialized REITs
American Tower Corp.	135,074	24,773,923	51.7
Crown Castle, Inc.	269,916	24,497,576	51.1
		49,271,499
Specialty Retail
Dick’s Sporting Goods, Inc.	6,010	1,375,328	2.9
Total Reference Entity — Long		305,667,416
Reference Entity — Short
Common Stocks
Air Freight & Logistics
United Parcel Service, Inc., Class B	(195,658)	(24,672,474)	(51.5)
Capital Markets
FactSet Research Systems, Inc.	(25,430)	(12,213,520)	(25.5)
Construction & Engineering
Quanta Services, Inc.	(71,097)	(22,470,207)	(46.9)
Consumer Staples Distribution & Retail
U.S. Foods Holding Corp.	(360,129)	(24,294,302)	(50.7)
Containers & Packaging
Amcor PLC	(351,142)	(3,304,246)	(6.9)
Distributors
LKQ Corp.	(276,153)	(10,148,623)	(21.2)
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	(127,476)	(20,476,470)	(42.7)
Entertainment
Take-Two Interactive Software, Inc.	(136,042)	(25,042,611)	(52.2)
Food Products
Lamb Weston Holdings, Inc.	(193,857)	(12,955,463)	(27.0)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	(68,429)	(12,750,376)	(26.6)
Las Vegas Sands Corp.	(119,445)	(6,134,695)	(12.8)
		(18,885,071)
Life Sciences Tools & Services
Illumina, Inc.	(72,026)	(9,624,834)	(20.1)
Media
Comcast Corp., Class A	(607,296)	(22,791,819)	(47.6)
Oil, Gas & Consumable Fuels
Matador Resources Co.	(1,525)	(85,797)	(0.2)
Semiconductors & Semiconductor Equipment
Intel Corp.	(627,626)	(12,583,901)	(26.2)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(176,169)	$(20,301,716)	(42.4)%
Trading Companies & Distributors
FTAI Aviation Ltd.	(124,221)	(17,892,793)	(37.3)
Total Reference Entity — Short		(257,743,847)
Net Value of Reference Entity — HSBC Bank PLC		$47,923,569
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	151,462	$25,262,347	(793.8)%
Automobile Components
Lear Corp.	259,872	24,609,879	(773.3)
Entertainment
Netflix, Inc.	11,745	10,468,553	(328.9)
Health Care Equipment & Supplies
Becton Dickinson & Co.	38,464	8,726,328	(274.2)
STERIS PLC	8,681	1,784,466	(56.0)
		10,510,794
Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	253,017	21,799,945	(685.0)
Insurance
American International Group, Inc.	158,286	11,523,221	(362.1)
Manulife Financial Corp.	236,599	7,265,955	(228.3)
		18,789,176
Metals & Mining
Barrick Gold Corp.	1,385,895	21,481,372	(674.9)
Steel Dynamics, Inc.	667	76,085	(2.4)
		21,557,457
Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	41,338	3,479,006	(109.3)
Total Reference Entity — Long		136,477,157
Reference Entity — Short
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	(23,654)	(3,524,683)	110.7
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	(261,375)	(19,587,443)	615.5
Containers & Packaging
Packaging Corp. of America	(52,364)	(11,788,707)	370.4
Security	Shares	Value	% of Basket Value
Electronic Equipment, Instruments & Components
Trimble, Inc.	(343,352)	$(24,261,252)	762.3%
Multi-Utilities
CenterPoint Energy, Inc.	(758,188)	(24,057,305)	755.9
Oil, Gas & Consumable Fuels
Ovintiv, Inc.	(9,087)	(368,024)	11.6
Personal Care Products
Estee Lauder Cos, Inc., Class A	(325,825)	(24,430,358)	767.6
Specialized REITs
Equinix, Inc.	(13,127)	(12,377,317)	388.9
Specialty Retail
Foot Locker, Inc.	(885,326)	(19,264,694)	605.3
Total Reference Entity — Short		(139,659,783)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(3,182,626)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
Ford Motor Co.	1,506,417	$14,913,528	26.2%
Electric Utilities
Exelon Corp.	215,116	8,096,966	14.2
Energy Equipment & Services
Halliburton Co.	1,122,745	30,527,437	53.5
Food Products
Mondelez International, Inc., Class A	432,398	25,827,133	45.3
Hotels, Restaurants & Leisure
Carnival Corp.	1,176,339	29,314,368	51.4
Multi-Utilities
Sempra	50,772	4,453,720	7.8
Oil, Gas & Consumable Fuels
TC Energy Corp.	647,378	30,122,498	52.8
Passenger Airlines
Delta Air Lines, Inc.	250,880	15,178,240	26.6
Total Reference Entity — Long		158,433,890
Reference Entity — Short
Common Stocks
Building Products
Johnson Controls International PLC	(370,423)	(29,237,487)	(51.3)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Containers & Packaging
International Paper Co.	(313,101)	$(16,851,096)	(29.5)%
Sealed Air Corp.	(363,918)	(12,311,346)	(21.6)
(29,162,442)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	(184,740)	(24,784,719)	(43.5)
Household Durables
Whirlpool Corp.	(141,505)	(16,199,492)	(28.4)
Trading Companies & Distributors
United Rentals, Inc.	(2,851)	(2,008,359)	(3.5)
Total Reference Entity — Short		(101,392,499)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$57,041,391
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/11/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
HEICO Corp.	25,888	$6,154,613	22.2%
L3Harris Technologies, Inc.	24,786	5,212,000	18.8
		11,366,613
Chemicals
Eastman Chemical Co.	21,399	1,954,157	7.1
Communications Equipment
Motorola Solutions, Inc.	52,273	24,162,149	87.2
Construction Materials
Eagle Materials, Inc.	57,538	14,198,077	51.2
Diversified Telecommunication Services
BCE, Inc.	745,088	17,271,140	62.3
Verizon Communications, Inc.	298,860	11,951,411	43.2
		29,222,551
Household Durables
Toll Brothers, Inc.	188,778	23,776,589	85.8
Insurance
Reinsurance Group of America, Inc.	120,374	25,715,498	92.8
Machinery
Otis Worldwide Corp.	54,207	5,020,110	18.1
Media
Omnicom Group, Inc.	206,122	17,734,737	64.0
Metals & Mining
Freeport-McMoRan, Inc.	633,687	24,130,801	87.1
Southern Copper Corp.	200,226	18,246,595	65.8
		42,377,396
Passenger Airlines
Delta Air Lines, Inc.	2,580	156,090	0.6
Security	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.	13,355	$2,051,595	7.4%
Specialized REITs
Extra Space Storage, Inc.	8,092	1,210,563	4.4
VICI Properties, Inc.	11,223	327,824	1.2
1,538,387
Technology Hardware, Storage & Peripherals
HP, Inc.	75,653	2,468,557	8.9
Total Reference Entity — Long		201,742,506
Reference Entity — Short
Common Stocks
Biotechnology
AbbVie, Inc.	(100,556)	(17,868,801)	(64.5)
Chemicals
Celanese Corp., Class A	(103,893)	(7,190,435)	(26.0)
Ecolab Inc.	(1,313)	(307,662)	(1.1)
Lyondellbasell Industries NV, Class A	(35,130)	(2,609,105)	(9.4)
(10,107,202)
Diversified Consumer Services
Service Corporation International	(158,991)	(12,690,662)	(45.8)
Health Care Providers & Services
Cardinal Health, Inc.	(60,674)	(7,175,914)	(25.9)
Centene Corp.	(409,614)	(24,814,416)	(89.6)
Humana, Inc.	(101,058)	(25,639,425)	(92.5)
(57,629,755)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	(60,415)	(19,846,932)	(71.6)
Machinery
Cummins, Inc.	(38,309)	(13,354,517)	(48.2)
Media
Sirius XM Holdings, Inc.	(1,062,854)	(24,233,071)	(87.5)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	(46,142)	(4,963,495)	(17.9)
Semiconductors & Semiconductor Equipment
Entegris, Inc.	(94,328)	(9,344,132)	(33.7)
NXP Semiconductors NV	(531)	(110,368)	(0.4)
Qorvo, Inc.	(55,553)	(3,884,821)	(14.0)
(13,339,321)
Total Reference Entity — Short		(174,033,756)
Net Value of Reference Entity — SG Americas Securities LLC		$27,708,750
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/11/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	255,105	$29,520,751	278.7%
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Chemicals
Olin Corp.	26,236	$886,777	8.3%
Communications Equipment
Cisco Systems, Inc.	176,902	10,472,598	98.9
Consumer Staples Distribution & Retail
Target Corp.	61,269	8,282,343	78.2
Health Care Providers & Services
Universal Health Services, Inc., Class B	166,107	29,802,918	281.4
Specialty Retail
Home Depot, Inc.	58,293	22,675,394	214.1
Total Reference Entity — Long		101,640,781
Reference Entity — Short
Common Stocks
Consumer Finance
American Express Co.	(9,454)	(2,805,852)	(26.5)
Security	Shares	Value	% of Basket Value
Food Products
Kraft Heinz Co.	(970,151)	$(29,793,337)	(281.3)%
Health Care Providers & Services
The Cigna Group	(106,127)	(29,305,910)	(276.7)
IT Services
International Business Machines Corp.	(132,576)	(29,144,182)	(275.1)
Total Reference Entity — Short		(91,049,281)
Net Value of Reference Entity — SG Americas Securities LLC		$10,591,500
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 38,481,254	$ (2,413,413)	$ 24,048,415	$ (26,774,979)
OTC Swaps	—	—	11,933,818	(32,654,597)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 31,660,388	$ —	$ 31,660,388
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	12,420,565	—	—	12,420,565
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	23,962,173	86,242	24,048,415
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	11,933,818	—	—	—	11,933,818
	$ —	$ —	$ 11,933,818	$ 12,420,565	$ 55,622,561	$ 86,242	$ 80,063,186
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 28,139,685	$ —	$ 28,139,685
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	12,194,551	—	—	12,194,551

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$ —	$ 1,947,721	$ —	$ —	$ 24,748,067	$ 79,191	$ 26,774,979
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	32,654,597	—	—	—	32,654,597
	$ —	$ 1,947,721	$ 32,654,597	$ 12,194,551	$ 52,887,752	$ 79,191	$ 99,763,812

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,166,556	$ —	$ 15,596,634	$ —	$ 18,763,190
Forward foreign currency exchange contracts	—	—	—	(4,397,303)	—	—	(4,397,303)
Swaps	—	13,299,055	(28,976,851)	—	(3,218,966)	11,630,258	(7,266,504)
	$ —	$ 13,299,055	$ (25,810,295)	$ (4,397,303)	$ 12,377,668	$ 11,630,258	$ 7,099,383
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 30,828,249	$ —	$ 30,828,249
Forward foreign currency exchange contracts	—	—	—	2,565,092	—	—	2,565,092
Swaps	—	(9,589,509)	(252,522)	—	1,216,159	(3,826,025)	(12,451,897)
	$ —	$ (9,589,509)	$ (252,522)	$ 2,565,092	$ 32,044,408	$ (3,826,025)	$ 20,941,444
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,276,442,416
Average notional value of contracts — short	1,761,096,473
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,081,067,574
Average amounts sold — in USD	1,047,708,462
Credit default swaps:
Average notional value — buy protection	16,465,528
Average notional value — sell protection	329,216,907
Interest rate swaps:
Average notional value — pays fixed rate	2,108,355,160
Average notional value — receives fixed rate	2,291,228,877
Inflation swaps:
Average notional value — pays fixed rate	110,182,033
Average notional value — receives fixed rate	138,719,330
Total return swaps:
Average notional value	375,294,111
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 4,249,251	$ 1,956,679
Forward foreign currency exchange contracts	12,420,565	12,194,551
Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

	Assets	Liabilities
Swaps — centrally cleared	$ —	$ 142,533
Swaps — OTC(a)	11,933,818	32,654,597
Total derivative assets and liabilities in the Statements of Assets and Liabilities	28,603,634	46,948,360
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,249,251)	(2,099,212)
Total derivative assets and liabilities subject to an MNA	$ 24,354,383	$ 44,849,148

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Australia & New Zealand Bank Group	$ 3,837	$ (3,837)	$ —	$ —	$ —
Bank of America N.A.	5,824,061	(5,824,061)	—	—	—
Barclays Bank PLC	1,332,326	(1,332,326)	—	—	—
BNP Paribas SA	2,186,683	(2,186,683)	—	—	—
Citibank N.A.	2,953,469	(2,227,532)	—	—	725,937
Deutsche Bank AG	546,395	(163,154)	—	—	383,241
Goldman Sachs International	549,203	(549,203)	—	—	—
HSBC Bank PLC	279,417	(279,417)	—	—	—
JPMorgan Chase Bank N.A.	789,246	(789,246)	—	—	—
Morgan Stanley & Co. International PLC	1,944,454	(1,347,179)	—	—	597,275
Royal Bank of Canada	3,152,874	(124,748)	—	—	3,028,126
SG Americas Securities LLC	3,393,400	(3,337,549)	—	—	55,851
Societe Generale	13,592	(13,592)	—	—	—
Standard Chartered Bank	994,350	(225,817)	—	—	768,533
State Street Bank and Trust Co.	309,650	(309,650)	—	—	—
Toronto-Dominion Bank	6,819	—	—	—	6,819
UBS AG	74,607	(74,607)	—	—	—
	$ 24,354,383	$ (18,788,601)	$ —	$ —	$ 5,565,782

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Australia & New Zealand Bank Group	$ 32,912	$ (3,837)	$ —	$ —	$ 29,075
Bank of America N.A.	8,358,496	(5,824,061)	—	—	2,534,435
Barclays Bank PLC	6,247,786	(1,332,326)	—	—	4,915,460
BNP Paribas SA	4,513,117	(2,186,683)	—	(2,326,434)	—
Citibank N.A.	2,227,532	(2,227,532)	—	—	—
Deutsche Bank AG	163,154	(163,154)	—	—	—
Goldman Sachs Bank USA	3,345,058	—	—	(2,910,000)	435,058
Goldman Sachs International	3,196,420	(549,203)	—	—	2,647,217
HSBC Bank PLC	7,392,689	(279,417)	—	(780,000)	6,333,272
JPMorgan Chase Bank N.A.	813,867	(789,246)	—	(24,621)	—
Morgan Stanley & Co. International PLC	1,347,179	(1,347,179)	—	—	—
Royal Bank of Canada	124,748	(124,748)	—	—	—
SG Americas Securities LLC	3,337,549	(3,337,549)	—	—	—
Societe Generale	94,852	(13,592)	—	(81,260)	—
Standard Chartered Bank	225,817	(225,817)	—	—	—
State Street Bank and Trust Co.	503,652	(309,650)	—	—	194,002
UBS AG	2,924,320	(74,607)	—	—	2,849,713
	$ 44,849,148	$ (18,788,601)	$ —	$ (6,122,315)	$ 19,938,232

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock Systematic Multi-Strategy Fund

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 92,117,297	$ —	$ 92,117,297
Common Stocks	763,400,706	—	—	763,400,706
Corporate Bonds	—	4,070,042,782	—	4,070,042,782
Non-Agency Mortgage-Backed Securities	—	1,718,247,228	—	1,718,247,228
Preferred Securities
Capital Trust	—	1,769,061	—	1,769,061
U.S. Government Sponsored Agency Securities	—	778,371,979	—	778,371,979
Short-Term Securities
Money Market Funds	9,202,298	—	—	9,202,298
U.S. Treasury Obligations	—	14,901,516	—	14,901,516
	$772,603,004	$6,675,449,863	$—	$7,448,052,867
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 11,933,818	$ —	$ 11,933,818
Foreign Currency Exchange Contracts	—	12,420,565	—	12,420,565
Interest Rate Contracts	31,660,388	23,962,173	—	55,622,561
Other Contracts	—	86,242	—	86,242
Liabilities
Credit Contracts	—	(1,947,721)	—	(1,947,721)
Equity Contracts	—	(32,654,597)	—	(32,654,597)
Foreign Currency Exchange Contracts	—	(12,194,551)	—	(12,194,551)
Interest Rate Contracts	(28,139,685)	(24,748,067)	—	(52,887,752)
Other Contracts	—	(79,191)	—	(79,191)
	$3,520,703	$(23,221,329)	$—	$(19,700,626)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
December 31, 2024

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
ASSETS
Investments, at value — unaffiliated(b)	$ 806,617,232	$ 7,438,850,569
Investments, at value — affiliated(c)	37,033,697	9,202,298
Cash	69,581	1,996,305
Cash pledged:
Collateral — OTC derivatives	—	50,002,000
Futures contracts	11,563,791	29,616,500
Centrally cleared swaps	18,168,230	46,307,000
Foreign currency, at value(d)	40,929,707	26,107,397
Receivables:
Investments sold	444,584	—
Swaps	—	156,181,262
TBA sale commitments	19,537	—
Capital shares sold	1,421,439	13,771,228
Dividends — unaffiliated	10,550	1,265,316
Dividends — affiliated	37,625	249,474
Interest — unaffiliated	7,863,552	59,505,137
Principal paydowns	—	379
Variation margin on futures contracts	1,032,827	4,249,251
Variation margin on centrally cleared swaps	1,281,913	—
Swap premiums paid	175,402	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,747,518	12,420,565
OTC swaps	385,269	11,933,818
Prepaid expenses	63,764	132,940
Total assets	934,866,218	7,861,791,439
LIABILITIES
Cash received:
Collateral — OTC derivatives	13,000	9,050,000
Collateral — TBA commitments	40,000	—
Options written, at value(e)	1,524,425	—
TBA sale commitments, at value(f)	19,537	—
Payables:
Investments purchased	107,596,477	741,083,610
Swaps	—	176,529,129
Accounting services fees	52,388	285,242
Administration fees	—	322,896
Capital shares redeemed	1,436,642	11,698,607
Custodian fees	131,396	132,333
Deferred foreign capital gain tax	10,638	—
Foreign taxes	6,859	—
Income dividend distributions	413,923	—
Investment advisory fees	269,646	4,347,923
Directors’ and Officer’s fees	1,372	11,232
Other accrued expenses	37,498	68,656
Principal payups	1,605	—
Professional fees	118,941	123,811
Service and distribution fees	19,268	83,746
Transfer agent fees	69,140	2,968,097
Variation margin on futures contracts	88,617	1,956,679
Variation margin on centrally cleared swaps	—	142,533
Swap premiums received	11,479	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,228,970	12,194,551

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
OTC swaps	$ 851,587	$ 32,654,597
Unfunded floating rate loan interests	6,427	—
Total liabilities	120,949,835	993,653,642
Commitments and contingent liabilities
NET ASSETS	$ 813,916,383	$ 6,868,137,797
NET ASSETS CONSIST OF
Paid-in capital	$ 918,009,821	$ 7,156,554,505
Accumulated loss	(104,093,438)	(288,416,708)
NET ASSETS	$ 813,916,383	$ 6,868,137,797
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$830,287,917	$7,365,065,004
(c) Investments, at cost—affiliated	$36,485,330	$9,202,298
(d) Foreign currency, at cost	$41,534,478	$26,773,481
(e) Premiums received	$1,474,043	$—
(f) Proceeds from TBA sale commitments	$19,537	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
NET ASSET VALUE
Institutional
Net assets	$ 526,429,619	$ 6,301,630,436
Shares outstanding	101,379,499	623,744,384
Net asset value	$ 5.19	$ 10.10
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor A
Net assets	$ 79,627,875	$ 359,115,146
Shares outstanding	15,345,264	35,598,677
Net asset value	$ 5.19	$ 10.09
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor C
Net assets	$ 2,979,833	$ 15,507,862
Shares outstanding	574,740	1,549,723
Net asset value	$ 5.18	$ 10.01
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Class K
Net assets	$ 204,879,056	$ 191,884,353
Shares outstanding	39,488,672	19,007,716
Net asset value	$ 5.19	$ 10.10
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
(a) Consolidated Statement of Assets and Liabilities.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2024

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
INVESTMENT INCOME
Dividends — unaffiliated	$294,773	$17,404,526
Dividends — affiliated	1,743,949	2,714,219
Interest — unaffiliated	38,607,899	365,265,145
Other income — unaffiliated	—	257,065
Foreign taxes withheld	(110,932)	(62,057)
Total investment income	40,535,689	385,578,898
EXPENSES
Investment advisory	3,956,273	49,695,169
Transfer agent — class specific	966,714	7,653,500
Custodian	328,907	297,788
Service and distribution — class specific	225,313	925,801
Professional	172,899	199,624
Accounting services	122,758	646,050
Registration	103,769	183,062
Printing and postage	67,000	83,974
Directors and Officer	15,977	118,550
Administration	—	2,383,347
Administration — class specific	—	1,351,290
Miscellaneous	46,633	27,531
Total expenses excluding interest expense	6,006,243	63,565,686
Interest expense — unaffiliated	915	14,673
Total expenses	6,007,158	63,580,359
Less:
Administration fees waived by the Manager — class specific	—	(53,556)
Fees waived and/or reimbursed by the Manager	(993,310)	(41,375)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(670,121)	(9,732)
Total expenses after fees waived and/or reimbursed	4,343,727	63,475,696
Net investment income	36,191,962	322,103,202
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	(7,736,325)	51,212,002
Investments — affiliated	464,895	—
Forward foreign currency exchange contracts	684,261	(4,397,303)
Foreign currency transactions	(3,240,503)	(1,636,839)
Futures contracts	2,088,475	18,763,190
Options written	3,558,352	—
Swaps	(19,814,969)	(7,266,504)
	(23,995,814)	56,674,546
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2024
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	$(21,498,110)	$39,457,715
Investments — affiliated	260,639	—
Forward foreign currency exchange contracts	(603,213)	2,565,092
Foreign currency translations	(426,282)	(1,055,783)
Futures contracts	12,248,679	30,828,249
Options written	(328,526)	—
Swaps	2,453,832	(12,451,897)
Unfunded floating rate loan interests	1,930	—
	(7,891,051)	59,343,376
Net realized and unrealized gain (loss)	(31,886,865)	116,017,922
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,305,097	$438,121,124
(a) Consolidated Statement of Operations.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(155,603)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$8,193	$—
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.		BlackRock Systematic Multi-Strategy Fund
	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$36,191,962	$30,258,958	$322,103,202	$317,819,595
Net realized gain (loss)	(23,995,814)	19,313,735	56,674,546	(330,396,482)
Net change in unrealized appreciation (depreciation)	(7,891,051)	69,930	59,343,376	459,780,324
Net increase in net assets resulting from operations	4,305,097	49,642,623	438,121,124	447,203,437
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income
Institutional	(9,336,371)	(9,333,079)	(250,278,628)	(272,485,926)
Investor A	(1,208,257)	(1,235,819)	(13,371,237)	(11,392,840)
Investor C	(25,539)	(32,040)	(471,935)	(550,599)
Class K	(3,714,527)	(2,803,968)	(7,878,739)	(8,764,440)
Return of capital
Institutional	(5,790,533)	(5,415,885)	—	(738,180)
Investor A	(870,283)	(810,166)	—	(34,860)
Investor C	(36,835)	(38,310)	—	(1,817)
Class K	(2,236,490)	(1,682,109)	—	(20,987)
Decrease in net assets resulting from distributions to shareholders	(23,218,835)	(21,351,376)	(272,000,539)	(293,989,649)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	73,435,767	28,764,869	(1,967,425)	(2,935,119,977)
NET ASSETS
Total increase (decrease) in net assets	54,522,029	57,056,116	164,153,160	(2,781,906,189)
Beginning of year	759,394,354	702,338,238	6,703,984,637	9,485,890,826
End of year	$813,916,383	$759,394,354	$6,868,137,797	$6,703,984,637

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of year	$5.32	$5.12	$6.20	$6.38	$6.13
Net investment income(b)	0.24	0.21	0.13	0.12	0.12
Net realized and unrealized gain (loss)	(0.22)	0.14	(1.05)	(0.19)	0.43
Net increase (decrease) from investment operations	0.02	0.35	(0.92)	(0.07)	0.55
Distributions(c)
From net investment income	(0.09)	(0.09)	—	(0.09)	(0.10)
From net realized gain	—	—	—	(0.01)	(0.20)
Return of capital	(0.06)	(0.06)	(0.16)	(0.01)	—
Total distributions	(0.15)	(0.15)	(0.16)	(0.11)	(0.30)
Net asset value, end of year	$5.19	$5.32	$5.12	$6.20	$6.38
Total Return(d)
Based on net asset value	0.46%	6.95%	(14.85)%	(1.08)%	9.04%
Ratios to Average Net Assets(e)
Total expenses	0.76%	0.79%	0.82%(f)	0.81%(g)	0.80%
Total expenses after fees waived and/or reimbursed	0.53%	0.54%	0.59%(f)	0.61%(g)	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53%	0.54%	0.57%(f)	0.61%(g)	0.53%
Net investment income	4.59%	4.06%	2.40%	1.88%	1.93%
Supplemental Data
Net assets, end of year (000)	$526,430	$489,081	$479,103	$717,250	$671,817
Portfolio turnover rate(h)	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.78%, 0.55% and 0.53%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.73%, 0.53% and 0.53%, respectively.

(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	168%	223%	195%	228%	234%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of year	$5.32	$5.12	$6.19	$6.38	$6.12
Net investment income(b)	0.23	0.19	0.12	0.10	0.11
Net realized and unrealized gain (loss)	(0.22)	0.15	(1.04)	(0.19)	0.44
Net increase (decrease) from investment operations	0.01	0.34	(0.92)	(0.09)	0.55
Distributions(c)
From net investment income	(0.08)	(0.08)	—	(0.08)	(0.09)
From net realized gain	—	—	—	(0.01)	(0.20)
Return of capital	(0.06)	(0.06)	(0.15)	(0.01)	—
Total distributions	(0.14)	(0.14)	(0.15)	(0.10)	(0.29)
Net asset value, end of year	$5.19	$5.32	$5.12	$6.19	$6.38
Total Return(d)
Based on net asset value	0.20%	6.69%	(14.92)%	(1.49)%	8.95%
Ratios to Average Net Assets(e)
Total expenses	1.07%	1.10%	1.12%(f)	1.08%(g)	1.10%
Total expenses after fees waived and/or reimbursed	0.78%	0.79%	0.84%(f)	0.86%(g)	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78%	0.79%	0.82%(f)	0.86%(g)	0.78%
Net investment income	4.34%	3.78%	2.15%	1.65%	1.74%
Supplemental Data
Net assets, end of year (000)	$79,628	$76,849	$83,094	$109,613	$91,388
Portfolio turnover rate(h)	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.08%, 0.80% and 0.78%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.00%, 0.78% and 0.78%, respectively.

(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	168%	223%	195%	228%	234%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of year	$5.32	$5.12	$6.19	$6.37	$6.12
Net investment income(b)	0.19	0.16	0.08	0.06	0.06
Net realized and unrealized gain (loss)	(0.23)	0.14	(1.04)	(0.19)	0.43
Net increase (decrease) from investment operations	(0.04)	0.30	(0.96)	(0.13)	0.49
Distributions(c)
From net investment income	(0.04)	(0.05)	—	(0.03)	(0.04)
From net realized gain	—	—	—	(0.01)	(0.20)
Return of capital	(0.06)	(0.05)	(0.11)	(0.01)	—
Total distributions	(0.10)	(0.10)	(0.11)	(0.05)	(0.24)
Net asset value, end of year	$5.18	$5.32	$5.12	$6.19	$6.37
Total Return(d)
Based on net asset value	(0.73)%	5.89%	(15.56)%	(2.07)%	7.97%
Ratios to Average Net Assets(e)
Total expenses	1.73%	1.75%	1.79%(f)	1.83%(g)	1.93%
Total expenses after fees waived and/or reimbursed	1.53%	1.54%	1.59%(f)	1.63%(g)	1.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53%	1.54%	1.57%(f)	1.63%(g)	1.53%
Net investment income	3.59%	3.04%	1.40%	0.92%	1.03%
Supplemental Data
Net assets, end of year (000)	$2,980	$3,624	$4,055	$5,555	$3,055
Portfolio turnover rate(h)	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.75%, 1.55% and 1.53%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.73%, 1.53% and 1.53%, respectively.

(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	168%	223%	195%	228%	234%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of year	$5.32	$5.12	$6.19	$6.38	$6.13
Net investment income(b)	0.24	0.21	0.13	0.12	0.13
Net realized and unrealized gain (loss)	(0.21)	0.14	(1.03)	(0.20)	0.42
Net increase (decrease) from investment operations	0.03	0.35	(0.90)	(0.08)	0.55
Distributions(c)
From net investment income	(0.10)	(0.09)	—	(0.09)	(0.10)
From net realized gain	—	—	—	(0.01)	(0.20)
Return of capital	(0.06)	(0.06)	(0.17)	(0.01)	—
Total distributions	(0.16)	(0.15)	(0.17)	(0.11)	(0.30)
Net asset value, end of year	$5.19	$5.32	$5.12	$6.19	$6.38
Total Return(d)
Based on net asset value	0.51%	7.01%	(14.67)%	(1.19)%	9.10%
Ratios to Average Net Assets(e)
Total expenses	0.62%	0.64%	0.67%(f)	0.70%(g)	0.69%
Total expenses after fees waived and/or reimbursed	0.48%	0.49%	0.53%(f)	0.58%(g)	0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48%	0.49%	0.51%(f)	0.58%(g)	0.48%
Net investment income	4.64%	4.13%	2.43%	1.97%	2.01%
Supplemental Data
Net assets, end of year (000)	$204,879	$189,840	$136,087	$119,076	$55,297
Portfolio turnover rate(h)	293%	382%	288%	354%	330%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.49% and 0.47%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.60%, 0.48% and 0.48%, respectively.

(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Portfolio turnover rate (excluding MDRs)	168%	223%	195%	228%	234%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.84	$9.66	$10.45	$10.10	$9.88
Net investment income(a)	0.49	0.38	0.21	0.11	0.14
Net realized and unrealized gain (loss)	0.18	0.24	(0.52)	0.51	0.21
Net increase (decrease) from investment operations	0.67	0.62	(0.31)	0.62	0.35
Distributions(b)
From net investment income	(0.41)	(0.44)	(0.47)	(0.18)	(0.13)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	(0.41)	(0.44)	(0.48)	(0.27)	(0.13)
Net asset value, end of year	$10.10	$9.84	$9.66	$10.45	$10.10
Total Return(d)
Based on net asset value	6.83%	6.44%	(2.95)%	6.19%	3.57%
Ratios to Average Net Assets(e)
Total expenses	0.93%	0.94%	0.93%(f)	0.96%(f)	0.99%
Total expenses after fees waived and/or reimbursed	0.93%	0.93%	0.92%	0.95%	0.95%
Net investment income	4.78%	3.92%	2.08%	1.09%	1.38%
Supplemental Data
Net assets, end of year (000)	$6,301,630	$6,214,876	$8,887,596	$7,451,022	$3,091,298
Portfolio turnover rate(g)(h)	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	134%	198%	399%	417%	258%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.83	$9.64	$10.43	$10.09	$9.87
Net investment income(a)	0.46	0.35	0.19	0.08	0.14
Net realized and unrealized gain (loss)	0.19	0.25	(0.53)	0.51	0.19
Net increase (decrease) from investment operations	0.65	0.60	(0.34)	0.59	0.33
Distributions(b)
From net investment income	(0.39)	(0.41)	(0.44)	(0.16)	(0.11)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	(0.39)	(0.41)	(0.45)	(0.25)	(0.11)
Net asset value, end of year	$10.09	$9.83	$9.64	$10.43	$10.09
Total Return(d)
Based on net asset value	6.61%	6.19%	(3.23)%	5.85%	3.34%
Ratios to Average Net Assets(e)
Total expenses	1.22%	1.22%	1.19%(f)	1.23%	1.31%
Total expenses after fees waived and/or reimbursed	1.20%	1.20%	1.19%	1.20%	1.20%
Net investment income	4.48%	3.64%	1.86%	0.81%	1.34%
Supplemental Data
Net assets, end of year (000)	$359,115	$283,451	$453,650	$369,323	$179,389
Portfolio turnover rate(g)(h)	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	134%	198%	399%	417%	258%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.75	$9.56	$10.35	$10.05	$9.87
Net investment income(a)	0.39	0.28	0.11	0.02	0.01
Net realized and unrealized gain (loss)	0.18	0.24	(0.52)	0.50	0.24
Net increase (decrease) from investment operations	0.57	0.52	(0.41)	0.52	0.25
Distributions(b)
From net investment income	(0.31)	(0.33)	(0.37)	(0.13)	(0.07)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(c)
Return of capital	—	(0.00)(c)	—	—	(0.00)(c)
Total distributions	(0.31)	(0.33)	(0.38)	(0.22)	(0.07)
Net asset value, end of year	$10.01	$9.75	$9.56	$10.35	$10.05
Total Return(d)
Based on net asset value	5.87%	5.48%	(3.96)%	5.18%	2.55%
Ratios to Average Net Assets(e)
Total expenses	1.89%	1.90%	1.90%(f)	1.95%(f)	2.07%
Total expenses after fees waived and/or reimbursed	1.89%	1.90%	1.89%	1.94%	1.95%
Net investment income	3.82%	2.96%	1.09%	0.15%	0.10%
Supplemental Data
Net assets, end of year (000)	$15,508	$16,432	$21,457	$17,977	$4,868
Portfolio turnover rate(g)(h)	242%	344%	847%	936%	503%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	134%	198%	399%	417%	258%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Net asset value, beginning of period	$9.83	$9.65	$10.45	$10.10	$10.22
Net investment income(b)	0.50	0.40	0.23	0.17	0.01
Net realized and unrealized gain (loss)	0.19	0.23	(0.54)	0.46	(0.06)
Net increase (decrease) from investment operations	0.69	0.63	(0.31)	0.63	(0.05)
Distributions(c)
From net investment income	(0.42)	(0.45)	(0.48)	(0.19)	(0.07)
From net realized gain	—	—	(0.01)	(0.09)	(0.00)(d)
Return of capital	—	(0.00)(d)	—	—	(0.00)(d)
Total distributions	(0.42)	(0.45)	(0.49)	(0.28)	(0.07)
Net asset value, end of period	$10.10	$9.83	$9.65	$10.45	$10.10
Total Return(e)
Based on net asset value	7.05%	6.59%	(2.93)%	6.28%	(0.53)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.82%	0.83%	0.81%(h)	0.84%(h)	0.99%(i)
Total expenses after fees waived and/or reimbursed	0.82%	0.82%	0.81%	0.83%	0.90%(i)
Net investment income	4.89%	4.07%	2.32%	1.58%	0.35%(i)
Supplemental Data
Net assets, end of period (000)	$191,884	$189,225	$123,188	$37,071	$296
Portfolio turnover rate(j)(k)	242%	344%	847%	936%	503%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Annualized.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Period from 09/29/20(a) to 12/31/20

Portfolio turnover rate (excluding MDRs)	134%	198%	399%	417%	258%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and BlackRock Funds IV (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund is a series of the Trust.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Strategic Global Bond Fund, Inc.	Strategic Global Bond	Diversified
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Global Bond include the account of BlackRock Strategic Global Fund (Cayman) (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Global Bond and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Strategic Global Bond to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Global Bond may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $1,576,639, which is 0.2% of Strategic Global Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Global Bond, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly for Strategic Global Bond and declared and paid at least annually for Systematic Multi-Strategy.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Directors of the Fund and Board of Trustees of the Trust (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Notes to Financial Statements

Notes to Financial Statements  (continued)

Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears
Notes to Financial Statements

Notes to Financial Statements  (continued)

the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Strategic Global Bond	Coreweave Compute Acquisition Co. III, LLC	$749,259	$ 749,259	$743,640	$ (5,619)
	Montage Hotels & Resorts LLC	92,965	92,965	92,157	(808)
					$ (6,427)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of December 31, 2024, Strategic Global Bond had outstanding commitments of $1,413,399. These commitments are not included in the net assets of Strategic Global Bond as of December 31, 2024.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

•Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Strategic Global Bond	Systematic Multi-Strategy
First $1 billion	0.50%	0.80%
$1 billion — $3 billion	0.47	0.75
$3 billion — $5 billion	0.45	0.72
$5 billion — $10 billion	0.44	0.70
Greater than $10 billion	0.43	0.68

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

With respect to Strategic Global Bond, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) and with respect to Systematic Multi-Strategy, the Manager entered into separate sub-advisory agreements with BIL (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL or BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Strategic Global Bond		Systematic Multi-Strategy
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Strategic Global Bond	$ 192,692	$ 32,621	$ 225,313
Systematic Multi-Strategy	769,881	155,920	925,801
Administration:  The Trust, on behalf of Systematic Multi-Strategy, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy	$ 1,245,437	$ 61,591	$ 3,118	$ 41,144	$ 1,351,290
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 3,259	$ 2,405	$ 207	$ 1,026	$ 6,897
Systematic Multi-Strategy	13,949	1,207	166	581	15,903
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 778,837	$ 166,581	$ 4,000	$ 17,296	$ 966,714
Systematic Multi-Strategy	7,145,297	476,684	12,335	19,184	7,653,500
Notes to Financial Statements

Notes to Financial Statements  (continued)

Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Strategic Global Bond	$ 1,662
Systematic Multi-Strategy	2,281
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Strategic Global Bond	$ 218	$ 731
Systematic Multi-Strategy	—	604
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 19,124
Systematic Multi-Strategy	41,375
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 50,905
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K
Strategic Global Bond	0.53%	0.78%	1.53%	0.48%
Systematic Multi-Strategy	0.95	1.20	1.95	0.90
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended December 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 923,281
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Total
Systematic Multi-Strategy	$ 476	$ 53,080	$ 53,556

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 522,416	$ 128,042	$ 2,367	$ 17,296	$ 670,121
Systematic Multi-Strategy	—	9,732	—	—	9,732

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy	$168,066,136	$147,463,400	$8,151,267
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Strategic Global Bond	$ 1,607,429,302	$ 1,609,472,478	$ 615,290,886	$ 541,383,275
Systematic Multi-Strategy	14,533,391,199	14,208,912,288	3,032,046,615	3,141,758,396
For the year ended December 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Strategic Global Bond	$ 920,116,203	$ 919,581,772
Systematic Multi-Strategy	7,778,688,370	7,772,494,619
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Strategic Global Bond	$ (6)	$ 6
Notes to Financial Statements

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
Strategic Global Bond
Ordinary income	$ 14,284,702	$ 13,404,906
Return of capital	8,934,133	7,946,470
	$ 23,218,835	$ 21,351,376
Systematic Multi-Strategy
Ordinary income	$ 272,000,539	$ 293,193,805
Return of capital	—	795,844
	$ 272,000,539	$ 293,989,649
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Strategic Global Bond	$ (67,491,694)	$ (33,836,616)	$ (2,765,128)	$ (104,093,438)
Systematic Multi-Strategy	(272,857,397)	32,150,728	(47,710,039)	(288,416,708)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and constructive sales, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments and investment in a wholly owned subsidiary.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
Strategic Global Bond	$ 13,715,194
Systematic Multi-Strategy	126,536,319
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Global Bond	$ 867,297,750	$ 31,733,049	$ (63,036,581)	$ (31,303,532)
Systematic Multi-Strategy	7,409,420,833	322,585,451	(289,763,435)	32,822,016
9.
BANK BORROWINGS
Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Global Bond
Institutional
Shares sold	36,322,580	$ 189,863,340	40,244,410	$ 206,603,521
Shares issued in reinvestment of distributions	2,636,983	13,827,971	2,666,767	13,697,021
Shares redeemed	(29,442,709)	(154,252,405)	(44,535,145)	(228,158,253)
	9,516,854	$ 49,438,906	(1,623,968)	$ (7,857,711)
Investor A
Shares sold and automatic conversion of shares	4,316,471	$ 22,644,526	3,389,746	$ 17,320,493
Shares issued in reinvestment of distributions	374,615	1,963,763	373,785	1,920,539
Shares redeemed	(3,790,410)	(19,851,597)	(5,545,948)	(28,460,358)
	900,676	$ 4,756,692	(1,782,417)	$ (9,219,326)
Investor C
Shares sold	135,864	$ 713,631	193,530	$ 994,039
Shares issued in reinvestment of distributions	11,898	62,273	13,790	70,883
Shares redeemed and automatic conversion of shares	(254,817)	(1,329,545)	(318,182)	(1,622,675)
	(107,055)	$ (553,641)	(110,862)	$ (557,753)
Class K
Shares sold	14,331,097	$ 74,981,284	16,479,631	$ 83,986,080
Shares issued in reinvestment of distributions	1,003,064	5,258,266	751,120	3,851,469
Shares redeemed	(11,533,721)	(60,445,740)	(8,119,163)	(41,437,890)
	3,800,440	$ 19,793,810	9,111,588	$ 46,399,659
	14,110,915	$ 73,435,767	5,594,341	$ 28,764,869

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy
Institutional
Shares sold	180,306,521	$ 1,861,769,508	238,653,981	$ 2,320,026,704
Shares issued in reinvestment of distributions	23,632,658	238,689,843	26,379,018	259,375,786
Shares redeemed	(211,633,875)	(2,168,619,063)	(554,097,815)	(5,393,162,185)
	(7,694,696)	$ (68,159,712)	(289,064,816)	$ (2,813,759,695)
Investor A
Shares sold and automatic conversion of shares	12,861,853	$ 132,936,120	2,482,196	$ 24,126,595
Shares issued in reinvestment of distributions	1,324,102	13,346,952	1,156,559	11,358,241
Shares redeemed	(7,414,474)	(75,635,851)	(21,876,777)	(212,052,106)
	6,771,481	$ 70,647,221	(18,238,022)	$ (176,567,270)
Investor C
Shares sold	196,930	$ 2,031,328	118,841	$ 1,143,759
Shares issued in reinvestment of distributions	45,857	458,573	56,003	545,312
Shares redeemed and automatic conversion of shares	(377,899)	(3,821,692)	(734,076)	(7,055,728)
	(135,112)	$ (1,331,791)	(559,232)	$ (5,366,657)
Class K
Shares sold	5,653,206	$ 58,023,354	21,841,953	$ 210,870,391
Shares issued in reinvestment of distributions	356,843	3,600,544	407,601	4,001,989
Shares redeemed	(6,242,348)	(64,747,041)	(15,774,510)	(154,298,735)
	(232,299)	$ (3,123,143)	6,475,044	$ 60,573,645
	(1,290,626)	$ (1,967,425)	(301,387,026)	$ (2,935,119,977)
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Systematic Multi-Strategy	29,354
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Strategic Global Bond Fund, Inc. and the Shareholders of BlackRock Systematic Multi-Strategy Fund and the Board of Trustees of BlackRock Funds IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Strategic Global Bond Fund, Inc., and of BlackRock Systematic Multi-Strategy Fund of BlackRock Funds IV, (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights are consolidated for BlackRock Strategic Global Bond Fund, Inc. as of December 31, 2024, for the year then ended, and for the two years in the period ended December 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
Strategic Global Bond	$ 547,198
Systematic Multi-Strategy	12,606,442
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
Systematic Multi-Strategy	$ 223,623
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
Strategic Global Bond	$ 1,782,722
Systematic Multi-Strategy	4,445,932
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Strategic Global Bond	1.38%
Systematic Multi-Strategy	4.30
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
Strategic Global Bond	$ 35,772,902
Systematic Multi-Strategy	303,139,353
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends
Strategic Global Bond	$ 14,284,702
Systematic Multi-Strategy	267,323,007
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund and the Trust is paid by the Fund and the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
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Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(a)
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited(b)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
(a) For Systematic Multi-Strategy Fund only
(b) For Strategic Global Bond Fund only
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PCL	Public Company Limited
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

2024 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds IV

Date: February 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: February 25, 2025